UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811–05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292–1000

Date of fiscal year end:	December 31, 2020

Date of reporting period:	January 1, 2020 — June 30, 2020

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

IMPORTANT NOTICE: Delivery of paper fund reports

In accordance with regulations adopted by the Securities and Exchange Commission, beginning on or after January 1, 2021, at the election of your insurance provider, you may not receive paper reports like this one in the mail from the insurance provider that offers your variable annuity contract or variable life insurance policy unless you specifically request it. Instead, they will be available on a website, and your insurance provider will notify you by mail whenever a new one is available, and provide you with a website link to access the report.

If you wish to continue to receive paper reports free of charge after January 1, 2021, please contact your insurance provider.

If you already receive these reports electronically, no action is required.

Message from the Trustees

August 7, 2020

Dear Shareholder:

Financial markets worldwide continue to be challenged by economic uncertainty and high unemployment due to the COVID-19 pandemic. In addition, our nation is struggling with confusion, anger, and grief over horrific acts of racism and brutality in our country and with the overall issue of systemic racial injustice. Your Board of Trustees and Putnam Investments stand united against oppression and racism. We will work to support thoughtful and resourceful actions to elevate both our workplace and society.

Also, we would like to take this opportunity to thank Robert E. Patterson, who retired as a Trustee on June 30, 2020, for his 36 years of service. We will miss Bob’s experienced judgment and insights, and we wish him well. We are also pleased to welcome Mona K. Sutphen to the Board. Ms. Sutphen brings extensive professional and directorship experience to her role as a Trustee.

As always, thank you for investing with Putnam.

The views expressed in this report are exclusively those of Putnam Management and are subject to change. They are not meant as investment advice. Please note that the holdings discussed in this report may not have been held by the fund for the entire period. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future.

Consider these risks before investing: Emerging-market securities carry illiquidity and volatility risks. Lower-rated bonds may offer higher yields in return for more risk. Funds that invest in government securities are not guaranteed. Mortgage-backed investments, unlike traditional debt investments, are subject to prepayment risk, which means that they may increase in value less than other bonds when interest rates decline and decline in value more than other bonds when interest rates rise. Bond investments are subject to interest-rate risk (the risk of bond prices falling if interest rates rise) and credit risk (the risk of an issuer defaulting on interest or principal payments). Interest-rate risk is generally greater for longer-term bonds, and credit risk is generally greater for below-investment-grade bonds. Risks associated with derivatives include increased investment exposure (which may be considered leverage) and, in the case of over-the-counter instruments, the potential inability to terminate or sell derivatives positions and the potential failure of the other party to the instrument to meet its obligations. Unlike bonds, funds that invest in bonds have fees and expenses. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political, or financial market conditions; investor sentiment and market perceptions; government actions; geopolitical events or changes; and factors related to a specific issuer, geography, industry, or sector. International investing involves currency, economic, and political risks. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. Our investment techniques, analyses, and judgments may not produce the outcome we intend. The investments we select for the fund may not perform as well as other securities that we do not select for the fund. We, or the fund’s other service providers, may experience disruptions or operating errors that could have a negative effect on the fund. You can lose money by investing in the fund.

Performance summary (as of 6/30/20)

Investment objective

As high a level of current income as Putnam Investment Management, LLC, (Putnam Management) believes is consistent with preservation of capital

Net asset value June 30, 2020

Class IA: $5.34	Class IB: $5.36

Total return at net asset value

				Bloomberg
			ICE BofA U.S.	Barclays U.S.
	Class IA	Class IB	Treasury Bill	Aggregate
(as of 6/30/20)	shares*	shares†	Index	Bond Index
6 months	–6.86%	–6.98%	0.67%	6.14%
1 year	–2.83	–3.12	1.71%	8.74
5 years	14.59	13.15	6.25	23.45
Annualized	2.76	2.50	1.22	4.30
10 years	43.45	40.06	6.85	45.55
Annualized	3.67	3.43	0.66	3.82
Life	272.33	254.85	96.72	299.27
Annualized	5.03	4.84	2.56	5.30

Recent performance may have benefited from one or more legal settlements.

For a portion of the periods, the fund had expense limitations, without which returns would have been lower.

* Class inception date: September 15, 1993.

† Class inception date: April 6, 1998.

The ICE BofA (Intercontinental Exchange Bank of America) U.S. Treasury Bill Index is an unmanaged index that tracks the performance of U.S.-dollar-denominated U.S. Treasury bills publicly issued in the U.S. domestic market. Qualifying securities must have a remaining term of at least one month to final maturity and a minimum amount outstanding of $1 billion. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.

ICE Data Indices, LLC (“ICE BofA”), used with permission. ICE BofA permits use of the ICE BofA indices and related data on an “as is” basis; makes no warranties regarding same; does not guarantee the suitability, quality, accuracy, timeliness, and/or completeness of the ICE BofA indices or any data included in, related to, or derived therefrom; assumes no liability in connection with the use of the foregoing; and does not sponsor, endorse, or recommend Putnam Investments, or any of its products or services.

Data represent past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. Performance information does not reflect any deduction for taxes a shareholder may owe on fund distributions or on the redemption of fund shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would have been lower. Performance of class IB shares before their inception is derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Allocations are shown as a percentage of the fund’s net assets. Cash and net other assets, if any, represent the market value weights of cash, derivatives, short-term securities, and other unclassified assets in the portfolio. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities, any interest accruals, the use of different classifications of securities for presentation purposes, and rounding. Allocations may not total 100% because the table includes the notional value of certain derivatives (the economic value for purposes of calculating periodic payment obligations), in addition to the market value of securities. Holdings and allocations may vary over time.

Credit qualities are shown as a percentage of net assets. A bond rated BBB or higher (A-3 or higher, for short-term debt) is considered investment grade. This chart reflects the highest security rating provided by one or more of Standard & Poor’s, Moody’s, and Fitch. To-be-announced (TBA) mortgage commitments, if any, are included based on their issuer ratings. Ratings may vary over time.

Cash, derivative instruments, and net other assets are shown in the not-rated category. Payables and receivables for TBA mortgage commitments are included in the not-rated category and may result in negative weights. The fund itself has not been rated by an independent rating agency.

Putnam VT Diversified Income Fund 1

Understanding your fund’s expenses

As an investor in a variable annuity product that invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the following information, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, which are not shown in this section and would result in higher total expenses. Charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your fund’s expenses

The two left-hand columns of the Expenses per $1,000 table show the expenses you would have paid on a $1,000 investment in your fund from 1/1/20 to 6/30/20. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. To estimate the ongoing expenses you paid over the period, divide your account value by $1,000, then multiply the result by the number in the first line for the class of shares you own.

Compare your fund’s expenses with those of other funds

The two right-hand columns of the Expenses per $1,000 table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expense ratios

	Class IA	Class IB
Total annual operating expenses for the fiscal
year ended 12/31/19	0.80%	1.05%
Annualized expense ratio for the six-month
period ended 6/30/20	0.78%	1.03%

Fiscal year expense information in this table is taken from the most recent prospectus, is subject to change, and may differ from that shown for the annualized expense ratio and in the financial highlights of this report.

Expenses are shown as a percentage of average net assets.

Expenses per $1,000

Expenses and value for a
	Expenses and value for a		$1,000 investment, assuming
	$1,000 investment, assuming		a hypothetical 5% annualized
	actual returns for the		return for the 6 months
	6 months ended 6/30/20		ended 6/30/20
	Class IA	Class IB	Class IA	Class IB
Expenses paid
per $1,000*†	$3.75	$4.94	$3.92	$5.17
Ending value
(after
expenses)	$931.40	$930.20	$1,020.98	$1,019.74

*Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended 6/30/20. The expense ratio may differ for each share class.

†Expenses based on actual returns are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. Expenses based on a hypothetical 5% return are calculated by multiplying the expense ratio by the average account value for the six-month period; then multiplying the result by the number of days in the six-month period; and then dividing that result by the number of days in the year.

Your fund’s managers also manage other accounts advised by Putnam Management or an affiliate, including retail mutual fund counterparts to the funds in Putnam Variable Trust.

2 Putnam VT Diversified Income Fund

ABOUT DERIVATIVES

Derivatives are an increasingly common type of investment instrument, the performance of which is derived from an underlying security, index, currency, or other area of the capital markets. Derivatives employed by the fund’s managers generally serve one of two main purposes: to implement a strategy that may be difficult or more expensive to invest in through traditional securities, or to hedge unwanted risk associated with a particular position.

For example, the fund’s managers might use currency forward contracts to capitalize on an anticipated change in exchange rates between two currencies. This approach would require a significantly smaller outlay of capital than purchasing traditional bonds denominated in the underlying currencies. In another example, the managers may identify a bond that they believe is undervalued relative to its risk of default, but may seek to reduce the interest-rate risk of that bond by using interest-rate swaps, a derivative through which two parties “swap” payments based on the movement of certain rates. In other examples, the managers may use options and futures contracts to hedge against a variety of risks by establishing a combination of long and short exposures to specific equity markets or sectors.

Like any other investment, derivatives may not appreciate in value and may lose money. Derivatives may amplify traditional investment risks through the creation of leverage and may be less liquid than traditional securities. And because derivatives typically represent contractual agreements between two financial institutions, derivatives entail “counterparty risk,” which is the risk that the other party is unable or unwilling to pay. Putnam monitors the counterparty risks we assume. For example, Putnam often enters into collateral agreements that require the counterparties to post collateral on a regular basis to cover their obligations to the fund. Counterparty risk for exchange-traded futures and centrally cleared swaps is mitigated by the daily exchange of margin and other safeguards against default through their respective clearinghouses.

Putnam VT Diversified Income Fund 3

The fund’s portfolio 6/30/20 (Unaudited)

U.S. GOVERNMENT AND AGENCY
MORTGAGE OBLIGATIONS (51.3%)*	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.0%)
Government National Mortgage Association
Pass-Through Certificates
5.50%, 5/20/49	$35,393	$39,731
5.00%, with due dates from 5/20/49 to 3/20/50	210,735	237,159
4.00%, TBA, 7/1/50	3,000,000	3,180,703
3.50%, with due dates from 9/20/49 to 11/20/49	289,823	313,903
		3,771,496
U.S. Government Agency Mortgage Obligations (49.3%)
Federal Home Loan Mortgage Corporation
Pass-Through Certificates 3.50%, 2/1/35 [i]	237,443	255,218
Federal National Mortgage Association
Pass-Through Certificates
5.00%, with due dates from 1/1/49 to 5/1/49	94,070	104,282
4.50%, 5/1/49	46,508	51,300
Uniform Mortgage-Backed Securities
5.50%, TBA, 7/1/50	3,000,000	3,302,809
4.50%, TBA, 7/1/50	2,000,000	2,149,062
4.00%, TBA, 7/1/50	18,000,000	19,075,781
3.50%, TBA, 7/1/50	30,000,000	31,551,564
3.00%, TBA, 7/1/50	29,000,000	30,544,024
2.50%, TBA, 7/1/50	4,000,000	4,170,625
2.00%, TBA, 7/1/50	1,000,000	1,023,359
		92,228,024
Total U.S. government and agency mortgage
obligations (cost $96,072,689)		$95,999,520

U.S. TREASURY OBLIGATIONS (0.2%)*	Principal amount	Value

U.S. Treasury Notes
2.50%, 1/31/24 [i]	$235,000	$256,683
2.125%, 8/31/20 [i]	101,000	102,042
Total U.S. treasury obligations (cost $358,725)		$358,725

MORTGAGE-BACKED SECURITIES (35.6%)*	Principal amount	Value

Agency collateralized mortgage obligations (18.0%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1
Month US LIBOR) + 25.79%), 25.05%, 4/15/37	$21,668	$40,010
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1
Month US LIBOR) + 23.80%), 23.119%, 11/15/35	62,246	111,365
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month
US LIBOR) + 22.28%), 21.665%, 12/15/36	41,999	67,833
REMICs IFB Ser. 3065, Class DC, ((-3 x 1 Month US
LIBOR) + 19.86%), 19.306%, 3/15/35	137,049	190,032
REMICs IFB Ser. 4742, Class S, IO, ((-1 x 1 Month
US LIBOR) + 6.20%), 6.015%, 12/15/47	1,943,940	255,434
REMICs IFB Ser. 4839, Class WS, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.915%, 8/15/56	3,057,150	771,930
REMICs IFB Ser. 4678, Class MS, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.915%, 4/15/47	906,935	161,907
REMICs Ser. 4077, Class IK, IO, 5.00%, 7/15/42	902,585	142,157
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	832,392	113,111
REMICs Ser. 4000, Class PI, IO, 4.50%, 1/15/42	404,962	52,919
REMICs Ser. 4024, Class PI, IO, 4.50%, 12/15/41	856,182	88,816
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	562,498	54,593
REMICs Ser. 4530, Class TI, IO, 4.00%, 11/15/45	844,445	92,217
REMICs Ser. 4425, IO, 4.00%, 1/15/45	2,054,548	236,273
REMICs Ser. 4452, Class QI, IO, 4.00%, 11/15/44	1,399,761	221,617
REMICs Ser. 4403, Class CI, IO, 4.00%, 10/15/44	647,337	77,856
REMICs Ser. 4000, Class LI, IO, 4.00%, 2/15/42	913,083	74,973

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal Home Loan Mortgage Corporation
REMICs Ser. 4604, Class QI, IO, 3.50%, 7/15/46	$2,376,585	$178,244
REMICs Ser. 4580, Class ID, IO, 3.50%, 8/15/45	1,818,200	133,783
REMICs Ser. 4105, Class HI, IO, 3.50%, 7/15/41	590,678	46,473
Strips Ser. 304, Class C37, IO, 3.50%, 12/15/27	607,734	40,911
REMICs Ser. 4210, Class PI, IO, 3.00%, 12/15/41	550,244	20,254
Structured Pass-Through Certificates FRB
Ser. 57, Class 1AX, IO, 0.377%, 7/25/43 W	798,953	7,990
REMICs Ser. 3300, PO, zero %, 2/15/37	12,269	11,463
REMICs Ser. 3326, Class WF, zero %, 10/15/35 W	756	687
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month
US LIBOR) + 39.90%), 38.793%, 7/25/36	25,974	50,703
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x 1
Month US LIBOR) + 24.57%), 23.89%, 3/25/36	87,236	156,789
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1
Month US LIBOR) + 24.20%), 23.524%, 6/25/37	56,107	99,836
REMICs IFB Ser. 08-24, Class SP, ((-3.667 x 1
Month US LIBOR) + 23.28%), 22.607%, 2/25/38	51,675	72,644
REMICs IFB Ser. 05-122, Class SE, ((-3.5 x 1
Month US LIBOR) + 23.10%), 22.454%, 11/25/35	55,590	80,922
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month
US LIBOR) + 17.39%), 16.914%, 11/25/34	50,599	60,480
REMICs IFB Ser. 13-90, Class SD, IO, ((-1 x 1
Month US LIBOR) + 6.60%), 6.416%, 9/25/43	1,662,234	355,566
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x 1
Month US LIBOR) + 6.40%), 6.216%, 4/25/40	566,908	125,780
REMICs IFB Ser. 18-20, Class SB, IO, ((-1 x 1
Month US LIBOR) + 6.25%), 6.066%, 3/25/48	3,099,984	582,177
REMICs IFB Ser. 15-42, Class LS, IO, ((-1 x 1
Month US LIBOR) + 6.20%), 6.016%, 6/25/45	2,865,520	508,478
REMICs Ser. 16-3, Class NI, IO, 6.00%, 2/25/46	1,157,389	243,082
REMICs IFB Ser. 17-32, Class SA, IO, ((-1 x 1
Month US LIBOR) + 6.15%), 5.966%, 5/25/47	6,544,023	1,243,364
REMICs IFB Ser. 18-86, Class DS, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.916%, 12/25/48	2,265,568	274,700
REMICs IFB Ser. 16-96, Class ST, IO, ((-1 x 1
Month US LIBOR) + 6.10%), 5.916%, 12/25/46	1,997,086	443,290
REMICs IFB Ser. 19-57, Class KS, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.866%, 10/25/49	7,479,819	1,274,468
REMICs IFB Ser. 19-43, Class JS, IO, ((-1 x 1
Month US LIBOR) + 6.05%), 5.866%, 8/25/49	3,415,647	528,363
REMICs IFB Ser. 10-140, Class GS, IO, ((-1 x 1
Month US LIBOR) + 6.00%), 5.816%, 7/25/39	1,248,832	76,146
REMICs Ser. 13-107, Class SB, IO, ((-1 x 1 Month
US LIBOR) + 5.95%), 5.766%, 2/25/43	1,243,382	281,276
Interest Strip Ser. 374, Class 6, IO, 5.50%,
8/25/36	94,626	15,535
REMICs Ser. 15-30, IO, 5.50%, 5/25/45	1,966,483	385,922
Interest Strip Ser. 378, Class 19, IO, 5.00%,
6/25/35	288,769	48,298
Interest Strip Ser. 366, Class 22, IO, 4.50%,
10/25/35	768	4
REMICs Ser. 12-127, Class BI, IO, 4.50%, 11/25/42	279,144	50,548
REMICs Ser. 12-30, Class HI, IO, 4.50%, 12/25/40	1,200,992	52,483
REMICs Ser. 17-7, Class JI, IO, 4.00%, 2/25/47	797,402	84,160
REMICs Ser. 15-88, Class QI, IO, 4.00%, 10/25/44	892,646	61,994
REMICs Ser. 15-83, IO, 4.00%, 10/25/43	2,704,380	312,973
REMICs Ser. 13-41, Class IP, IO, 4.00%, 5/25/43	798,841	89,654
REMICs Ser. 13-44, Class PI, IO, 4.00%, 1/25/43	669,064	63,046
REMICs Ser. 16-102, Class JI, IO, 3.50%, 2/25/46	1,419,397	107,406
REMICs Ser. 13-35, Class IP, IO, 3.00%, 6/25/42	740,847	33,131

4 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Federal National Mortgage Association
REMICs Ser. 13-53, Class JI, IO, 3.00%, 12/25/41	$1,085,476	$62,900
REMICs Ser. 13-23, Class PI, IO, 3.00%, 10/25/41	624,659	17,835
Grantor Trust Ser. 00-T6, IO, 0.717%, 11/25/40 W	635,462	13,472
REMICs Ser. 99-51, Class N, PO, zero %, 9/17/29	3,550	3,240
Government National Mortgage Association
IFB Ser. 14-60, Class SD, IO, ((-1 x 1 Month US
LIBOR) + 6.18%), 5.99%, 4/20/44	3,038,678	653,711
IFB Ser. 13-129, Class SN, IO, ((-1 x 1 Month US
LIBOR) + 6.15%), 5.96%, 9/20/43	552,062	112,483
IFB Ser. 19-96, Class SY, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 5.91%, 8/20/49	5,331,305	876,360
IFB Ser. 19-83, Class SY, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 5.91%, 7/20/49	5,636,881	834,935
IFB Ser. 13-99, Class VS, IO, ((-1 x 1 Month US
LIBOR) + 6.10%), 5.905%, 7/16/43	339,987	65,448
IFB Ser. 20-7, Class SK, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.86%, 1/20/50	2,435,471	440,384
IFB Ser. 19-152, Class ES, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.86%, 12/20/49	3,212,953	452,937
IFB Ser. 19-99, Class KS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.86%, 8/20/49	212,132	28,460
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.86%, 6/20/49	268,946	33,585
IFB Ser. 20-15, Class CS, IO, ((-1 x 1 Month US
LIBOR) + 6.05%), 5.86%, 12/2/21	678,050	81,904
IFB Ser. 14-119, Class SA, IO, ((-1 x 1 Month US
LIBOR) + 5.60%), 5.41%, 8/20/44	1,470,530	267,691
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	662,359	115,913
Ser. 16-42, IO, 5.00%, 2/20/46	1,121,011	199,964
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	982,502	114,805
Ser. 18-127, Class IC, IO, 5.00%, 10/20/44	1,998,889	351,205
Ser. 14-76, IO, 5.00%, 5/20/44	600,638	101,663
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	640,264	122,611
Ser. 12-146, IO, 5.00%, 12/20/42	984,076	198,045
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	335,537	61,214
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40	493,918	90,233
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	2,183,834	398,550
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	1,253,113	226,337
Ser. 17-26, Class MI, IO, 5.00%, 11/20/39	1,904,002	362,474
Ser. 15-79, Class GI, IO, 5.00%, 10/20/39	410,150	75,558
Ser. 18-94, Class AI, IO, 4.50%, 7/20/48	3,651,365	482,250
Ser. 16-37, Class IW, IO, 4.50%, 2/20/46	761,813	109,086
Ser. 16-104, Class GI, IO, 4.50%, 1/20/46	1,200,531	139,562
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	796,990	67,816
Ser. 13-182, Class IQ, IO, 4.50%, 12/16/43	973,492	168,930
Ser. 13-34, Class IH, IO, 4.50%, 3/20/43	1,478,961	219,784
Ser. 13-183, Class JI, IO, 4.50%, 2/16/43	536,364	43,394
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	185,911	16,382
Ser. 17-42, Class IC, IO, 4.50%, 8/20/41	822,701	140,476
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40	988,686	88,840
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	1,018,452	163,860
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40	1,014,078	153,408
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	501,880	80,301
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	526,798	100,092
Ser. 15-186, Class AI, IO, 4.00%, 12/20/45	2,820,743	387,852
Ser. 16-27, Class IB, IO, 4.00%, 11/20/45	845,270	102,371
Ser. 15-79, Class CI, IO, 4.00%, 5/20/45	1,804,442	262,354
Ser. 15-64, Class YI, IO, 4.00%, 11/20/44	1,061,941	119,468
Ser. 17-63, Class PI, IO, 4.00%, 12/20/43	1,085,940	70,043
Ser. 13-165, Class IL, IO, 4.00%, 3/20/43	658,756	86,853
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42	1,051,121	146,229

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Agency collateralized mortgage obligations cont.
Government National Mortgage Association
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41	$2,317,094	$211,145
Ser. 16-48, Class MI, IO, 3.50%, 4/16/46	1,275,035	184,753
Ser. 18-127, Class IE, IO, 3.50%, 1/20/46	1,891,747	172,641
Ser. 16-75, Class EI, IO, 3.50%, 8/20/45	1,595,922	118,181
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43	637,691	18,074
Ser. 13-76, IO, 3.50%, 5/20/43	1,788,817	213,191
Ser. 13-28, IO, 3.50%, 2/20/43	582,007	60,459
Ser. 13-54, Class JI, IO, 3.50%, 2/20/43	849,854	83,923
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	1,420,906	142,091
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	570,009	54,863
Ser. 12-136, Class BI, IO, 3.50%, 11/20/42	1,106,751	155,048
Ser. 12-140, Class IC, IO, 3.50%, 11/20/42	1,287,393	199,394
Ser. 12-128, Class IA, IO, 3.50%, 10/20/42	1,694,138	255,984
Ser. 15-69, Class IK, IO, 3.50%, 3/20/38	1,252,702	70,402
Ser. 14-44, Class IA, IO, 3.50%, 5/20/28	1,941,610	138,340
Ser. 16-H23, Class NI, IO, 3.167%, 10/20/66 W	9,179,146	943,616
Ser. 16-H22, Class AI, IO, 3.14%, 10/20/66 W	3,167,446	324,787
Ser. 20-36, Class MI, IO, 3.00%, 3/20/50	2,841,240	261,978
Ser. 15-H24, Class AI, IO, 2.985%, 9/20/65 W	2,760,696	239,965
Ser. 16-H24, Class JI, IO, 2.978%, 11/20/66 W	2,914,878	346,086
Ser. 17-H12, Class QI, IO, 2.736%, 5/20/67 W	2,877,882	295,769
Ser. 17-H11, Class TI, IO, 2.726%, 4/20/67 W	2,122,767	221,863
Ser. 18-H05, Class BI, IO, 2.563%, 2/20/68 W	3,311,199	389,066
Ser. 18-H05, Class AI, IO, 2.535%, 2/20/68 W	2,632,445	315,893
Ser. 16-H03, Class AI, IO, 2.484%, 1/20/66 W	2,472,695	222,313
Ser. 16-H06, Class DI, IO, 2.469%, 7/20/65	4,643,852	347,792
Ser. 16-H17, Class KI, IO, 2.427%, 7/20/66 W	1,626,777	170,185
Ser. 17-H02, Class BI, IO, 2.425%, 1/20/67 W	2,503,201	263,980
Ser. 16-H14, Class AI, IO, 2.405%, 6/20/66 W	2,302,881	227,555
Ser. 17-H08, Class NI, IO, 2.373%, 3/20/67 W	3,623,380	352,917
Ser. 17-H06, Class BI, IO, 2.351%, 2/20/67 W	2,783,161	277,499
Ser. 17-H10, Class MI, IO, 2.295%, 4/20/67 W	4,717,726	398,176
Ser. 18-H03, Class XI, IO, 2.291%, 2/20/68 W	2,930,930	333,247
Ser. 16-H02, Class HI, IO, 2.254%, 1/20/66 W	3,487,330	275,150
Ser. 16-H06, Class CI, IO, 2.215%, 2/20/66 W	5,068,452	339,186
Ser. 16-H10, Class AI, IO, 2.202%, 4/20/66 W	4,824,082	343,262
Ser. 17-H09, IO, 2.185%, 4/20/67 W	3,422,608	299,091
Ser. 15-H10, Class BI, IO, 2.162%, 4/20/65 W	2,113,954	182,658
Ser. 16-H09, Class BI, IO, 2.115%, 4/20/66 W	4,144,894	392,874
Ser. 17-H16, Class JI, IO, 2.108%, 8/20/67 W	3,632,918	469,318
Ser. 16-H03, Class DI, IO, 2.021%, 12/20/65 W	2,853,664	204,140
Ser. 17-H11, Class DI, IO, 1.97%, 5/20/67 W	2,558,406	262,324
Ser. 16-H16, Class EI, IO, 1.916%, 6/20/66 W	2,377,005	236,037
Ser. 17-H16, Class IB, IO, 1.834%, 8/20/67 W	3,133,823	267,970
Ser. 17-H16, Class IG, IO, 1.825%, 7/20/67 W	3,250,670	281,170
Ser. 15-H25, Class EI, IO, 1.825%, 10/20/65 W	2,538,053	212,435
FRB Ser. 15-H08, Class CI, IO, 1.766%, 3/20/65 W	1,574,695	113,384
Ser. 15-H23, Class BI, IO, 1.719%, 9/20/65 W	3,372,221	258,987
Ser. 16-H24, Class CI, IO, 1.667%, 10/20/66 W	2,280,575	158,835
Ser. 16-H14, IO, 1.655%, 6/20/66 W	1,826,166	125,286
Ser. 13-H08, Class CI, IO, 1.61%, 2/20/63 W	3,566,353	161,556
Ser. 15-H25, Class AI, IO, 1.583%, 9/20/65 W	4,711,717	358,091
Ser. 14-H21, Class BI, IO, 1.504%, 10/20/64 W	2,952,737	188,089
Ser. 15-H26, Class CI, IO, zero %, 8/20/65 W	4,794,198	70,954
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,257	1,132
		33,682,439
Commercial mortgage-backed securities (6.7%)
Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.542%, 1/12/45 W	879,000	615,300
Ser. 05-PWR7, Class B, 5.214%, 2/11/41 W	267,676	264,999

Putnam VT Diversified Income Fund 5

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
Bear Stearns Commercial Mortgage Securities
Trust 144A
FRB Ser. 06-PW11, Class B, 5.802%, 3/11/39 W	$362,214	$253,550
FRB Ser. 07-T28, Class D, 5.718%, 9/11/42 W	275,000	147,944
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class E, 5.93%, 12/15/47 W	326,000	298,165
FRB Ser. 11-C2, Class F, 5.25%, 12/15/47 W	822,000	710,394
COMM Mortgage Trust FRB Ser. 14-CR16, Class C,
5.092%, 4/10/47 W	227,000	214,294
COMM Mortgage Trust 144A
FRB Ser. 12-CR3, Class E, 4.909%, 10/15/45 W	251,000	116,088
Ser. 12-CR3, Class F, 4.75%, 10/15/45 W	700,000	334,129
FRB Ser. 13-CR9, Class D, 4.386%, 7/10/45 W	452,000	321,915
Credit Suisse Commercial Mortgage Trust FRB
Ser. 06-C5, Class AX, IO, 1.092%, 12/15/39 W	1,092,965	4,735
Credit Suisse Commercial Mortgage Trust 144A FRB
Ser. 07-C4, Class C, 5.91%, 9/15/39 W	9,206	9,096
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8.00%,
12/28/38 (Cayman Islands)	72,298	73,230
CSAIL Commercial Mortgage Trust 144A FRB
Ser. 15-C1, Class D, 3.912%, 4/15/50 W	307,000	211,830
GS Mortgage Securities Trust 144A FRB
Ser. 14-GC24, Class D, 4.665%, 9/10/47 W	675,000	249,750
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.971%, 2/15/47 W	987,000	462,914
FRB Ser. C14, Class D, 4.859%, 8/15/46 W	350,000	270,654
FRB Ser. 14-C18, Class E, 4.471%, 2/15/47 W	381,000	133,407
Ser. 14-C25, Class E, 3.332%, 11/15/47 W	656,000	339,683
JPMorgan Chase Commercial Mortgage Securities
Trust FRB Ser. 13-LC11, Class D, 4.306%, 4/15/46 W	408,000	297,817
JPMorgan Chase Commercial Mortgage Securities
Trust 144A
FRB Ser. 07-CB20, Class E, 6.374%, 2/12/51 W	403,000	161,200
FRB Ser. 11-C3, Class F, 5.853%, 2/15/46 W	401,000	126,959
FRB Ser. 11-C4, Class C, 5.526%, 7/15/46 W	188,000	184,873
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46 W	715,000	408,572
Mezz Cap Commercial Mortgage Trust 144A FRB
Ser. 07-C5, Class X, IO, 7.004%, 12/15/49 W	11,396	—
Morgan Stanley Bank of America Merrill Lynch
Trust 144A
FRB Ser. 13-C11, Class D, 4.498%, 8/15/46 W	750,000	406,602
FRB Ser. 13-C10, Class D, 4.218%, 7/15/46 W	478,000	332,436
Ser. 14-C17, Class E, 3.50%, 8/15/47	369,000	221,100
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44 W	255,772	51,154
Ser. 07-HQ11, Class B, 5.538%, 2/12/44 W	10,579	10,485
Ser. 06-HQ10, Class B, 5.448%, 11/12/41 W	267,432	263,615
Multifamily Connecticut Avenue Securities Trust
144A FRB Ser. 20-01, Class M10, 4.65%, 3/25/50	577,000	522,124
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A,
Class E, 8.00%, 12/28/38 (In default) †	472,775	16,805
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63 W	490,000	72,275
Wells Fargo Commercial Mortgage Trust 144A
FRB Ser. 13-LC12, Class D, 4.411%, 7/15/46 W	649,000	471,579
Ser. 14-LC16, Class D, 3.938%, 8/15/50	828,000	504,333
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44 W	1,331,000	853,291
FRB Ser. 12-C7, Class E, 4.966%, 6/15/45 W	875,000	393,750

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Commercial mortgage-backed securities cont.
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 13-C15, Class D, 4.643%, 8/15/46 W	$1,231,000	$823,330
FRB Ser. 12-C10, Class D, 4.576%, 12/15/45 W	1,152,000	424,540
Ser. 12-C7, Class F, 4.50%, 6/15/45 W	2,626,000	1,075,883
		12,654,800
Residential mortgage-backed securities (non-agency) (10.9%)
BCAP, LLC Trust 144A FRB Ser. 11-RR3, Class 3A6,
3.569%, 11/27/36 W	436,055	342,303
Bear Stearns Alt-A Trust FRB Ser. 05-8,
Class 21A1, 3.715%, 10/25/35 W	289,405	258,693
Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class B1,
(1 Month US LIBOR + 4.75%), 4.935%, 10/25/27
(Bermuda)	220,000	192,939
Chevy Chase Funding, LLC Mortgage-Backed
Certificates 144A FRB Ser. 06-4A, Class A2, (1
Month US LIBOR + 0.18%), 0.365%, 11/25/47	204,014	160,233
Citigroup Mortgage Loan Trust, Inc. FRB
Ser. 07-AMC3, Class A2D, (1 Month US LIBOR
+ 0.35%), 0.535%, 3/25/37	765,493	656,984
Countrywide Alternative Loan Trust
FRB Ser. 05-38, Class A1, (1 Month US LIBOR
+ 1.50%), 3.004%, 9/25/35	230,889	203,042
FRB Ser. 06-OA7, Class 1A1, 2.73%, 6/25/46 W	752,062	614,735
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR
+ 0.94%), 2.444%, 6/25/46	304,121	266,598
FRB Ser. 06-24CB, Class A13, (1 Month US LIBOR
+ 0.35%), 0.535%, 8/25/36	277,605	129,069
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR
+ 0.33%), 0.52%, 11/20/35	267,729	243,680
FRB Ser. 07-OH1, Class A1D, (1 Month US LIBOR
+ 0.21%), 0.395%, 4/25/47	140,880	100,277
FRB Ser. 06-OA10, Class 2A1, (1 Month US LIBOR
+ 0.19%), 0.375%, 8/25/46	203,307	203,307
FRB Ser. 06-OA10, Class 3A1, (1 Month US LIBOR
+ 0.19%), 0.375%, 8/25/46	286,385	234,836
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR
+ 0.19%), 0.375%, 8/25/46	1,374,223	1,266,941
Deutsche Alt-A Securities Mortgage Loan Trust FRB
Ser. 06-AR4, Class A2, (1 Month US LIBOR
+ 0.19%), 0.375%, 12/25/36	385,199	215,618
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN
Ser. 16-DNA1, Class B, (1 Month US LIBOR
+ 10.00%), 10.168%, 7/25/28	1,025,293	1,178,001
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA3, Class B, (1 Month US LIBOR
+ 9.35%), 9.535%, 4/25/28	519,818	607,189
Structured Agency Credit Risk Debt FRN
Ser. 15-DNA2, Class B, (1 Month US LIBOR
+ 7.55%), 7.735%, 12/25/27	418,128	447,093
Structured Agency Credit Risk Debt FRN
Ser. 16-HQA2, Class M3, (1 Month US LIBOR
+ 5.15%), 5.335%, 11/25/28	554,943	580,147
Structured Agency Credit Risk Debt FRN
Ser. 17-HQA1, Class M2, (1 Month US LIBOR
+ 3.55%), 3.735%, 8/25/29	437,580	444,415
Structured Agency Credit Risk Debt FRN
Ser. 18-DNA1, Class M2, (1 Month US LIBOR
+ 1.80%), 1.985%, 7/25/30	106,322	103,066
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B2, (1 Month US LIBOR
+ 11.00%), 11.185%, 10/25/48	120,000	110,143

6 Putnam VT Diversified Income Fund

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class B2, (1 Month US LIBOR
+ 10.50%), 10.685%, 3/25/49	$152,000	$157,330
Structured Agency Credit Risk Debt FRN
Ser. 20-DNA3, Class B2, (1 Month US LIBOR
+ 0.00%), 9.521%, 6/25/50	237,000	237,000
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA3, Class B2, (1 Month US LIBOR
+ 8.15%), 8.335%, 7/25/49	104,000	92,303
Structured Agency Credit Risk Trust FRB
Ser. 18-DNA3, Class B2, (1 Month US LIBOR
+ 7.75%), 7.935%, 9/25/48	143,000	112,992
Seasoned Credit Risk Transfer Trust Ser. 19-2,
Class M, 4.75%, 8/25/58 W	253,000	242,912
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class B1, (1 Month US LIBOR
+ 4.25%), 4.435%, 10/25/48	163,000	152,405
Structured Agency Credit Risk Trust REMICs FRB
Ser. 20-HQA2, Class M2, (1 Month US LIBOR
+ 3.10%), 3.86%, 3/25/50	206,000	197,411
Structured Agency Credit Risk Debt FRN
Ser. 19-HQA3, Class B1, (1 Month US LIBOR
+ 3.00%), 3.185%, 9/25/49	52,000	47,618
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA1, Class M2, (1 Month US LIBOR
+ 2.65%), 2.835%, 1/25/49	220,787	217,269
Structured Agency Credit Risk Trust FRB
Ser. 19-DNA2, Class M2, (1 Month US LIBOR
+ 2.45%), 2.635%, 3/25/49	100,055	97,929
Structured Agency Credit Risk Trust FRB
Ser. 19-HQA1, Class M2, (1 Month US LIBOR
+ 2.35%), 2.518%, 2/25/49	135,373	133,271
Structured Agency Credit Risk Trust FRB
Ser. 18-HQA2, Class M2, (1 Month US LIBOR
+ 2.30%), 2.485%, 10/25/48	110,600	107,472
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02,
Class 1B, (1 Month US LIBOR + 12.25%), 12.435%,
9/25/28	970,326	1,193,256
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 1B, (1 Month US LIBOR + 11.75%), 11.935%,
10/25/28	497,429	595,832
Connecticut Avenue Securities FRB Ser. 16-C01,
Class 1B, (1 Month US LIBOR + 11.75%), 11.935%,
8/25/28	272,174	326,280
Connecticut Avenue Securities FRB Ser. 16-C05,
Class 2B, (1 Month US LIBOR + 10.75%), 10.935%,
1/25/29	89,742	94,974
Connecticut Avenue Securities FRB Ser. 16-C03,
Class 2M2, (1 Month US LIBOR + 5.90%), 6.085%,
10/25/28	693,532	721,039
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 1M2, (1 Month US LIBOR + 5.70%), 5.885%,
4/25/28	772,037	811,359
Connecticut Avenue Securities FRB Ser. 15-C04,
Class 2M2, (1 Month US LIBOR + 5.55%), 5.735%,
4/25/28	92,065	96,506
Connecticut Avenue Securities FRB Ser. 17-C02,
Class 2B1, (1 Month US LIBOR + 5.50%), 5.685%,
9/25/29	405,000	420,663
Connecticut Avenue Securities FRB Ser. 15-C03,
Class 2M2, (1 Month US LIBOR + 5.00%), 5.185%,
7/25/25	95,038	97,083

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1B1, (1 Month US LIBOR + 4.85%), 5.035%,
10/25/29	$407,000	$427,749
Connecticut Avenue Securities FRB Ser. 17-C07,
Class 2B1, (1 Month US LIBOR + 4.45%), 4.635%,
5/25/30	22,000	21,916
Connecticut Avenue Securities FRB Ser. 17-C06,
Class 2B1, (1 Month US LIBOR + 4.45%), 4.635%,
2/25/30	30,000	28,800
Connecticut Avenue Securities FRB Ser. 18-C05,
Class 1B1, (1 Month US LIBOR + 4.25%), 4.435%,
1/25/31	620,000	610,677
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 1M2, (1 Month US LIBOR + 4.00%), 4.185%,
5/25/25	22,287	22,794
Connecticut Avenue Securities FRB Ser. 15-C02,
Class 2M2, (1 Month US LIBOR + 4.00%), 4.185%,
5/25/25	40,803	41,829
Connecticut Avenue Securities FRB Ser. 18-C01,
Class 1B1, (1 Month US LIBOR + 3.55%), 3.735%,
7/25/30	212,000	204,116
Connecticut Avenue Securities FRB Ser. 17-C03,
Class 1M2, (1 Month US LIBOR + 3.00%), 3.185%,
10/25/29	401,000	398,995
Connecticut Avenue Securities FRB Ser. 17-C04,
Class 2M2, (1 Month US LIBOR + 2.85%), 3.035%,
11/25/29	225,796	221,804
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB
Ser. 19-R04, Class 2B1, (1 Month US LIBOR
+ 5.25%), 5.435%, 6/25/39	380,000	346,988
Connecticut Avenue Securities Trust FRB
Ser. 19-R03, Class 1B1, (1 Month US LIBOR
+ 4.10%), 4.285%, 9/25/31	200,000	190,713
Connecticut Avenue Securities Trust FRB
Ser. 20-SBT1, Class 1M2, (1 Month US LIBOR
+ 3.65%), 3.65%, 2/25/40	276,000	257,544
Connecticut Avenue Securities Trust FRB
Ser. 20-R01, Class 1B1, (1 Month US LIBOR
+ 3.25%), 3.435%, 1/25/40	155,000	107,539
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2,
(1 Month US LIBOR + 0.18%), 0.365%, 5/25/36	594,593	215,385
GSR Mortgage Loan Trust FRB Ser. 07-OA1,
Class 2A3A, (1 Month US LIBOR + 0.31%), 0.495%,
5/25/37	203,031	169,894
HarborView Mortgage Loan Trust FRB Ser. 05-2,
Class 1A, (1 Month US LIBOR + 0.52%), 0.714%,
5/19/35	214,865	113,386
JPMorgan Alternative Loan Trust FRB Ser. 07-A2,
Class 12A1, IO, (1 Month US LIBOR + 0.20%),
0.385%, 6/25/37	266,801	123,145
Morgan Stanley Re-REMIC Trust 144A FRB
Ser. 10-R4, Class 4B, (1 Month US LIBOR
+ 0.23%), 2.929%, 2/26/37	260,025	234,776
MortgageIT Trust FRB Ser. 05-3, Class M2, (1
Month US LIBOR + 0.80%), 0.98%, 8/25/35	97,565	92,408
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class B1,
(1 Month US LIBOR + 6.00%), 5.935%, 4/25/27
(Bermuda)	280,000	278,419
Residential Accredit Loans, Inc. Trust FRB
Ser. 06-QO10, Class A1, (1 Month US LIBOR
+ 0.16%), 0.345%, 1/25/37	372,206	340,223

Putnam VT Diversified Income Fund 7

MORTGAGE-BACKED
SECURITIES (35.6%)* cont.	Principal amount	Value

Residential mortgage-backed securities (non-agency) cont.
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR1, Class 2A1, (1 Month US LIBOR
+ 0.18%), 0.365%, 1/25/37	$440,754	$386,403
Towd Point Mortgage Trust 144A Ser. 19-2,
Class A2, 3.75%, 12/25/58 W	202,000	220,754
WaMu Asset-Backed Certificates Trust FRB
Ser. 07-HE4, Class 1A, (1 Month US LIBOR
+ 0.17%), 0.355%, 7/25/47	153,489	118,340
WaMu Mortgage Pass-Through Certificates Trust FRB
Ser. 05-AR17, Class A1B3, (1 Month US LIBOR
+ 0.35%), 0.868%, 12/25/45	546,183	513,318
		20,400,128

Total mortgage-backed securities (cost $73,736,524)		$66,737,367

CORPORATE BONDS AND NOTES (20.5%)*	Principal amount	Value

Basic materials (1.5%)
Allegheny Technologies, Inc. sr. unsec.
sub. notes 5.875%, 12/1/27	$10,000	$9,250
Allegheny Technologies, Inc. sr. unsec.
unsub. notes 7.875%, 8/15/23	102,000	104,423
Beacon Roofing Supply, Inc. 144A company
guaranty sr. notes 4.50%, 11/15/26	34,000	33,256
Beacon Roofing Supply, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/25	69,000	61,583
Big River Steel, LLC/BRS Finance Corp. 144A
company guaranty sr. notes 7.25%, 9/1/25	146,000	139,430
BMC East, LLC 144A company
guaranty sr. notes 5.50%, 10/1/24	168,000	169,260
Boise Cascade Co. 144A company
guaranty sr. unsec. notes 5.625%, 9/1/24	193,000	194,448
Builders FirstSource, Inc. 144A sr. notes 6.75%,
6/1/27	83,000	84,971
Chemours Co. (The) company guaranty sr. unsec.
notes 5.375%, 5/15/27	21,000	18,977
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 6.75%, 12/1/27	140,000	147,000
Compass Minerals International, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 7/15/24	48,000	48,960
Freeport-McMoRan, Inc. company
guaranty sr. unsec. unsub. notes 5.45%, 3/15/43
(Indonesia)	20,000	19,600
GCP Applied Technologies, Inc. 144A sr. unsec.
notes 5.50%, 4/15/26	170,000	169,575
Greif, Inc. 144A company guaranty sr. unsec.
notes 6.50%, 3/1/27	126,000	128,252
Joseph T Ryerson & Son, Inc. 144A
sr. notes 11.00%, 5/15/22	49,000	50,042
Louisiana-Pacific Corp. company
guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	100,000	100,771
Mauser Packaging Solutions Holding Co. 144A
sr. notes 8.50%, 4/15/24	30,000	30,900
Mauser Packaging Solutions Holding Co. 144A
sr. notes 5.50%, 4/15/24	44,000	43,216
Mercer International, Inc. sr. unsec.
notes 7.375%, 1/15/25 (Canada)	13,000	12,935
Mercer International, Inc. sr. unsec.
notes 6.50%, 2/1/24 (Canada)	49,000	48,153
Mercer International, Inc. sr. unsec.
notes 5.50%, 1/15/26 (Canada)	55,000	51,700
Novelis Corp. 144A company guaranty sr. unsec.
bonds 5.875%, 9/30/26	40,000	39,950

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount	Value

Basic materials cont.
Novelis Corp. 144A company guaranty sr. unsec.
notes 4.75%, 1/30/30	$21,000	$20,055
PolyOne Corp. 144A sr. unsec. notes 5.75%, 5/15/25	30,000	30,863
PQ Corp. 144A company guaranty sr. unsec.
notes 5.75%, 12/15/25	129,000	129,968
Smurfit Kappa Treasury Funding DAC company
guaranty sr. unsec. unsub. notes 7.50%, 11/20/25
(Ireland)	139,000	161,588
Starfruit Finco BV/Starfruit US Holdco, LLC 144A
sr. unsec. notes 8.00%, 10/1/26 (Netherlands)	150,000	153,000
TopBuild Corp. 144A company guaranty sr. unsec.
notes 5.625%, 5/1/26	44,000	44,440
Tronox, Inc. 144A company
guaranty sr. notes 6.50%, 5/1/25	15,000	15,150
U.S. Concrete, Inc. company guaranty sr. unsec.
unsub. notes 6.375%, 6/1/24	55,000	54,313
Univar Solutions USA, Inc. 144A company
guaranty sr. unsec. notes 5.125%, 12/1/27	144,000	145,673
Valvoline, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.375%, 8/15/25	30,000	30,150
Valvoline, Inc. 144A company guaranty sr. unsec.
unsub. notes 4.25%, 2/15/30	120,000	118,200
W.R. Grace & Co.-Conn. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/24	82,000	86,305
W.R. Grace & Co.-Conn. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/27	65,000	65,847
		2,762,204
Capital goods (1.8%)
Allison Transmission, Inc. 144A company
guaranty sr. unsec. notes 4.75%, 10/1/27	134,000	132,995
Amsted Industries, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 7/1/27	75,000	77,344
Amsted Industries, Inc. 144A sr. unsec.
bonds 4.625%, 5/15/30	50,000	49,444
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%,
6/30/27 (Luxembourg) ‡‡	200,000	197,875
Ardagh Packaging Finance PLC/Ardagh Holdings
USA, Inc. 144A company
guaranty sr. sub. notes 4.125%, 8/15/26
(Ireland)	215,000	211,528
Berry Global, Inc. 144A company
guaranty notes 5.625%, 7/15/27	45,000	46,125
Clarios Global LP 144A company
guaranty sr. notes 6.75%, 5/15/25	65,000	67,600
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%,
7/15/29	35,000	36,301
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%,
7/15/27	65,000	66,788
Crown Americas, LLC/Crown Americas Capital Corp.
VI company guaranty sr. unsec. notes 4.75%,
2/1/26	155,000	157,950
Crown Cork & Seal Co., Inc. company
guaranty sr. unsec. bonds 7.375%, 12/15/26	111,000	129,870
GFL Environmental, Inc. 144A sr. notes 5.125%,
12/15/26 (Canada)	95,000	98,325
GFL Environmental, Inc. 144A sr. unsec.
notes 7.00%, 6/1/26 (Canada)	75,000	78,750
Great Lakes Dredge & Dock Corp. company
guaranty sr. unsec. notes 8.00%, 5/15/22	144,000	147,600
Husky III Holding, Ltd. 144A sr. unsec.
notes 13.00%, 2/15/25 (Canada) ‡‡	125,000	120,313

8 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount	Value

Capital goods cont.
Owens-Brockway Glass Container, Inc. 144A company
guaranty sr. unsec. notes 6.625%, 5/13/27	$40,000	$41,600
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. notes 6.25%, 5/15/26	117,000	120,656
Panther BF Aggregator 2 LP/Panther
Finance Co., Inc. 144A company
guaranty sr. unsec. notes 8.50%, 5/15/27	90,000	90,446
Park-Ohio Industries, Inc. company
guaranty sr. unsec. notes 6.625%, 4/15/27	139,000	113,980
RBS Global, Inc./Rexnord, LLC 144A sr. unsec.
notes 4.875%, 12/15/25	195,000	195,975
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	210,000	165,008
Stevens Holding Co, Inc. 144A company
guaranty sr. unsec. notes 6.125%, 10/1/26	132,000	137,940
Tennant Co. company guaranty sr. unsec.
unsub. notes 5.625%, 5/1/25	80,000	80,800
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 6.375%, 6/15/26	38,000	34,617
TransDigm, Inc. company guaranty sr. unsec.
sub. notes 5.50%, 11/15/27	123,000	107,342
TransDigm, Inc. 144A company
guaranty sr. notes 8.00%, 12/15/25	20,000	21,020
TransDigm, Inc. 144A company
guaranty sr. notes 6.25%, 3/15/26	311,000	310,229
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%,
2/15/26	185,000	176,581
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	95,000	100,463
WESCO Distribution, Inc. 144A company
guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	50,000	52,657
		3,368,122
Communication services (2.0%)
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. unsec. bonds 5.50%, 5/1/26	138,000	142,873
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 5.375%, 6/1/29	688,000	725,840
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 4.50%, 5/1/32	70,000	70,875
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. bonds 4.50%, 8/15/30	50,000	51,000
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A
sr. unsec. notes 5.00%, 2/1/28	166,000	171,395
CommScope Technologies, LLC 144A company
guaranty sr. unsec. notes 6.00%, 6/15/25	78,000	75,325
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%,
6/1/24	98,000	103,145
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%,
11/15/21	146,000	152,935
DISH DBS Corp. company guaranty sr. unsec.
unsub. notes 5.875%, 11/15/24	117,000	116,415
Front Range BidCo., Inc. 144A sr. notes 4.00%,
3/1/27	20,000	19,031
Frontier Communications Corp. 144A company
guaranty notes 8.50%, 4/1/26	122,000	115,290
Level 3 Financing, Inc. company
guaranty sr. unsec. unsub. notes 5.25%, 3/15/26	144,000	147,960
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.625%, 9/15/27	100,000	100,750
Level 3 Financing, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 7/1/28	35,000	34,960

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount		Value

Communication services cont.
Quebecor Media, Inc. sr. unsec.
unsub. notes 5.75%, 1/15/23 (Canada)		$36,000	$37,665
Sprint Capital Corp. company guaranty sr. unsec.
unsub. notes 6.875%, 11/15/28		216,000	262,980
Sprint Corp. company guaranty sr. unsec.
notes 7.625%, 3/1/26		105,000	123,939
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.875%, 9/15/23		313,000	352,516
Sprint Corp. company guaranty sr. unsec.
sub. notes 7.25%, 9/15/21		105,000	110,077
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 6.375%, 3/1/25		101,000	103,778
T-Mobile USA, Inc. company guaranty sr. unsec.
notes 5.375%, 4/15/27		16,000	16,840
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. bonds 4.75%, 2/1/28		116,000	122,542
T-Mobile USA, Inc. company guaranty sr. unsec.
unsub. notes 4.50%, 2/1/26		45,000	45,538
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.875%, 4/15/30		40,000	44,518
T-Mobile USA, Inc. 144A company
guaranty sr. notes 3.75%, 4/15/27		105,000	116,358
Videotron, Ltd. company guaranty sr. unsec.
unsub. notes 5.00%, 7/15/22 (Canada)		172,000	177,805
Videotron, Ltd./Videotron Ltee. 144A sr. unsec.
notes 5.125%, 4/15/27 (Canada)		60,000	62,258
Virgin Media Secured Finance PLC 144A company
guaranty sr. bonds 5.00%, 4/15/27
(United Kingdom)	GBP	100,000	128,753
			3,733,361
Consumer cyclicals (4.1%)
American Builders & Contractors Supply Co., Inc.
144A company guaranty sr. unsec. notes 5.875%,
5/15/26		$30,000	29,700
American Builders & Contractors Supply Co., Inc.
144A sr. notes 4.00%, 1/15/28		45,000	43,730
Boyd Gaming Corp. company guaranty sr. unsec.
notes 6.00%, 8/15/26		50,000	46,735
Boyd Gaming Corp. 144A company
guaranty sr. unsec. notes 4.75%, 12/1/27		45,000	38,700
Brookfield Residential
Properties, Inc./Brookfield Residential US Corp.
144A company guaranty sr. unsec. notes 6.25%,
9/15/27 (Canada)		45,000	43,034
Carnival Corp. 144A sr. notes 11.50%, 4/1/23		45,000	48,825
Carriage Services, Inc. 144A sr. unsec.
notes 6.625%, 6/1/26		45,000	47,025
Cinemark USA, Inc. company guaranty sr. unsec.
notes 5.125%, 12/15/22		52,000	45,500
Cinemark USA, Inc. company guaranty sr. unsec.
sub. notes 4.875%, 6/1/23		65,000	54,925
Cinemark USA, Inc. 144A company
guaranty sr. notes 8.75%, 5/1/25		20,000	20,900
Clear Channel Outdoor Holdings, Inc. 144A company
guaranty sr. notes 5.125%, 8/15/27		65,000	62,400
Cornerstone Building Brands, Inc. 144A company
guaranty sr. unsec. sub. notes 8.00%, 4/15/26		85,000	85,638
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A
company guaranty sr. unsec. notes 5.25%,
10/15/25		160,000	139,200
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. notes 5.375%, 8/15/26		120,000	86,850

Putnam VT Diversified Income Fund 9

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Diamond Sports Group, LLC/Diamond Sports
Finance Co. 144A sr. unsec. notes 6.625%,
8/15/27	$79,000	$42,068
Eldorado Resorts, Inc. company
guaranty sr. unsec. notes 6.00%, 9/15/26	20,000	21,606
Eldorado Resorts, Inc. company
guaranty sr. unsec. unsub. notes 7.00%, 8/1/23	65,000	65,975
Entercom Media Corp. 144A company
guaranty notes 6.50%, 5/1/27	50,000	44,875
Entercom Media Corp. 144A company
guaranty sr. unsec. notes 7.25%, 11/1/24	84,000	73,080
Ford Motor Co. sr. unsec. unsub. notes 9.00%,
4/22/25	125,000	135,275
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	35,000	37,056
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	62,000	67,503
Gartner, Inc. 144A company guaranty sr. unsec.
notes 5.125%, 4/1/25	70,000	71,684
Gartner, Inc. 144A company guaranty sr. unsec.
notes 4.50%, 7/1/28	20,000	20,234
General Motors Co. sr. unsec. notes 6.125%,
10/1/25	70,000	78,658
Gray Television, Inc. 144A sr. unsec.
notes 7.00%, 5/15/27	189,000	194,670
GW B-CR Security Corp. 144A sr. unsec.
notes 9.50%, 11/1/27 (Canada)	70,000	74,025
Hanesbrands, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 5/15/25	40,000	40,450
Hanesbrands, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	90,000	89,550
Hilton Worldwide Finance, LLC/Hilton Worldwide
Finance Corp. company guaranty sr. unsec.
notes 4.875%, 4/1/27	73,000	71,266
Howard Hughes Corp. (The) 144A sr. unsec.
notes 5.375%, 3/15/25	125,000	116,325
iHeartCommunications, Inc. company
guaranty sr. notes 6.375%, 5/1/26	29,000	28,710
iHeartCommunications, Inc. company
guaranty sr. unsec. notes 8.375%, 5/1/27	222,931	203,982
IHS Markit, Ltd. 144A company
guaranty notes 4.75%, 2/15/25 (United Kingdom)	80,000	89,600
IHS Markit, Ltd. 144A company guaranty sr. unsec.
notes 4.00%, 3/1/26 (United Kingdom)	25,000	27,625
Iron Mountain, Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 3/15/28 R	160,000	159,200
Iron Mountain, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 9/15/27 R	79,000	77,223
JELD-WEN, Inc. 144A company guaranty sr. unsec.
notes 4.875%, 12/15/27	52,000	49,920
JELD-WEN, Inc. 144A company guaranty sr. unsec.
notes 4.625%, 12/15/25	28,000	26,880
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	26,000	27,138
L Brands, Inc. company guaranty sr. unsec.
bonds 6.75%, perpetual maturity	49,000	40,180
L Brands, Inc. company guaranty sr. unsec.
notes 7.50%, perpetual maturity	109,000	95,784
L Brands, Inc. 144A company
guaranty sr. notes 6.875%, 7/1/25	25,000	25,813
L Brands, Inc. 144A company guaranty sr. unsec.
notes 9.375%, 7/1/25	20,000	20,024

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount		Value

Consumer cyclicals cont.
La Financiere Atalian SASU company
guaranty sr. unsec. notes Ser. REGS, 4.00%,
5/15/24 (France)	EUR	100,000	$83,139
Lennar Corp. company guaranty sr. unsec.
sub. notes 5.875%, 11/15/24		$69,000	75,400
Levi Strauss & Co. 144A sr. unsec.
unsub. notes 5.00%, 5/1/25		40,000	40,150
Lions Gate Capital Holdings, LLC 144A company
guaranty sr. unsec. notes 5.875%, 11/1/24		129,000	121,905
Lions Gate Capital Holdings, LLC 144A sr. unsec.
notes 6.375%, 2/1/24		90,000	87,750
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 11/1/24		27,000	24,300
Live Nation Entertainment, Inc. 144A company
guaranty sr. unsec. sub. notes 5.625%, 3/15/26		49,000	44,590
Live Nation Entertainment, Inc. 144A
sr. notes 6.50%, 5/15/27		50,000	51,500
Macy’s, Inc. 144A company guaranty sr. unsec.
notes 8.375%, 6/15/25		25,000	24,887
Marriott International, Inc. sr. unsec.
bonds 4.625%, 6/15/30		75,000	77,821
Marriott International, Inc. sr. unsec.
notes Ser. EE, 5.75%, 5/1/25		35,000	38,023
Masonite International Corp. 144A company
guaranty sr. unsec. notes 5.375%, 2/1/28		35,000	35,788
Mattamy Group Corp. 144A sr. unsec. notes 5.25%,
12/15/27 (Canada)		130,000	129,350
Mattamy Group Corp. 144A sr. unsec. notes 4.625%,
3/1/30 (Canada)		105,000	100,800
Mattel, Inc. 144A company guaranty sr. unsec.
notes 5.875%, 12/15/27		140,000	144,200
Meredith Corp. company guaranty sr. unsec.
notes 6.875%, 2/1/26		60,000	50,100
Meredith Corp. 144A company guaranty sr. unsec.
notes 6.50%, 7/1/25		90,000	89,100
MPH Acquisition Holdings, LLC 144A company
guaranty sr. unsec. notes 7.125%, 6/1/24		80,000	74,400
Navistar International Corp. 144A company
guaranty sr. notes 9.50%, 5/1/25		44,000	47,148
Navistar International Corp. 144A sr. unsec.
notes 6.625%, 11/1/25		112,000	106,120
Nexstar Broadcasting, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 8/1/24		35,000	35,263
Nexstar Escrow, Inc. 144A sr. unsec.
notes 5.625%, 7/15/27		140,000	138,958
Nielsen Co. Luxembourg SARL (The) 144A company
guaranty sr. unsec. notes 5.00%, 2/1/25
(Luxembourg)		149,000	146,393
Nielsen Finance, LLC/Nielsen Finance Co. 144A
company guaranty sr. unsec. sub. notes 5.00%,
4/15/22		93,000	92,671
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25		80,000	86,091
Outfront Media Capital, LLC/Outfront Media
Capital Corp. company guaranty sr. unsec.
sub. notes 5.625%, 2/15/24		66,000	66,000
Outfront Media Capital, LLC/Outfront Media
Capital Corp. 144A company guaranty sr. unsec.
notes 6.25%, 6/15/25		29,000	29,190
Outfront Media Capital, LLC/Outfront Media
Capital Corp. 144A sr. unsec. bonds 4.625%,
3/15/30		29,000	26,245

10 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount	Value

Consumer cyclicals cont.
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.75%, 10/1/22	$200,000	$200,000
Penske Automotive Group, Inc. company
guaranty sr. unsec. sub. notes 5.375%, 12/1/24	109,000	108,728
Prime Security Services Borrower, LLC/Prime
Finance, Inc. 144A notes 6.25%, 1/15/28	95,000	89,538
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 7.875%, 6/15/32	9,000	11,273
PulteGroup, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 3/1/26	155,000	169,043
Royal Caribbean Cruises, Ltd. 144A company
guaranty sr. unsec. notes 9.125%, 6/15/23	20,000	19,825
Sabre GLBL, Inc. 144A company
guaranty sr. notes 9.25%, 4/15/25	232,000	244,470
Scientific Games International, Inc. 144A company
guaranty sr. notes 5.00%, 10/15/25	55,000	50,779
Scientific Games International, Inc. 144A company
guaranty sr. unsec. notes 7.25%, 11/15/29	70,000	56,000
Scotts Miracle-Gro, Co. (The) company
guaranty sr. unsec. notes 4.50%, 10/15/29	141,000	145,054
Sinclair Television Group, Inc. 144A company
guaranty sr. unsec. bonds 5.50%, 3/1/30	80,000	74,000
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.50%, 7/1/29	40,000	42,105
Sirius XM Radio, Inc. 144A sr. unsec.
bonds 5.00%, 8/1/27	118,000	120,360
Six Flags Entertainment Corp. 144A company
guaranty sr. unsec. bonds 5.50%, 4/15/27	178,000	159,088
Six Flags Theme Parks, Inc. 144A company
guaranty sr. notes 7.00%, 7/1/25	95,000	98,206
Spectrum Brands, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 10/1/29	50,000	49,375
Standard Industries, Inc. 144A sr. unsec.
notes 6.00%, 10/15/25	135,000	138,951
Standard Industries, Inc. 144A sr. unsec.
notes 5.375%, 11/15/24	116,000	119,190
Standard Industries, Inc. 144A sr. unsec.
notes 4.75%, 1/15/28	10,000	10,138
Station Casinos, LLC 144A sr. unsec. notes 4.50%,
2/15/28	95,000	80,394
TRI Pointe Group, Inc. sr. unsec. notes 5.70%,
6/15/28	50,000	50,750
Univision Communications, Inc. 144A company
guaranty sr. notes 9.50%, 5/1/25	54,000	57,240
Univision Communications, Inc. 144A company
guaranty sr. notes 6.625%, 6/1/27	95,000	90,725
Univision Communications, Inc. 144A company
guaranty sr. sub. notes 5.125%, 2/15/25	55,000	51,803
Weekley Homes, LLC/Weekley Finance Corp.
sr. unsec. notes 6.00%, 2/1/23	45,000	44,663
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. bonds 5.00%, 9/1/26	87,000	83,738
Wolverine World Wide, Inc. 144A company
guaranty sr. unsec. notes 6.375%, 5/15/25	60,000	62,850
Wyndham Hotels & Resorts, Inc. 144A company
guaranty sr. unsec. notes 5.375%, 4/15/26	90,000	86,625
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
144A company guaranty sr. unsec.
sub. notes 5.25%, 5/15/27	126,000	108,927

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount		Value

Consumer cyclicals cont.
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. bonds 5.125%,
10/1/29		$115,000	$102,781
Wynn Resorts Finance, LLC/Wynn Resorts
Capital Corp. 144A sr. unsec. notes 7.75%,
4/15/25		30,000	30,216
			7,733,658
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty notes 5.00%, 10/15/25 (Canada)		70,000	69,563
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty notes 4.375%, 1/15/28 (Canada)		63,000	61,752
1011778 BC ULC/New Red Finance, Inc. 144A
company guaranty sr. notes 3.875%, 1/15/28 (Canada)		80,000	77,500
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	30,694
Albertsons Cos., Inc./Safeway, Inc./New
Albertsons LP/Albertsons, LLC 144A company
guaranty sr. unsec. notes 4.625%, 1/15/27		115,000	115,000
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. notes 7.75%, 1/15/27		10,000	10,663
Energizer Holdings, Inc. 144A company
guaranty sr. unsec. sub. notes 6.375%, 7/15/26		55,000	56,868
Go Daddy Operating Co, LLC/GD Finance Co., Inc.
144A company guaranty sr. unsec. notes 5.25%,
12/1/27		45,000	45,788
Golden Nugget, Inc. 144A company
guaranty sr. unsec. sub. notes 8.75%, 10/1/25		81,000	45,765
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%,
10/15/24		180,000	129,375
IRB Holding Corp. 144A company
guaranty sr. notes 7.00%, 6/15/25		50,000	51,535
Itron, Inc. 144A company guaranty sr. unsec.
notes 5.00%, 1/15/26		70,000	69,738
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.25%, 6/1/26		115,000	117,875
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell
of America, LLC 144A company guaranty sr. unsec.
notes 5.00%, 6/1/24		115,000	117,156
Kraft Heinz Co. (The) company guaranty sr. unsec.
notes 5.00%, 7/15/35		129,000	141,937
Kraft Heinz Co. (The) company guaranty sr. unsec.
notes 3.00%, 6/1/26		106,000	106,835
Kraft Heinz Co. (The) 144A company
guaranty sr. unsec. notes 3.875%, 5/15/27		14,000	14,630
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 5/15/28		70,000	74,166
Lamb Weston Holdings, Inc. 144A company
guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		130,000	134,550
Loxam SAS notes 3.75%, 7/15/26 (France)	EUR	100,000	103,083
Match Group, Inc. 144A sr. unsec. bonds 5.00%,
12/15/27		$92,000	95,731
Match Group, Inc. 144A sr. unsec.
unsub. notes 4.625%, 6/1/28		50,000	50,438
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29		50,000	58,000
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28		90,000	96,234
Netflix, Inc. sr. unsec. unsub. notes 5.875%,
11/15/28		150,000	170,813
Netflix, Inc. 144A sr. unsec. bonds 4.875%,
6/15/30		30,000	32,175

Putnam VT Diversified Income Fund 11

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount	Value

Consumer staples cont.
Newell Brands, Inc. sr. unsec. notes 4.875%,
6/1/25	$55,000	$57,601
Newell Brands, Inc. sr. unsec.
unsub. notes 4.70%, 4/1/26	85,000	89,200
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%,
1/15/30	45,000	45,675
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%,
4/1/25	20,000	21,575
		2,291,915
Energy (3.7%)
Aker BP ASA 144A sr. unsec. notes 6.00%, 7/1/22
(Norway)	150,000	152,813
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25
(Norway)	34,000	34,413
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30
(Norway)	150,000	141,563
Antero Resources Corp. company
guaranty sr. unsec. sub. notes 5.375%, 11/1/21	90,000	83,250
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	52,000	42,721
Apache Corp. sr. unsec. unsub. notes 4.375%,
10/15/28	32,000	28,258
Apache Corp. sr. unsec. unsub. notes 3.25%,
4/15/22	45,000	43,544
California Resources Corp. 144A company
guaranty notes 8.00%, 12/15/22 (In default) †	42,000	1,444
Cenovus Energy, Inc. sr. unsec. bonds 6.75%,
11/15/39 (Canada)	75,000	73,403
ChampionX corp. company guaranty sr. unsec.
notes 6.375%, 5/1/26	121,000	112,442
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.875%, 3/31/25	105,000	117,681
Cheniere Corpus Christi Holdings, LLC company
guaranty sr. notes 5.125%, 6/30/27	220,000	241,752
Comstock Resources, Inc. 144A company
guaranty sr. unsec. notes 7.50%, 5/15/25	52,000	47,125
Continental Resources, Inc. company
guaranty sr. unsec. notes 4.375%, 1/15/28	30,000	26,407
Continental Resources, Inc. company
guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	109,000	104,335
DCP Midstream Operating LP company
guaranty sr. unsec. notes 5.625%, 7/15/27	65,000	65,325
DCP Midstream Operating LP 144A company
guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	44,000	39,600
Denbury Resources, Inc. 144A company
guaranty notes 9.00%, 5/15/21 (In default) †	88,000	33,660
Devon Energy Corp. sr. unsec.
unsub. bonds 7.875%, 9/30/31	45,000	52,813
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%,
7/15/41	35,000	34,168
Diamondback Energy, Inc. company
guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	55,000	56,616
Diamondback Energy, Inc. sr. unsec. notes 4.75%,
5/31/25	50,000	53,501
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. bonds 5.75%, 1/30/28	191,000	183,360
Endeavor Energy Resources LP/EER Finance, Inc.
144A sr. unsec. notes 6.625%, 7/15/25	95,000	95,743
Energy Transfer Operating LP jr. unsec. sub. FRB
Ser. B, 6.625%, perpetual maturity	273,000	208,898
Hess Midstream Operations LP 144A company
guaranty sr. unsec. notes 5.125%, 6/15/28	90,000	86,618

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount	Value

Energy cont.
Hess Midstream Operations LP 144A company
guaranty sr. unsec. sub. notes 5.625%, 2/15/26	$183,000	$181,077
Holly Energy Partners LP/Holly Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.00%, 2/1/28	25,000	23,813
Indigo Natural Resources, LLC 144A sr. unsec.
notes 6.875%, 2/15/26	59,000	54,870
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 7.00%, 3/31/24 (Canada)	4,000	3,430
MEG Energy Corp. 144A notes 6.50%, 1/15/25
(Canada)	100,000	93,312
MEG Energy Corp. 144A sr. unsec. notes 7.125%,
2/1/27 (Canada)	46,000	38,238
Nabors Industries, Inc. company
guaranty sr. unsec. notes 5.75%, 2/1/25	149,000	60,345
Nabors Industries, Ltd. 144A company
guaranty sr. unsec. notes 7.50%, 1/15/28	115,000	70,725
Nabors Industries, Ltd. 144A company
guaranty sr. unsec. notes 7.25%, 1/15/26	45,000	27,675
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41	10,000	9,750
Noble Holding International, Ltd. company
guaranty sr. unsec. unsub. notes 7.75%, 1/15/24	46,000	920
Occidental Petroleum Corp. sr. unsec.
notes 2.90%, 8/15/24	35,000	29,907
Occidental Petroleum Corp. sr. unsec.
sub. notes 6.45%, 9/15/36	75,000	63,375
Occidental Petroleum Corp. sr. unsec.
sub. notes 4.85%, 3/15/21	43,000	42,678
Occidental Petroleum Corp. sr. unsec.
unsub. notes 3.50%, 6/15/25	48,000	40,560
Occidental Petroleum Corp. sr. unsec.
unsub. notes Ser. 1, 4.10%, 2/1/21	130,000	130,520
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.875%, 5/3/22 (Indonesia)	200,000	209,499
Pertamina Persero PT 144A sr. unsec.
unsub. notes 4.30%, 5/20/23 (Indonesia)	285,000	301,039
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27
(Brazil)	323,000	359,751
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.25%, 3/17/24
(Brazil)	432,000	461,700
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 6.125%, 1/17/22
(Brazil)	1,001,000	1,044,794
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.999%, 1/27/28
(Brazil)	169,000	176,816
Petrobras Global Finance BV company
guaranty sr. unsec. unsub. notes 5.299%, 1/27/25
(Brazil)	35,000	36,365
Petroleos de Venezuela SA company
guaranty sr. unsec. bonds Ser. REGS, 6.00%,
11/15/26 (Venezuela) (In default) †	378,000	9,072
Petroleos de Venezuela SA company
guaranty sr. unsec. unsub. notes 5.375%, 4/12/27
(Venezuela) (In default) †	297,000	7,128
Petroleos de Venezuela SA 144A company
guaranty sr. unsec. notes 6.00%, 11/15/26
(Venezuela) (In default) †	760,000	18,240

12 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount	Value

Energy cont.
Petroleos Mexicanos 144A company
guaranty sr. unsec. bonds 7.69%, 1/23/50
(Mexico)	$311,000	$259,536
Precision Drilling Corp. 144A company
guaranty sr. unsec. notes 7.125%, 1/15/26
(Canada)	41,000	26,240
Regency Energy Partners LP/Regency Energy
Finance Corp. company guaranty sr. unsec.
unsub. notes 4.50%, 11/1/23	69,000	73,913
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	130,000	63,700
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	20,000	10,750
SM Energy Co. sr. unsec. unsub. notes 6.75%,
9/15/26	60,000	30,173
SM Energy Co. sr. unsec. unsub. notes 6.125%,
11/15/22	74,000	54,020
Tallgrass Energy Partners LP/Tallgrass Energy
Finance Corp. 144A company guaranty sr. unsec.
notes 5.50%, 1/15/28	147,000	127,155
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. notes 6.875%, 1/15/29	30,000	31,425
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. company
guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	56,000	52,661
Targa Resources Partners LP/Targa Resources
Partners Finance Corp. 144A sr. unsec.
bonds 5.50%, 3/1/30	30,000	28,969
Transocean Pontus, Ltd. 144A company
guaranty sr. notes 6.125%, 8/1/25
(Cayman Islands)	38,410	33,609
Transocean Poseidon, Ltd. 144A company
guaranty sr. notes 6.875%, 2/1/27	70,000	59,500
USA Compression Partners LP/USA Compression
Finance Corp. company guaranty sr. unsec.
notes 6.875%, 4/1/26	42,000	40,583
Valaris PLC sr. unsec. notes 7.75%, 2/1/26
(United Kingdom) (In default) †	45,000	3,375
Viper Energy Partners LP 144A company
guaranty sr. unsec. notes 5.375%, 11/1/27	30,000	29,428
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	22,000	24,420
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	88,000	85,360
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	35,000	30,800
WPX Energy, Inc. sr. unsec. sub. notes 5.875%,
6/15/28	120,000	115,314
WPX Energy, Inc. sr. unsec. sub. notes 5.25%,
10/15/27	81,000	75,669
		6,913,652
Financials (2.6%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	85,000	79,050
Alliant Holdings Intermediate, LLC/Alliant
Holdings Co-Issuer 144A sr. unsec. notes 6.75%,
10/15/27	70,000	69,763
Ally Financial, Inc. company guaranty sr. unsec.
notes 8.00%, 11/1/31	305,000	393,549
Ally Financial, Inc. sub. unsec. notes 5.75%,
11/20/25	46,000	49,222
American International Group, Inc. jr. unsec.
sub. FRB 8.175%, 5/15/58	72,000	91,800
Bank of America Corp. jr. unsec. sub. FRN
Ser. AA, 6.10%, perpetual maturity	50,000	53,188
Bank of America Corp. jr. unsec. sub. FRN Ser. Z,
6.50%, perpetual maturity	80,000	85,973

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount		Value

Financials cont.
CBRE Services, Inc. company guaranty sr. unsec.
notes 5.25%, 3/15/25		$75,000	$84,464
CIT Group, Inc. sr. unsec. sub. notes 5.00%,
8/1/23		150,000	152,813
CIT Group, Inc. sr. unsec. unsub. notes 5.25%,
3/7/25		65,000	67,343
CNO Financial Group, Inc. sr. unsec. notes 5.25%,
5/30/29		85,000	91,097
CNO Financial Group, Inc. sr. unsec.
unsub. notes 5.25%, 5/30/25		129,000	142,774
Diversified Healthcare Trust company
guaranty sr. unsec. notes 9.75%, 6/15/25 R		190,000	204,013
Dresdner Funding Trust I jr. unsec.
sub. notes 8.151%, 6/30/31		250,000	342,813
ESH Hospitality, Inc. 144A company
guaranty sr. unsec. notes 5.25%, 5/1/25 R		35,000	33,600
Fairfax Financial Holdings, Ltd. sr. unsec.
notes 4.85%, 4/17/28 (Canada)		60,000	64,268
Freedom Mortgage Corp. 144A sr. unsec.
notes 8.125%, 11/15/24		45,000	43,650
goeasy, Ltd. 144A company guaranty sr. unsec.
notes 5.375%, 12/1/24 (Canada)		95,000	92,150
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.75%, 2/1/24		55,000	55,413
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 6.25%, 5/15/26		87,000	87,061
Icahn Enterprises LP/Icahn Enterprises
Finance Corp. company guaranty sr. unsec.
notes 4.75%, 9/15/24		55,000	51,711
Intesa Sanpaolo SpA 144A company guaranty jr.
unsec. sub. FRB 7.70%, perpetual maturity
(Italy)		200,000	199,750
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24 R		130,000	121,388
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25 R		131,000	118,555
iStar, Inc. sr. unsec. unsub. notes 5.25%,
9/15/22 R		45,000	43,650
Ladder Capital Finance Holdings, LLLP/Ladder
Capital Finance Corp. 144A sr. unsec.
notes 4.25%, 2/1/27 R		95,000	76,000
LPL Holdings, Inc. 144A company
guaranty sr. unsec. notes 5.75%, 9/15/25		125,000	126,563
Miller Homes Group Holdings PLC company
guaranty sr. notes Ser. REGS, 5.50%, 10/15/24
(United Kingdom)	GBP	100,000	123,910
Nationstar Mortgage Holdings, Inc. 144A company
guaranty sr. unsec. notes 6.00%, 1/15/27		$50,000	47,500
Provident Funding Associates LP/PFG Finance Corp.
144A sr. unsec. notes 6.375%, 6/15/25		80,000	74,800
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 8.00%, perpetual maturity
(United Kingdom)		200,000	220,772
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.648%, perpetual maturity
(United Kingdom)		65,000	94,006
Royal Bank of Scotland Group PLC jr. unsec.
sub. FRB 7.50%, perpetual maturity
(United Kingdom)		200,000	200,700
Service Properties Trust company
guaranty sr. unsec. unsub. notes 7.50%, 9/15/25 R		35,000	36,874

Putnam VT Diversified Income Fund 13

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount		Value

Financials cont.
Springleaf Finance Corp. company
guaranty sr. unsec. notes 8.875%, 6/1/25		$40,000	$42,762
Springleaf Finance Corp. company
guaranty sr. unsec. sub. notes 7.125%, 3/15/26		50,000	51,750
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 6.875%, 3/15/25		77,000	78,997
Springleaf Finance Corp. company
guaranty sr. unsec. unsub. notes 5.375%,
11/15/29		100,000	93,500
Starwood Property Trust, Inc. sr. unsec.
notes 4.75%, 3/15/25 R		120,000	109,200
Taylor Morrison Communities, Inc. 144A sr. unsec.
notes 5.75%, 1/15/28		40,000	41,200
TMX Finance, LLC/TitleMax Finance Corp. 144A
sr. notes 11.125%, 4/1/23		65,000	54,275
UBS Group Funding Switzerland AG company
guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%,
perpetual maturity (Switzerland)		200,000	209,655
VTB Bank OJSC Via VTB Capital SA 144A unsec.
sub. bonds 6.95%, 10/17/22 (Russia)		300,000	319,125
			4,820,647
Health care (1.7%)
Bausch Health Americas, Inc. 144A sr. unsec.
notes 8.50%, 1/31/27		115,000	122,763
Bausch Health Cos., Inc. company
guaranty sr. unsec. notes Ser. REGS,
4.50%, 5/15/23	EUR	100,000	111,107
Bausch Health Cos., Inc. 144A company
guaranty sr. notes 5.50%, 11/1/25		$70,000	71,750
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. bonds 5.25%, 1/30/30		40,000	37,950
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.25%, 5/30/29		85,000	89,250
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 7.00%, 1/15/28		45,000	46,350
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.25%, 2/15/29		70,000	70,350
Bausch Health Cos., Inc. 144A company
guaranty sr. unsec. notes 6.125%, 4/15/25		150,000	152,141
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		205,000	216,275
Centene Corp. sr. unsec. unsub. notes 4.75%,
5/15/22		60,000	60,675
Centene Corp. 144A sr. unsec. notes 5.375%,
8/15/26		40,000	41,608
Centene Corp. 144A sr. unsec. notes 5.25%, 4/1/25		60,000	61,780
Centene Escrow I Corp. 144A sr. unsec.
notes 5.375%, 6/1/26		50,000	51,833
CHS/Community Health Systems, Inc. company
guaranty sr. notes 6.25%, 3/31/23		238,000	224,018
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 8.625%, 1/15/24		80,000	78,230
CHS/Community Health Systems, Inc. 144A company
guaranty sr. notes 8.00%, 3/15/26		120,000	113,424
Elanco Animal Health, Inc. sr. unsec.
notes Ser. WI, 5.65%, 8/28/28		105,000	116,424
HCA, Inc. company guaranty sr. bonds 5.25%,
6/15/26		95,000	109,756
HCA, Inc. company guaranty sr. unsec.
notes 5.375%, 9/1/26		195,000	212,306
Jaguar Holding Co. II/PPD Development LP 144A
company guaranty sr. unsec. notes 5.00%, 6/15/28		30,000	30,713

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount	Value

Health care cont.
Jaguar Holding Co. II/PPD Development LP 144A
company guaranty sr. unsec. notes 4.625%,
6/15/25	$20,000	$20,354
Molina Healthcare, Inc. 144A company
guaranty sr. unsec. notes 4.875%, 6/15/25	18,000	18,090
Service Corp. International sr. unsec.
bonds 5.125%, 6/1/29	130,000	139,880
Service Corp. International sr. unsec.
notes 4.625%, 12/15/27	35,000	36,488
Service Corp. International sr. unsec.
unsub. notes 5.375%, 5/15/24	187,000	190,506
Tenet Healthcare Corp. company
guaranty sr. notes 4.625%, 7/15/24	55,000	53,888
Tenet Healthcare Corp. 144A company
guaranty notes 6.25%, 2/1/27	15,000	14,888
Tenet Healthcare Corp. 144A company
guaranty sr. notes 7.50%, 4/1/25	25,000	26,594
Tenet Healthcare Corp. 144A company
guaranty sr. notes 5.125%, 11/1/27	195,000	192,407
Tenet Healthcare Corp. 144A company
guaranty sr. notes 4.875%, 1/1/26	280,000	272,650
Teva Pharmaceutical Finance Netherlands III BV
company guaranty sr. unsec. notes 6.00%, 4/15/24
(Israel)	200,000	205,500
		3,189,948
Technology (0.8%)
CommScope Finance, LLC 144A sr. notes 6.00%,
3/1/26	60,000	61,500
CommScope Finance, LLC 144A sr. notes 5.50%,
3/1/24	30,000	30,300
Dell International, LLC/EMC Corp. 144A company
guaranty sr. notes 5.85%, 7/15/25	30,000	34,476
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. notes 6.02%, 6/15/26	405,000	464,323
Diamond 1 Finance Corp./Diamond 2 Finance Corp.
144A company guaranty sr. unsec. notes 7.125%,
6/15/24	71,000	73,552
Dun & Bradstreet Corp. (The) 144A
sr. notes 6.875%, 8/15/26	45,000	47,433
Microchip Technology, Inc. 144A company
guaranty sr. unsec. notes 4.25%, 9/1/25	30,000	30,191
Nutanix, Inc. cv. sr. unsec. notes zero %, 1/15/23	78,000	69,062
Plantronics, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 5/31/23	304,000	264,860
Qorvo, Inc. company guaranty sr. unsec.
unsub. notes 5.50%, 7/15/26	75,000	78,000
SS&C Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.50%, 9/30/27	101,000	103,020
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A company
guaranty sr. notes 5.75%, 6/1/25	40,000	41,000
Tempo Acquisition, LLC/Tempo Acquisition
Finance Corp. 144A sr. unsec. notes 6.75%,
6/1/25	75,000	75,938
TTM Technologies, Inc. 144A company
guaranty sr. unsec. notes 5.625%, 10/1/25	210,000	208,295
Western Digital Corp. company guaranty sr. unsec.
notes 4.75%, 2/15/26	33,000	34,104
		1,616,054

14 Putnam VT Diversified Income Fund

CORPORATE BONDS
AND NOTES (20.5%)* cont.	Principal amount	Value

Utilities and power (1.1%)
AES Corp. (The) sr. unsec. unsub. notes 6.00%,
5/15/26	$75,000	$77,906
AES Corp. (The) sr. unsec. unsub. notes 5.50%,
4/15/25	280,000	287,000
AES Corp. (The) sr. unsec. unsub. notes 5.125%,
9/1/27	50,000	51,875
AES Corp. (The) 144A sr. unsec. notes 3.30%,
7/15/25	30,000	30,894
Buckeye Partners LP sr. unsec. bonds 5.85%,
11/15/43	43,000	37,315
Buckeye Partners LP sr. unsec. notes 3.95%,
12/1/26	24,000	22,615
Buckeye Partners LP 144A sr. unsec. notes 4.50%,
3/1/28	35,000	32,725
Calpine Corp. 144A company
guaranty sr. notes 5.25%, 6/1/26	65,000	65,631
Calpine Corp. 144A company
guaranty sr. notes 4.50%, 2/15/28	75,000	73,125
Colorado Interstate Gas Co., LLC company
guaranty sr. unsec. notes 6.85%, 6/15/37	290,000	344,900
NRG Energy, Inc. company guaranty sr. unsec.
notes 6.625%, 1/15/27	23,000	24,006
NRG Energy, Inc. company guaranty sr. unsec.
notes 5.75%, 1/15/28	115,000	121,325
NRG Energy, Inc. 144A company
guaranty sr. bonds 4.45%, 6/15/29	65,000	68,221
NRG Energy, Inc. 144A company
guaranty sr. notes 3.75%, 6/15/24	140,000	147,786
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%,
6/15/29	40,000	42,000
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	150,000	146,750
Pacific Gas and Electric Co. company
guaranty sr. unsec. unsub. notes 2.95%,
3/1/26 (In default) †	90,000	96,975
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	35,000	34,638
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. escrow company
guaranty sr. notes 11.50%, 10/1/20 F	119,000	179
Vistra Energy Corp. 144A company
guaranty sr. unsec. notes 8.125%, 1/30/26	60,000	62,550
Vistra Operations Co., LLC 144A sr. bonds 4.30%,
7/15/29	40,000	42,054
Vistra Operations Co., LLC 144A sr. notes 3.55%,
7/15/24	11,000	11,353
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.625%, 2/15/27	56,000	57,476
Vistra Operations Co., LLC 144A sr. unsec.
notes 5.50%, 9/1/26	129,000	131,637
		2,010,936

Total corporate bonds and notes (cost $39,675,817)		$38,440,497

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.3%)*	Principal amount	Value

Argentina (Republic of) sr. unsec.
unsub. notes 7.50%, 4/22/26
(Argentina) (In default) †	$1,700,000	$683,400
Argentina (Republic of) 144A sr. unsec.
notes 7.125%, 8/1/27 (Argentina)	285,000	161,025
Bahrain (Kingdom of) 144A sr. unsec.
notes 7.375%, 5/14/30 (Bahrain)	750,000	852,177

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.3%)* cont.	Principal amount		Value

Buenos Aires (Province of) sr. unsec.
unsub. bonds Ser. REGS, 7.875%, 6/15/27
(Argentina) (In default) †		$200,000	$81,225
Buenos Aires (Province of) sr. unsec.
unsub. notes Ser. REGS, 6.50%, 2/15/23
(Argentina) (In default) †		215,000	87,424
Buenos Aires (Province of) unsec. FRN 32.807%,
5/31/22 (Argentina)	ARS	6,180,000	76,748
Buenos Aires (Province of) 144A sr. unsec.
unsub. bonds 7.875%, 6/15/27
(Argentina) (In default) †		$390,000	158,389
Buenos Aires (Province of) 144A sr. unsec.
unsub. notes 10.875%, 1/26/21
(Argentina) (In default) †		260,000	118,300
Chile (Republic of) sr. unsec.
unsub. bonds 3.50%, 1/25/50 (Chile)		250,000	281,250
Cordoba (Province of) sr. unsec.
unsub. notes Ser. REGS, 7.45%, 9/1/24
(Argentina)		478,000	276,926
Dominican (Republic of) sr. unsec.
bonds Ser. REGS, 6.85%, 1/27/45
(Dominican Republic)		305,000	291,580
Dominican (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.875%, 1/30/60
(Dominican Republic)		485,000	415,160
Dominican (Republic of) sr. unsec.
unsub. notes 7.50%, 5/6/21 (Dominican Republic)		86,667	88,942
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 8.625%, 4/20/27
(Dominican Republic)		360,000	403,650
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.875%, 1/29/26
(Dominican Republic)		320,000	334,800
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.95%, 1/25/27
(Dominican Republic)		390,000	391,950
Dominican (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.50%, 1/27/25
(Dominican Republic)		270,000	272,700
Dominican (Republic of) 144A sr. unsec.
notes 4.50%, 1/30/30 (Dominican Republic)		250,000	226,125
Egypt (Arab Republic of) sr. unsec.
bonds Ser. REGS, 7.053%, 1/15/32 (Egypt)		700,000	664,139
Egypt (Arab Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 6/11/25 (Egypt)		200,000	201,002
Egypt (Arab Republic of) 144A sr. unsec.
bonds 8.875%, 5/29/50 (Egypt)		340,000	335,464
Egypt (Arab Republic of) 144A sr. unsec.
bonds 7.053%, 1/15/32 (Egypt)		380,000	360,050
Egypt (Arab Republic of) 144A sr. unsec.
notes 5.75%, 5/29/24 (Egypt)		285,000	285,681
El Salvador (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 7.625%, 2/1/41
(El Salvador)		150,000	126,975
El Salvador (Republic of) sr. unsec.
unsub. notes Ser. REGS, 6.375%, 1/18/27
(El Salvador)		118,000	101,186
El Salvador (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.875%, 1/30/25
(El Salvador)		250,000	218,750
Indonesia (Republic of) sr. unsec.
unsub. bonds 2.85%, 2/14/30 (Indonesia)		485,000	495,098

Putnam VT Diversified Income Fund 15

FOREIGN GOVERNMENT AND AGENCY
BONDS AND NOTES (10.3%)* cont.	Principal amount		Value

Indonesia (Republic of) sr. unsec.
unsub. notes Ser. REGS, 4.75%, 1/8/26
(Indonesia)		$1,045,000	$1,176,931
Indonesia (Republic of) 144A sr. unsec.
unsub. bonds 6.625%, 2/17/37 (Indonesia)		425,000	580,686
Indonesia (Republic of) 144A sr. unsec.
unsub. notes 4.35%, 1/8/27 (Indonesia)		220,000	244,195
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.125%, 6/15/33
(Ivory Coast)		1,390,000	1,384,788
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.75%, 12/31/32
(Ivory Coast)		709,650	698,118
Ivory Coast (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 5.25%, 3/22/30
(Ivory Coast)	EUR	250,000	260,725
Ivory Coast (Republic of) sr. unsec.
unsub. notes Ser. REGS, 5.375%, 7/23/24
(Ivory Coast)		$275,000	275,000
Ivory Coast (Republic of) 144A sr. unsec.
unsub. bonds 5.25%, 3/22/30 (Ivory Coast)	EUR	245,000	255,992
Jamaica (Government of) sr. unsec.
unsub. bonds 8.00%, 3/15/39 (Jamaica)		$211,000	260,163
Kenya (Republic of) sr. unsec. bonds Ser. REGS,
8.00%, 5/22/32 (Kenya)		570,000	560,745
Mexico (Government of) sr. unsec. bonds 5.55%,
1/21/45 (Mexico)		664,000	782,497
Qatar (State of) 144A sr. unsec. notes 3.75%,
4/16/30 (Qatar)		320,000	364,381
Qatar (State of) 144A sr. unsec. notes 3.40%,
4/16/25 (Qatar)		200,000	217,502
Senegal (Republic of) sr. unsec.
unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)		1,490,000	1,443,438
Senegal (Republic of) unsec. bonds Ser. REGS,
6.25%, 5/23/33 (Senegal)		1,240,000	1,261,700
South Africa (Republic of) sr. unsec.
unsub. bonds 6.30%, 6/22/48 (South Africa)		240,000	224,413
South Africa (Republic of) sr. unsec.
unsub. notes 5.875%, 9/16/25 (South Africa)		290,000	307,400
South Africa (Republic of) sr. unsec.
unsub. notes 4.85%, 9/27/27 (South Africa)		285,000	278,942
Venezuela (Bolivarian Republic of) sr. unsec.
bonds 7.00%, 3/31/38 (Venezuela)		265,000	15,900
Venezuela (Republic of) sr. unsec. notes 9.00%,
5/7/23 (Venezuela) (In default) †		576,000	34,560
Venezuela (Republic of) sr. unsec. notes 7.65%,
4/21/25 (Venezuela) (In default) †		134,000	8,040
Venezuela (Republic of) sr. unsec.
unsub. notes 8.25%, 10/13/24
(Venezuela) (In default) †		932,000	55,920
Vietnam (Socialist Republic of) sr. unsec.
notes Ser. REGS, 4.80%, 11/19/24 (Vietnam)		600,000	653,990
Total foreign government and agency bonds
and notes (cost $21,922,818)			$19,336,142

CONVERTIBLE BONDS AND NOTES (5.6%)*	Principal amount	Value

Capital goods (0.2%)
Fortive Corp. cv. company guaranty sr. unsec.
notes 0.875%, 2/15/22	$175,000	$171,884
II-VI, Inc. cv. sr. unsec. notes 0.25%, 9/1/22	92,000	109,051
		280,935

CONVERTIBLE BONDS
AND NOTES (5.6%)* cont.	Principal amount	Value

Communication services (0.3%)
8x8, Inc. cv. sr. unsec. notes 0.50%, 2/1/24	$50,000	$44,730
DISH Network Corp. cv. sr. unsec. notes 3.375%,
8/15/26	105,000	96,455
GCI Liberty, Inc. 144A cv. sr. unsec.
bonds 1.75%, 9/30/46	107,000	149,584
Liberty Media Corp. cv. sr. unsec. bonds 1.375%,
10/15/23	30,000	31,482
Liberty Media Corp. 144A cv. sr. unsec.
unsub. bonds 2.75%, 12/1/49	151,000	141,178
Vonage Holdings Corp. cv. sr. unsec. notes 1.75%,
6/1/24	142,000	132,449
		595,878
Consumer cyclicals (0.8%)
Booking Holdings, Inc. 144A cv. sr. unsec.
notes 0.75%, 5/1/25	145,000	179,121
Burlington Stores, Inc. 144A cv. sr. unsec.
notes 2.25%, 4/15/25	148,000	168,195
Callaway Golf Co. 144A cv. sr. unsec.
notes 2.75%, 5/1/26	51,000	62,808
Dick’s Sporting Goods, Inc. 144A cv. sr. unsec.
notes 3.25%, 4/15/25	70,000	96,892
FTI Consulting, Inc. cv. sr. unsec. notes 2.00%,
8/15/23	83,000	104,899
Horizon Global Corp. cv. sr. unsec.
unsub. notes 2.75%, 7/1/22	16,000	10,734
Liberty Media Corp. cv. sr. unsec. notes 1.00%,
1/30/23	79,000	85,663
Live Nation Entertainment, Inc. cv. sr. unsec.
notes 2.50%, 3/15/23	153,000	155,199
Marriott Vacations Worldwide Corp. cv. sr. unsec.
notes 1.50%, 9/15/22	106,000	97,600
NCL Corp, Ltd. 144A cv. company
guaranty sr. unsec. notes 6.00%, 5/15/24	59,000	78,551
Penn National Gaming, Inc. cv. sr. unsec.
notes 2.75%, 5/15/26	51,000	76,392
RH 144A cv. sr. unsec. notes zero %, 9/15/24	111,000	146,391
Royal Caribbean Cruises, Ltd. 144A cv. sr. unsec.
notes 4.25%, 6/15/23	53,000	49,290
Square, Inc. 144A cv. sr. unsec. notes 0.125%,
3/1/25	150,000	169,925
Winnebago Industries, Inc. 144A cv. sr. unsec.
notes 1.50%, 4/1/25	66,000	80,850
		1,562,510
Consumer staples (0.5%)
Bloomin’ Brands, Inc. 144A cv. sr. unsec.
notes 5.00%, 5/1/25	34,000	38,804
Chegg, Inc. cv. sr. unsec. notes 0.125%, 3/15/25	80,000	113,132
Etsy, Inc. 144A cv. sr. unsec. notes 0.125%,
10/1/26	118,000	160,897
IAC Financeco 2, Inc. 144A cv. company
guaranty sr. unsec. notes 0.875%, 6/15/26	194,000	238,296
Wayfair, Inc. cv. sr. unsec. notes 1.125%, 11/1/24	89,000	158,690
Zillow Group, Inc. cv. sr. unsec. notes 2.75%,
5/15/25	56,000	65,112
Zillow Group, Inc. 144A cv. sr. unsec.
sub. notes 1.375%, 9/1/26	130,000	187,544
		962,475

16 Putnam VT Diversified Income Fund

CONVERTIBLE BONDS
AND NOTES (5.6%)* cont.	Principal amount	Value

Energy (0.1%)
CHC Group, LLC/CHC Finance,
Ltd. cv. notes Ser. AI, zero %, 10/1/20
(acquired 2/2/17, cost $24,845) ∆∆	$35,887	$5,383
Oasis Petroleum, Inc. cv. sr. unsec.
notes 2.625%, 9/15/23	29,000	4,425
Pioneer Natural Resources Co. 144A cv. sr. unsec.
notes 0.25%, 5/15/25	73,000	86,124
Transocean, Inc. cv. company guaranty sr. unsec.
sub. notes 0.50%, 1/30/23	83,000	34,226
		130,158
Financials (0.2%)
Blackstone Mortgage Trust, Inc. cv. sr. unsec.
notes 4.75%, 3/15/23 R	87,000	79,551
Encore Capital Group, Inc. cv. company
guaranty sr. unsec. unsub. notes 3.25%, 3/15/22	70,000	67,592
IH Merger Sub, LLC cv. company
guaranty sr. unsec. notes 3.50%, 1/15/22 R	77,000	98,993
JPMorgan Chase Financial Co., LLC cv. company
guaranty sr. unsec. notes 0.25%, 5/1/23	108,000	104,220
Redfin Corp. cv. sr. unsec. notes 1.75%, 7/15/23	55,000	80,933
		431,289
Health care (0.7%)
BioMarin Pharmaceutical, Inc. 144A cv. sr. unsec.
sub. notes 1.25%, 5/15/27	51,000	59,352
CONMED Corp. cv. sr. unsec. notes 2.625%, 2/1/24	75,000	78,494
DexCom, Inc. 144A cv. sr. unsec.
unsub. notes 0.25%, 11/15/25	136,000	139,229
Envista Holdings Corp. 144A cv. sr. unsec.
notes 2.375%, 6/1/25	43,000	52,339
Exact Sciences Corp. cv. sr. unsec. notes 0.375%,
3/15/27	253,000	262,096
Illumina, Inc. cv. sr. unsec. notes zero %,
8/15/23	89,000	96,650
Insulet Corp. 144A cv. sr. unsec. notes 0.375%,
9/1/26	114,000	124,480
Integra LifeSciences Holdings Corp.
144A cv. sr. unsec. notes 0.50%, 8/15/25	49,000	44,544
Ironwood Pharmaceuticals, Inc.
144A cv. sr. unsec. notes 1.50%, 6/15/26	62,000	64,070
Ironwood Pharmaceuticals, Inc.
144A cv. sr. unsec. notes 0.75%, 6/15/24	62,000	63,920
Jazz Investments I, Ltd. cv. company
guaranty sr. unsec. sub. notes 1.50%, 8/15/24
(Ireland)	122,000	111,548
Neurocrine Biosciences, Inc. cv. sr. unsec.
notes 2.25%, 5/15/24	41,000	68,172
Pacira Pharmaceuticals, Inc./Delaware cv.
sr. unsec sub. notes 2.375%, 4/1/22	85,000	92,752
Tandem Diabetes Care, Inc. 144A cv. sr. unsec.
notes 1.50%, 5/1/25	51,000	59,408
		1,317,054
Technology (2.5%)
Akamai Technologies, Inc. cv. sr. unsec.
notes 0.125%, 5/1/25	160,000	199,248
Akamai Technologies, Inc. 144A cv. sr. unsec.
notes 0.375%, 9/1/27	252,000	274,126
Blackline, Inc. 144A cv. sr. unsec. notes 0.125%,
8/1/24	109,000	138,728
Cloudflare, Inc. 144A cv. sr. unsec. notes 0.75%,
5/15/25	51,000	61,455

CONVERTIBLE BONDS
AND NOTES (5.6%)* cont.	Principal amount	Value

Technology cont.
Cree, Inc. 144A cv. sr. unsec.
unsub. notes 1.75%, 5/1/26	$118,000	$166,085
CyberArk Software, Ltd. 144A cv. sr. unsec.
notes zero %, 11/15/24 (Israel)	72,000	66,958
DocuSign, Inc. cv. sr. unsec. notes 0.50%, 9/15/23	64,000	155,572
Envestnet, Inc. cv. sr. unsec. notes 1.75%, 6/1/23	113,000	139,003
Five9, Inc. 144A cv. sr. unsec. notes 0.50%,
6/1/25	68,000	72,803
Guidewire Software, Inc. cv. sr. unsec.
sub. notes 1.25%, 3/15/25	86,000	100,029
HubSpot, Inc. 144A cv. sr. unsec. notes 0.375%,
6/1/25	52,000	55,510
Inphi Corp. 144A cv. sr. unsec. notes 0.75%,
4/15/25	90,000	108,563
j2 Global, Inc. 144A cv. sr. unsec. notes 1.75%,
11/1/26	74,000	63,214
LivePerson, Inc. 144A cv. sr. unsec. notes 0.75%,
3/1/24	55,000	68,041
Lumentum Holdings, Inc. 144A cv. sr. unsec.
notes 0.50%, 12/15/26	174,000	183,135
Microchip Technology, Inc. cv. sr. unsec.
sub. notes 1.625%, 2/15/27	42,000	61,952
New Relic, Inc. cv. sr. unsec. notes 0.50%, 5/1/23	75,000	72,468
Nuance Communications, Inc. cv. sr. unsec.
notes 1.25%, 4/1/25	161,000	224,475
ON Semiconductor Corp. cv. company
guaranty sr. unsec. unsub. notes 1.625%,
10/15/23	110,000	133,486
Palo Alto Networks, Inc. cv. sr. unsec.
notes 0.75%, 7/1/23	58,000	62,001
Palo Alto Networks, Inc. 144A cv. sr. unsec.
notes 0.375%, 6/1/25	247,000	245,888
Pegasystems, Inc. 144A cv. sr. unsec.
notes 0.75%, 3/1/25	58,000	58,932
Pluralsight, Inc. cv. sr. unsec. notes 0.375%,
3/1/24	59,000	51,792
Proofpoint, Inc. 144A cv. sr. unsec.
unsub. notes 0.25%, 8/15/24	112,000	109,971
Q2 Holdings, Inc. cv. sr. unsec.
unsub. notes 0.75%, 6/1/26	103,000	116,959
RealPage, Inc. cv. sr. unsec. notes 1.50%, 5/15/25	68,000	73,115
RingCentral, Inc. 144A cv. sr. unsec.
notes zero %, 3/1/25	134,000	143,473
SailPoint Technologies Holding, Inc.
144A cv. sr. unsec. notes 0.125%, 9/15/24	69,000	77,511
Silicon Laboratories, Inc. 144A cv. sr. unsec.
notes 0.625%, 6/15/25	60,000	64,420
Snap, Inc. 144A cv. sr. unsec. notes 0.75%, 8/1/26	173,000	216,358
Splunk, Inc. 144A cv. sr. unsec. notes 1.125%,
6/15/27	344,000	366,482
Twilio, Inc. cv. sr. unsec. notes 0.25%, 6/1/23	26,000	80,672
Twitter, Inc. cv. sr. unsec. unsub. bonds 1.00%,
9/15/21	162,000	158,521
Verint Systems, Inc. cv. sr. unsec. notes 1.50%,
6/1/21	75,000	74,067
Viavi Solutions, Inc. cv. sr. unsec.
unsub. notes 1.00%, 3/1/24	79,000	90,823
Wix.com, Ltd. cv. sr. unsec. notes zero %, 7/1/23
(Israel)	68,000	126,183
Workday, Inc. cv. sr. unsec. notes 0.25%, 10/1/22	71,000	97,589

Putnam VT Diversified Income Fund 17

CONVERTIBLE BONDS
AND NOTES (5.6%)* cont.	Principal amount	Value

Technology cont.
Zendesk, Inc. 144A cv. sr. unsec. notes
0.625%, 6/15/25	$75,000	$80,004
Zynga, Inc. cv. sr. unsec. notes 0.25%, 6/1/24	103,000	133,100
		4,772,712
Transportation (0.2%)
Air Transport Services Group, Inc. cv. sr. unsec.
notes 1.125%, 10/15/24	63,000	59,324
Southwest Airlines Co. cv. sr. unsec.
notes 1.25%, 5/1/25	220,000	264,227
		323,551
Utilities and power (0.1%)
NRG Energy, Inc. cv. company guaranty sr. unsec.
bonds 2.75%, 6/1/48	103,000	104,134
		104,134

Total convertible bonds and notes (cost $9,665,526)		$10,480,696

PURCHASED SWAP OPTIONS OUTSTANDING(4.4%)*
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Barclays Bank PLC
(0.353)/3 month USD-
LIBOR-BBA/Aug-25
(United Kingdom)	Aug-20/0.353	$55,220,300	$127,559
(0.4525)/3 month USD-
LIBOR-BBA/Jul-25
(United Kingdom)	Jul-20/0.4525	63,895,900	64
Citibank, N.A.
1.629/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.629	4,996,000	313,349
1.316/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	25,783,200	280,263
1.996/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.996	4,996,000	249,700
0.439/3 month USD-
LIBOR-BBA/Aug-25	Aug-20/0.439	7,960,900	48,084
(1.996)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.996	4,996,000	6,395
(0.439)/3 month USD-
LIBOR-BBA/Aug-25	Aug-20/0.439	7,960,900	5,811
(1.629)/3 month USD-
LIBOR-BBA/Jan-26	Jan-21/1.629	4,996,000	100
(1.316)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.316	25,783,200	26
Goldman Sachs International
2.988/3 month USD-
LIBOR-BBA/Feb-39	Feb-29/2.988	2,141,800	405,293
(2.988)/3 month USD-
LIBOR-BBA/Feb-39	Feb-29/2.988	2,141,800	39,859
(2.983)/3 month USD-
LIBOR-BBA/May-52	May-22/2.983	3,737,500	21,005
JPMorgan Chase Bank N.A.
2.795/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795	2,557,500	445,644
2.7575/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575	2,557,500	438,049
1.101/3 month USD-
LIBOR-BBA/Mar-31	Mar-21/1.101	6,235,800	297,198
1.33/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.33	19,984,100	221,024

PURCHASED SWAP OPTIONS OUTSTANDING(4.4%)* cont.
Counterparty		Notional/
Fixed right % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount		Value

JPMorgan Chase Bank N.A. cont.
(1.042)/3 month USD-
LIBOR-BBA/Sep-50	Sep-20/1.042	$4,837,300		$135,106
(2.7575)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.7575	2,557,500		48,618
(2.795)/3 month USD-
LIBOR-BBA/Dec-37	Dec-27/2.795	2,557,500		47,211
0.794/3 month USD-
LIBOR-BBA/Jul-50	Jul-20/0.794	2,446,000		29,817
(0.67)/3 month USD-
LIBOR-BBA/Jul-30	Jul-20/0.67	4,513,500		21,078
Morgan Stanley & Co. International PLC
3.00/3 month USD-
LIBOR-BBA/Apr-72	Apr-47/3.00	2,490,200		1,177,068
3.00/3 month USD-
LIBOR-BBA/Feb-73	Feb-48/3.00	2,490,200		1,167,979
2.75/3 month USD-
LIBOR-BBA/May-73	May-48/2.75	2,490,200		1,032,063
2.7725/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	4,033,600		827,816
1.613/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	2,817,200		245,604
(1.613)/3 month USD-
LIBOR-BBA/Aug-34	Aug-24/1.613	2,817,200		79,051
(2.904)/3 month USD-
LIBOR-BBA/May-51	May-21/2.904	1,601,800		1,666
(2.7725)/3 month USD-
LIBOR-BBA/Feb-31	Feb-21/2.7725	4,033,600		161
Toronto-Dominion Bank
(1.04)/3 month USD-
LIBOR-BBA/Mar-55 (Canada)	Mar-25/1.04	399,000		58,597
UBS AG
1.5025/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	26,814,500		341,885
0.153/6 month EUR-EURIBOR-
Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	123,340
(0.153)/6 month EUR-
EURIBOR-Reuters/Sep-29	Sep-24/0.153	EUR	4,016,900	71,666
(1.5025)/3 month USD-
LIBOR-BBA/Oct-21	Oct-20/1.5025	$26,814,500		26
Total purchased swap options outstanding (cost $4,570,472)				$8,308,175

PURCHASED OPTIONS OUTSTANDING (0.6%)*
	Expiration
	date/	Notional	Contract
Counterparty	strike price	amount	amount		Value

Bank of America N.A.
EUR/USD (Call)	Nov-20/$1.16	$6,187,339	EUR	5,507,200	$51,516
EUR/USD (Call)	Sep-20/1.17	6,128,131	EUR	5,454,500	16,711
USD/JPY (Put)	Nov-20/JPY 105.00	4,476,575	$4,476,575		47,935
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.17	6,128,131	EUR	5,454,500	16,711
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.10	9,388,415	EUR	8,356,400	37,357
Goldman Sachs International
AUD/USD (Put)	Jul-20/$0.62	4,767,349	AUD	6,908,200	19
EUR/USD (Call)	Nov-20/1.16	6,187,339	EUR	5,507,200	51,516
USD/JPY (Put)	Nov-20/JPY 105.00	4,476,575	$4,476,575		47,935

18 Putnam VT Diversified Income Fund

PURCHASED OPTIONS OUTSTANDING (0.6%)* cont.
	Expiration
	date/	Notional	Contract
Counterparty	strike price	amount	amount		Value

JPMorgan Chase Bank N.A.
Uniform Mortgage-
Backed Securities
30 yr 2.00%
TBA commitments
(Call)	Aug-20/$102.09	$1,000,000	$1,000,000		$6,760
Uniform Mortgage-
Backed Securities
30 yr 2.50%
TBA commitments
(Call)	Aug-20/103.56	50,000,000	50,000,000		376,450
Uniform Mortgage-
Backed Securities
30 yr 2.50%
TBA commitments
(Call)	Jul-20/103.31	25,000,000	25,000,000		242,175
Uniform Mortgage-
Backed Securities
30 yr 2.50%
TBA commitments
(Call)	Aug-20/104.03	41,000,000	41,000,000		164,000
Uniform Mortgage-
Backed Securities
30 yr 2.50%
TBA commitments
(Put)	Aug-20/103.60	12,000,000	12,000,000		28,776
Uniform Mortgage-
Backed Securities
30 yr 3.00%
TBA commitments
(Call)	Aug-20/104.81	7,000,000	7,000,000		28,497
Uniform Mortgage-
Backed Securities
30 yr 3.00%
TBA commitments
(Call)	Aug-20/104.88	6,000,000	6,000,000		21,072
Uniform Mortgage-
Backed Securities
30 yr 3.00%
TBA commitments
(Call)	Aug-20/104.84	4,000,000	4,000,000		15,160
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.90	4,568,263	EUR	4,066,100	60,018
Total purchased options outstanding (cost $844,341)					$1,212,608

ASSET-BACKED SECURITIES (2.7%)*	Principal amount	Value

CarMax Auto Owner Trust Ser. 20-2, Class D,
6.87%, 5/17/27	$574,000	$613,336
Mello Warehouse Securitization Trust 144A
FRB Ser. 18-W1, Class A, (1 Month US LIBOR
+ 0.85%), 1.035%, 11/25/51	112,000	111,860
FRB Ser. 19-1, Class A, (1 Month US LIBOR
+ 0.80%), 0.985%, 6/25/52	135,000	133,650
Mortgage Repurchase Agreement Financing Trust
144A FRB Ser. 20-2, Class A1, (1 Month US LIBOR
+ 1.75%), 1.927%, 5/30/22	250,000	250,004
Nationstar HECM Loan Trust 144A Ser. 19-2A,
Class M4, 5.682%, 11/26/29 W	425,000	423,995
RMF Buyout Issuance Trust 144A
Ser. 19-1, Class M5, 6.00%, 7/25/29 W	414,000	430,353
Ser. 20-2, Class M3, 4.571%, 6/25/30 W	158,000	158,316

ASSET-BACKED SECURITIES (2.7%)* cont.	Principal amount	Value

Station Place Securitization Trust 144A
FRB Ser. 20-2, Class A, (1 Month US LIBOR
+ 0.83%), 1.01%, 3/26/21	$544,000	$544,000
FRB Ser. 20-6, Class A, (1 Month US LIBOR
+ 0.83%), 0.998%, 9/7/21	266,000	266,000
FRB Ser. 19-11, Class A, (1 Month US LIBOR
+ 0.75%), 0.935%, 10/24/20	556,000	556,000
FRB Ser. 19-7, Class A, (1 Month US LIBOR
+ 0.70%), 0.885%, 9/24/20	1,008,000	1,008,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR
+ 0.65%), 0.818%, 6/25/51	473,000	473,000
Total asset-backed securities (cost $4,905,661)		$4,968,514

SENIOR LOANS (1.6%)* [c]	Principal amount	Value

Basic materials (0.2%)
Alpha 3 BV bank term loan FRN Ser. B1,
(BBA LIBOR USD 3 Month + 3.00%),
4.00%, 1/31/24	$103,508	$99,239
Diamond BC BV bank term loan FRN
(BBA LIBOR USD 3 Month + 3.00%),
3.76%, 9/6/24	26,638	24,418
Messer Industries USA, Inc. bank term
loan FRN Ser. B, (BBA LIBOR USD
3 Month + 2.50%), 2.808%, 3/1/26	69,137	65,750
PQ Corp. bank term loan FRN Ser. B, (1 Month US
LIBOR + 2.25%), 3.627%, 2/7/27	22,400	21,760
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 8.50%), 10.831%,
6/26/26	70,000	60,258
Solenis International, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.00%), 4.363%, 6/26/25	119,252	113,687
		385,112
Capital goods (0.4%)
Berry Global, Inc. bank term loan FRN Ser. Y,
(BBA LIBOR USD 3 Month + 2.00%), 3.899%, 7/1/26	94,050	89,818
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR
USD 3 Month + 3.25%), 4.561%, 4/3/24	111,748	99,847
Gates Global, LLC bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	56,029	53,844
Titan Acquisition, Ltd. (United Kingdom) bank
term loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.00%), 3.361%, 3/28/25	102,381	93,167
Vertical US Newco, Inc. bank term loan FRN
Ser. B, (1 Month US LIBOR + 4.25%), 4.428%,
6/30/27	40,000	39,200
Vertiv Group Corp. bank term loan FRN Ser. B,
(1 Month US LIBOR + 3.00%), 4.655%, 3/2/27	295,260	277,298
		653,174
Communication services (0.1%)
Asurion, LLC bank term loan FRN Ser. B7, (BBA
LIBOR USD 3 Month + 3.00%), 3.178%, 11/3/24	96,778	93,270
Intelsat Jackson Holdings SA bank term loan FRN
Ser. B3, (BBA LIBOR USD 3 Month + 4.75%), 8.00%,
11/27/23	55,000	54,725
T-Mobile USA, Inc. bank term loan FRN Ser. B,
(1 Month US LIBOR + 3.00%), 3.404%, 4/1/27	45,000	44,933
Zayo Group Holdings, Inc. bank term loan FRN
(1 Month US LIBOR + 3.00%), 4.668%, 3/9/27	54,863	51,862
		244,790
Consumer cyclicals (0.5%)
Clear Channel Outdoor Holdings, Inc. bank term
loan FRN Ser. B, (BBA LIBOR USD 3 Month
+ 3.50%), 4.26%, 8/21/26	69,475	62,875
CPG International, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	64,304	63,500

Putnam VT Diversified Income Fund 19

SENIOR LOANS (1.6%)* [c] cont.	Principal amount	Value

Consumer cyclicals cont.
Diamond Sports Group, LLC bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%),
3.43%, 8/24/26	$79,400	$64,413
Garda World Security Corp. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.75%), 6.69%,
10/30/26	68,707	67,332
Golden Nugget, LLC bank term loan FRN Ser. B,
(1 Month US LIBOR + 2.50%), 4.081%, 10/4/23	73,032	59,740
iHeartCommunications, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 4.66%,
5/1/26	39,800	36,583
Navistar, Inc. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.50%), 3.70%, 11/6/24	200,297	189,030
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	75,000	40,500
Robertshaw Holdings Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 3.25%), 4.25%, 2/28/25	22,381	18,565
Scientific Games International, Inc. bank term
loan FRN Ser. B5, (BBA LIBOR USD 3 Month
+ 2.75%), 3.476%, 8/14/24	59,392	52,206
Talbots, Inc. (The) bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 7.00%), 8.00%, 11/28/22	91,322	73,058
Terrier Media Buyer, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.99%,
12/17/26	80,595	76,700
Terrier Media Buyer, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 4.435%,
12/17/26	20,000	19,033
Werner Finco LP bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 4.00%), 5.00%, 7/24/24	87,088	81,863
		905,398
Consumer staples (0.2%)
Ascend Learning, LLC bank term loan FRN Ser. B,
(BBA LIBOR USD 3 Month + 3.00%), 4.00%, 7/12/24	135,261	128,836
Brand Industrial Services, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 4.25%), 5.452%,
6/21/24	256,357	233,926
IRB Holding Corp. bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 2.75%), 4.41%, 2/5/25	83,927	77,422
		440,184
Energy (—%)
California Resources Corp. bank term loan FRN
(BBA LIBOR USD 3 Month + 4.75%), 5.75%,
12/31/22 (In default) †	35,000	12,075
		12,075
Financials (—%)
HUB International, Ltd. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 4.00%), 5.927%,
4/25/25	34,825	34,274
		34,274
Health care (0.2%)
Elanco Animal Health, Inc. bank term loan FRN
Ser. B, (BBA LIBOR USD 3 Month + 1.75%), 3.404%,
2/4/27	55,000	52,388
Ortho-Clinical Diagnostics, Inc. bank term loan
FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%),
3.429%, 6/30/25	179,820	167,345
Sotera Health Holdings, LLC bank term loan FRN
(BBA LIBOR USD 3 Month + 4.50%), 5.50%, 12/13/26	80,000	78,075
		297,808
Technology (—%)
Kronos, Inc./MA bank term loan FRN Ser. B, (BBA
LIBOR USD 3 Month + 3.00%), 3.179%, 11/1/23	34,811	34,724
Rackspace Hosting, Inc. bank term loan FRN (BBA
LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	29,761	28,153
		62,877

SENIOR LOANS (1.6%)* [c] cont.	Principal amount	Value

Transportation (—%)
Genesee & Wyoming, Inc. bank term loan
FRN (BBA LIBOR USD 3 Month + 2.00%),
3.774%, 11/5/26	$54,863	$52,778
		52,778

Total senior loans (cost $3,323,991)		$3,088,470

PREFERRED STOCKS (0.1%)*	Shares	Value

GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	6,980	$156,492
Total preferred stocks (cost $175,814)		$156,492

COMMON STOCKS (0.1%)*	Shares	Value

Advanz Pharma Corp., Ltd. (Canada) †	430	$1,311
CHC Group, LLC (Units) (acquired 3/23/17,
cost $10,107) † ∆∆	697	349
Clear Channel Outdoor Holdings, Inc. †	12,143	12,629
iHeartMedia, Inc. Class A †	5,164	43,119
MWO Holdings, LLC (Units) F	98	—
Tervita Corp. (Canada) †	191	536
Texas Competitive Electric Holdings Co., LLC/TCEH
Finance, Inc. (Rights)	10,369	7,258
Tribune Media Co. Class 1C	55,356	30,446
Total common stocks (cost $402,256)		$95,648

	Principal amount/
SHORT-TERM INVESTMENTS (26.2%)*	shares		Value

Putnam Short Term Investment
Fund 0.41% L	Shares	35,936,453	$35,936,453
State Street Institutional U.S. Government Money
Market Fund, Premier Class 0.12% P	Shares	2,120,000	2,120,000
U.S. Treasury Bills 0.310%, 7/23/20 # ∆ Φ	$1,151,000		1,150,914
U.S. Treasury Bills 0.184%, 7/9/20 # ∆	551,000		550,986
U.S. Treasury Bills 0.133%, 8/25/20 ∆ §	389,000		388,917
U.S. Treasury Bills 0.112%, 7/16/20 ∆	136,000		135,993
U.S. Treasury Bills 0.103%, 8/11/20 ∆ §	2,958,000		2,957,562
U.S. Treasury Bills 0.081%, 7/2/20 ∆	1,679,000		1,678,996
U.S. Treasury Bills 0.035%, 9/3/20 # ∆	116,000		115,971
U.S. Treasury Bills 0.014%, 9/24/20 # §	201,000		200,931
U.S. Treasury Bills 0.011%, 8/6/20 # ∆	1,011,000		1,010,879
U.S. Treasury Bills 0.005%, 9/10/20 # ∆ §	724,000		723,807
U.S. Treasury Bills zero %, 8/20/20 # ∆ §	1,224,000		1,223,779
U.S. Treasury Bills zero %, 8/13/20 # ∆	792,000		791,871
Total short-term investments (cost $48,987,754)			$48,987,059

Total investments (cost $304,642,388)			$298,169,913

Key to holding’s currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD/$	United States Dollar

20 Putnam VT Diversified Income Fund

Key to holding’s abbreviations

ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund’s portfolio

Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from January 1, 2020 through June 30, 2020 (the reporting period). Within the following notes to the portfolio, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.

* Percentages indicated are based on net assets of $187,298,484.

† This security is non-income-producing.

∆∆ This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,732, or less than 0.1% of net assets.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.

# This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $550,903 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

∆ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $7,461,967 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

ΦThis security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $128,987 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

§ This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,095,563 and is included in Investments in securities on the Statement of assets and liabilities (Notes 1 and 9).

c Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 7).

F This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities’ valuation inputs (Note 1).

i This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts (Note 1).

L Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

P This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

R Real Estate Investment Trust.

W The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.

At the close of the reporting period, the fund maintained liquid assets totaling $110,898,175 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.

Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Note 1 to the financial statements regarding TBA commitments.

The dates shown on debt obligations are the original maturity dates.

FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $83,908,240) (Unaudited)						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Bank of America N.A.
	Australian Dollar	Buy	7/15/20	$302,425	$279,352	$23,073
	Canadian Dollar	Sell	7/15/20	1,357,594	1,308,216	(49,378)
	Czech Koruna	Buy	9/16/20	241,823	240,940	883
	Euro	Buy	9/16/20	192,552	192,067	485
	Hong Kong Dollar	Sell	8/19/20	884,901	884,014	(887)
	Japanese Yen	Sell	8/19/20	298,767	300,408	1,641
	New Taiwan Dollar	Buy	8/19/20	27,233	30,861	(3,628)
	New Zealand Dollar	Buy	7/15/20	435,730	404,766	30,964
	Norwegian Krone	Sell	9/16/20	192,953	192,582	(371)
	Swedish Krona	Buy	9/16/20	420,438	420,466	(28)

Putnam VT Diversified Income Fund 21

FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $83,908,240) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
Barclays Bank PLC
	British Pound	Sell	9/16/20	$94,337	$95,849	$1,512
	Euro	Sell	9/16/20	3,308,501	3,301,626	(6,875)
	Indonesian Rupiah	Buy	8/19/20	766,552	721,783	44,769
	Indonesian Rupiah	Sell	8/19/20	764,205	768,585	4,380
	Japanese Yen	Buy	8/19/20	1,125,316	1,131,786	(6,470)
	New Zealand Dollar	Buy	7/15/20	676,892	628,867	48,025
	Norwegian Krone	Buy	9/16/20	1,145,737	1,192,975	(47,238)
	Polish Zloty	Sell	9/16/20	5,992	4,744	(1,248)
	Swedish Krona	Sell	9/16/20	1,212,535	1,207,929	(4,606)
Citibank, N.A.
	British Pound	Sell	9/16/20	1,241,632	1,243,105	1,473
	Canadian Dollar	Sell	7/15/20	206,475	200,008	(6,467)
	Euro	Sell	9/16/20	2,026	2,021	(5)
	Japanese Yen	Buy	8/19/20	913,316	919,479	(6,163)
	New Zealand Dollar	Sell	7/15/20	649,788	603,486	(46,302)
	Norwegian Krone	Sell	9/16/20	192,953	192,665	(288)
	Swedish Krona	Sell	9/16/20	723,115	721,643	(1,472)
	Swiss Franc	Buy	9/16/20	745,353	743,369	1,984
Credit Suisse International
	Australian Dollar	Buy	7/15/20	413,747	367,523	46,224
	Australian Dollar	Sell	7/15/20	418,509	363,545	(54,964)
	British Pound	Sell	9/16/20	178,138	180,984	2,846
	Canadian Dollar	Sell	7/15/20	916,431	899,018	(17,413)
	Euro	Sell	9/16/20	556,275	554,827	(1,448)
	New Zealand Dollar	Sell	7/15/20	2,646	1,840	(806)
Goldman Sachs International
	Australian Dollar	Sell	7/15/20	152,179	153,714	1,535
	British Pound	Buy	9/16/20	568,999	578,051	(9,052)
	Canadian Dollar	Buy	7/15/20	1,257,560	1,219,124	38,436
	Euro	Sell	9/16/20	595,888	594,199	(1,689)
	Japanese Yen	Sell	8/19/20	97,383	99,611	2,228
	New Zealand Dollar	Sell	7/15/20	663,211	620,178	(43,033)
	Norwegian Krone	Buy	9/16/20	438,615	445,110	(6,495)
	Russian Ruble	Buy	9/16/20	749,309	727,864	21,445
	Russian Ruble	Sell	9/16/20	741,944	744,801	2,857
	Swedish Krona	Buy	9/16/20	1,252,010	1,250,525	1,485
	Swiss Franc	Buy	9/16/20	748,105	746,975	1,130
HSBC Bank USA, National Association
	Australian Dollar	Buy	7/15/20	1,209,079	1,120,868	88,211
	British Pound	Sell	9/16/20	28,512	28,965	453
	Canadian Dollar	Buy	7/15/20	34,400	40,492	(6,092)
	Euro	Buy	9/16/20	212,584	213,240	(656)
	Hong Kong Dollar	Sell	8/19/20	1,528,161	1,526,502	(1,659)
	Indian Rupee	Sell	8/19/20	14,183	17,575	3,392
	Japanese Yen	Buy	8/19/20	1,317,246	1,325,155	(7,909)
	New Zealand Dollar	Sell	7/15/20	568,669	522,374	(46,295)
	Norwegian Krone	Sell	9/16/20	385,885	385,355	(530)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	7/15/20	314,434	290,755	(23,679)
	British Pound	Buy	9/16/20	275,202	284,827	(9,625)
	Canadian Dollar	Sell	7/15/20	1,504,771	1,484,491	(20,280)
	Euro	Buy	9/16/20	5,495,787	5,478,404	17,383

22 Putnam VT Diversified Income Fund

FORWARD CURRENCY CONTRACTS at 6/30/20 (aggregate face value $83,908,240) (Unaudited) cont.						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)
JPMorgan Chase Bank N.A. cont.
	Japanese Yen	Buy	8/19/20	$623,470	$624,802	$(1,332)
	New Zealand Dollar	Buy	7/15/20	1,613	1,499	114
	Norwegian Krone	Sell	9/16/20	74,097	76,290	2,193
	Singapore Dollar	Buy	8/19/20	20,740	48,392	(27,652)
	Swedish Krona	Buy	9/16/20	58,756	59,402	(646)
	Swiss Franc	Buy	9/16/20	1,612,465	1,607,667	4,798
NatWest Markets PLC
	British Pound	Buy	9/16/20	182,724	185,662	(2,938)
	Canadian Dollar	Buy	7/15/20	126,552	120,293	6,259
	Euro	Sell	9/16/20	1,929,912	1,925,032	(4,880)
	New Zealand Dollar	Buy	7/15/20	316,988	296,576	20,412
	Norwegian Krone	Buy	9/16/20	111,072	112,145	(1,073)
State Street Bank and Trust Co.
	Australian Dollar	Buy	7/15/20	112,978	148,808	(35,830)
	British Pound	Sell	9/16/20	2,778,300	2,802,750	24,450
	Canadian Dollar	Sell	7/15/20	4,214,138	4,112,823	(101,315)
	Euro	Sell	9/16/20	7,974,097	7,953,630	(20,467)
	Hong Kong Dollar	Sell	8/19/20	3,254,455	3,251,084	(3,371)
	Japanese Yen	Sell	8/19/20	403,616	403,754	138
	New Zealand Dollar	Buy	7/15/20	341,382	243,917	97,465
	Norwegian Krone	Sell	9/16/20	589,501	588,490	(1,011)
	Swedish Krona	Buy	9/16/20	129,211	132,163	(2,952)
	Swiss Franc	Buy	9/16/20	1,498,005	1,494,844	3,161
Toronto-Dominion Bank
	Australian Dollar	Buy	7/15/20	601,952	555,930	46,022
	British Pound	Buy	9/16/20	95,081	96,591	(1,510)
	Canadian Dollar	Sell	7/15/20	1,524,291	1,503,179	(21,112)
	Euro	Sell	9/16/20	1,752,665	1,750,089	(2,576)
	Hong Kong Dollar	Sell	8/19/20	119,899	119,778	(121)
	New Zealand Dollar	Buy	7/15/20	195,665	181,805	13,860
	Swiss Franc	Buy	9/16/20	1,490,388	1,487,332	3,056
UBS AG
	Australian Dollar	Sell	7/15/20	1,001,067	910,914	(90,153)
	British Pound	Sell	9/16/20	549,164	558,087	8,923
	Canadian Dollar	Buy	7/15/20	115,502	120,280	(4,778)
	Euro	Sell	9/16/20	403,223	402,401	(822)
	Hong Kong Dollar	Sell	8/19/20	1,094,475	1,093,374	(1,101)
	Japanese Yen	Buy	8/19/20	1,354,512	1,364,083	(9,571)
	New Zealand Dollar	Buy	7/15/20	2,436,590	2,311,833	124,757
	Norwegian Krone	Sell	9/16/20	771,885	763,734	(8,151)
	Swedish Krona	Buy	9/16/20	778,962	775,480	3,482
WestPac Banking Corp.
	Australian Dollar	Buy	7/15/20	570,964	502,687	68,277
	British Pound	Sell	9/16/20	713,170	724,230	11,060
	Canadian Dollar	Sell	7/15/20	1,197,526	1,176,032	(21,494)
	Euro	Sell	9/16/20	651,932	649,539	(2,393)
	Japanese Yen	Sell	8/19/20	245,071	246,266	1,195
	New Zealand Dollar	Buy	7/15/20	242,904	224,089	18,815
Unrealized appreciation						845,251
Unrealized (depreciation)						(800,300)
Total						$44,951

* The exchange currency for all contracts listed is the United States Dollar.

Putnam VT Diversified Income Fund 23

FUTURES
CONTRACTS
OUTSTANDING	Number			Expira-	Unrealized
at 6/30/20	of	Notional		tion	appreciation/
(Unaudited)	contracts	amount	Value	date	(depreciation)
Euro-Bund 10 yr
(Short)	27	$5,354,646	$5,354,644	Sep-20	$(87,339)
U.S. Treasury
Bond Ultra 30 yr
(Short)	15	3,272,344	3,272,344	Sep-20	26,708
U.S. Treasury
Note 2 yr (Short)	501	110,634,891	110,634,891	Sep-20	(15,800)
U.S. Treasury
Note 5 yr (Short)	62	7,796,016	7,796,016	Sep-20	(17,085)
Unrealized appreciation					26,708
Unrealized (depreciation)					(120,224)
Total					$(93,516)

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/20
(premiums $5,412,012) (Unaudited)
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/ Floating rate	Expiration	Contract
index/Maturity date	date/strike	amount		Value
Barclays Bank PLC
(0.353)/3 month
USD-LIBOR-BBA/Aug-25	Aug-20/0.353	$55,220,300		$178,914
(0.4525)/3 month
USD-LIBOR-BBA/Jul-25	Jul-20/0.4525	63,895,900		401,905
Citibank, N.A.
1.805/3 month
USD-LIBOR-BBA/Jan-31	Jan-21/1.805	4,996,000		2,548
1.865/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	2,578,300		114,116
(1.865)/3 month
USD-LIBOR-BBA/Oct-39	Oct-29/1.865	2,578,300		283,613
(1.805)/3 month
USD-LIBOR-BBA/Jan-31	Jan-21/1.805	4,996,000		556,454
Goldman Sachs International
2.823/3 month
USD-LIBOR-BBA/May-27	May-22/2.823	14,950,100		4,485
1.722/3 month
GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	47,220
(1.722)/3 month
GBP-LIBOR-BBA/Feb-39	Feb-29/1.722	GBP	1,390,800	240,165
JPMorgan Chase Bank N.A.
1.333/3 month
USD-LIBOR-BBA/Jan-24	Jan-23/1.333	$2,897,700		1,391
0.81/3 month
USD-LIBOR-BBA/Jul-30	Jul-20/0.81	4,513,500		5,506
0.74/3 month
USD-LIBOR-BBA/Jul-30	Jul-20/0.74	4,513,500		10,968
(1.333)/3 month
USD-LIBOR-BBA/Jan-24	Jan-23/1.333	2,897,700		30,918
(0.442)/3 month
USD-LIBOR-BBA/Sep-50	Sep-20/0.442	4,837,300		35,941
1.667/6 month
EUR-EURIBOR-Reuters/
Feb-36	Feb-26/1.667	EUR	3,059,700	45,204
(1.07)/3 month
USD-LIBOR-BBA/Mar-32	Mar-27/1.07	$2,242,700		70,802
1.07/3 month
USD-LIBOR-BBA/Mar-32	Mar-27/1.07	2,242,700		71,183
(0.968)/3 month
USD-LIBOR-BBA/Mar-35	Mar-25/0.968	1,407,300		71,716

WRITTEN SWAP OPTIONS OUTSTANDING at 6/30/20
(premiums $5,412,012) (Unaudited) cont.
Counterparty
Fixed Obligation % to receive		Notional/
or (pay)/ Floating rate	Expiration	Contract
index/Maturity date	date/strike	amount		Value
JPMorgan Chase Bank N.A. cont.
0.968/3 month
USD-LIBOR-BBA/Mar-35	Mar-25/0.968	$1,407,300		$80,751
0.794/3 month
USD-LIBOR-BBA/Jul-50	Jul-20/0.794	2,446,000		115,329
(0.83)/3 month
USD-LIBOR-BBA/Oct-21	Oct-20/0.83	19,984,100		121,104
(0.7785)/3 month
USD-LIBOR-BBA/Mar-31	Mar-21/0.7785	12,471,600		320,894
(1.667)/6 month
EUR-EURIBOR-Reuters/
Feb-36	Feb-26/1.667	EUR	3,059,700	568,987
Morgan Stanley & Co. International PLC
2.664/3 month
USD-LIBOR-BBA/May-26	May-21/2.664	$6,407,200		64
3.01/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	1,100,100		11,683
2.97/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	1,100,100		12,002
1.512/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	2,817,200		41,469
(2.97)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/2.97	1,100,100		210,185
(3.01)/3 month
USD-LIBOR-BBA/Feb-36	Feb-26/3.01	1,100,100		213,826
(1.512)/3 month
USD-LIBOR-BBA/Aug-32	Aug-22/1.512	2,817,200		227,686
(2.75)/3 month
USD-LIBOR-BBA/May-49	May-25/2.75	2,490,200		970,232
(3.00)/3 month
USD-LIBOR-BBA/Jan-49	Jan-24/3.00	2,490,200		1,146,139
(3.00)/3 month
USD-LIBOR-BBA/Apr-48	Apr-23/3.00	2,490,200		1,157,146
Toronto-Dominion Bank
(1.17)/3 month
USD-LIBOR-BBA/Mar-55	Mar-25/1.17	202,900		34,710
1.05/3 month
USD-LIBOR-BBA/Mar-27	Mar-25/1.05	5,263,000		39,420
1.17/3 month
USD-LIBOR-BBA/Mar-55	Mar-25/1.17	405,900		52,970
UBS AG
1.9875/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,990,900		89,607
(1.9875)/3 month
USD-LIBOR-BBA/Oct-36	Oct-26/1.9875	2,990,900		340,396
Total				$7,927,649

WRITTEN OPTIONS OUTSTANDING at 6/30/20 (premiums $530,205)
(Unaudited)
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount		Value
Bank of America N.A.
EUR/USD (Call)	Sep-20/$1.19	$6,128,131	EUR	5,454,500	$6,435
EUR/USD (Call)	Nov-20/1.20	6,187,339	EUR	5,507,200	18,506
USD/JPY (Put)	Nov-20/JPY 100.00	4,476,575	$4,476,575		19,052
Barclays Bank PLC
EUR/USD (Call)	Sep-20/$1.19	6,128,131	EUR	5,454,500	6,435

24 Putnam VT Diversified Income Fund

WRITTEN OPTIONS OUTSTANDING at 6/30/20
(premiums $530,205) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount		Value
Credit Suisse International
EUR/CHF (Call)	Dec-20/CHF 1.12	$9,388,415	EUR	8,356,400	$20,288
Goldman Sachs International
EUR/USD (Call)	Nov-20/$1.20	6,187,339	EUR	5,507,200	18,506
USD/JPY (Put)	Nov-20/JPY 100.00	4,476,575	$4,476,575		19,052
JPMorgan Chase Bank N.A.
Uniform
Mortgage-
Backed
Securities 30
yr 2.00% TBA
commitments
(Put)	Aug-20/$102.09	1,000,000	1,000,000		6,560
Uniform
Mortgage-
Backed
Securities 30
yr 2.50% TBA
commitments
(Put)	Aug-20/104.03	41,000,000	41,000,000		143,090
Uniform
Mortgage-
Backed
Securities 30
yr 2.50% TBA
commitments
(Put)	Aug-20/103.56	50,000,000	50,000,000		116,750
Uniform
Mortgage-
Backed
Securities 30
yr 2.50% TBA
commitments
(Put)	Aug-20/103.04	12,000,000	12,000,000		19,968
Uniform
Mortgage-
Backed
Securities 30
yr 2.50% TBA
commitments
(Put)	Aug-20/102.47	12,000,000	12,000,000		14,256

WRITTEN OPTIONS OUTSTANDING at 6/30/20
(premiums $530,205) (Unaudited) cont.
	Expiration	Notional	Contract
Counterparty	date/strike price	amount	amount		Value
JPMorgan Chase Bank N.A. cont.
Uniform
Mortgage-
Backed
Securities 30
yr 2.50% TBA
commitments
(Put)	Jul-20/$103.31	$25,000,000	$25,000,000		$25
Uniform
Mortgage-
Backed
Securities 30
yr 3.00% TBA
commitments
(Put)	Aug-20/104.81	7,000,000	7,000,000		5,537
Uniform
Mortgage-
Backed
Securities 30
yr 3.00% TBA
commitments
(Put)	Aug-20/104.88	6,000,000	6,000,000		5,136
Uniform
Mortgage-
Backed
Securities 30
yr 3.00% TBA
commitments
(Put)	Aug-20/104.84	4,000,000	4,000,000		3,292
UBS AG
EUR/GBP (Call)	Aug-20/GBP 0.94	4,568,263	EUR	4,066,100	6,373
Total					$429,261

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A.
2.2275/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		$17,185,600	$(158,537)	$509,381
1.304/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(235,473)	439,193
1.053/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	(175,251)	213,045
1.275/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		$1,717,500	(223,704)	42,560
(0.925)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	40,053
(0.85)/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	23,888
(0.003)/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	81,219,900	(6,395)	1,369
0.30/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-22/0.30		$15,045,100	(73,721)	(903)
0.003/6 month JPY-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/0.003	JPY	81,219,900	(6,395)	(4,032)
(2.3075)/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$1,288,200	(29,145)	(7,729)
(1.275)/3 month USD-LIBOR-BBA/Mar-50 (Purchased)	Mar-30/1.275		1,717,500	(223,704)	(15,217)
0.85/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.85		1,442,500	(105,303)	(16,012)
0.925/3 month USD-LIBOR-BBA/Mar-40 (Purchased)	Mar-30/0.925		2,832,600	(202,814)	(18,893)

Putnam VT Diversified Income Fund 25

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
Bank of America N.A. cont.
(1.053)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.053	EUR	768,400	$(175,251)	$(53,429)
(1.304)/6 month EUR-EURIBOR-Reuters/Jun-54 (Purchased)	Jun-24/1.304	EUR	1,453,000	(117,737)	(70,146)
2.3075/3 month USD-LIBOR-BBA/Jun-52 (Purchased)	Jun-22/2.3075		$1,288,200	(605,680)	(117,638)
(2.2275)/3 month USD-LIBOR-BBA/May-24 (Purchased)	May-22/2.2275		17,185,600	(158,537)	(156,733)
(0.00)/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.00		15,045,100	40,622	1,053
0.60/3 month USD-LIBOR-BBA/Jun-24 (Written)	Jun-22/0.60		15,045,100	37,613	(1,956)
Barclays Bank PLC
1.11125/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	93,979
(1.11125)/6 month JPY-LIBOR-BBA/Aug-43 (Purchased)	Aug-23/1.11125	JPY	94,062,100	(47,579)	(45,308)
Citibank, N.A.
2.689/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		$725,000	(93,344)	192,176
0.462/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		5,360,500	(51,930)	4,664
0.688/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		758,700	(13,884)	(1,214)
(0.688)/3 month USD-LIBOR-BBA/Nov-30 (Purchased)	Nov-20/0.688		758,700	(13,884)	(2,967)
0.675/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675		3,713,800	(29,432)	(4,939)
(0.462)/3 month USD-LIBOR-BBA/Jun-26 (Purchased)	Jun-21/0.462		5,360,500	(51,930)	(5,950)
(0.675)/3 month USD-LIBOR-BBA/Jul-30 (Purchased)	Jul-20/0.675		3,713,800	(29,432)	(18,903)
(2.689)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.689		725,000	(93,344)	(77,024)
1.245/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	99,728
(1.245)/3 month USD-LIBOR-BBA/Aug-24 (Written)	Aug-22/1.245		12,029,900	110,074	(120,299)
Goldman Sachs International
1.727/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(99,880)	187,244
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	128,292
0.36/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36		7,427,700	(19,498)	(2,674)
(0.36)/3 month USD-LIBOR-BBA/Jul-25 (Purchased)	Jul-20/0.36		7,427,700	(19,498)	(14,707)
(2.13)/3 month USD-LIBOR-BBA/Dec-30 (Purchased)	Dec-20/2.13		3,233,400	(45,672)	(45,332)
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175		596,900	(75,359)	(57,923)
(1.727)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/1.727		1,089,200	(162,835)	(80,906)
0.555/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,360,500	178,232	25,247
(0.555)/6 month EUR-EURIBOR-Reuters/Mar-40 (Written)	Mar-30/0.555	EUR	2,360,500	178,232	(40,523)
JPMorgan Chase Bank N.A.
3.162/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$9,328,700	(1,324,955)	1,497,070
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		2,984,300	(416,683)	1,114,755
1.921/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	308,142
2.032/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		$1,078,500	(124,567)	224,943
2.902/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(112,085)	204,921
2.50/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(69,846)	116,937
1.692/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	8,088
(1.445)/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(1,747)
1.445/6 month AUD-BBR-BBSW/Mar-40 (Purchased)	Mar-30/1.445	AUD	1,311,400	(49,158)	(7,122)
(1.692)/6 month AUD-BBR-BBSW/Jan-35 (Purchased)	Jan-25/1.692	AUD	941,400	(29,371)	(8,082)
(3.162)/3 month USD-LIBOR-BBA/Nov-33 (Purchased)	Nov-20/3.162		$9,328,700	(11,381)	(11,381)
(2.902)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.902		725,000	(77,793)	(64,895)
(2.032)/3 month USD-LIBOR-BBA/Jan-55 (Purchased)	Jan-25/2.032		1,078,500	(124,567)	(65,756)
(2.50)/3 month USD-LIBOR-BBA/Nov-39 (Purchased)	Nov-29/2.50		1,208,400	(125,674)	(86,969)
(1.921)/6 month EUR-EURIBOR-Reuters/Oct-48 (Purchased)	Oct-28/1.921	EUR	979,500	(125,262)	(97,656)
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325		$2,984,300	(416,683)	(400,911)
3.229/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		9,328,700	102,336	71,271
1.232/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	8,024
1.168/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	2,938
1.204/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	1,382

26 Putnam VT Diversified Income Fund

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
Counterparty			Notional/	Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration		Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike		amount	(payable)	(depreciation)
JPMorgan Chase Bank N.A. cont.
2.975/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		$9,328,700	$933	$933
(1.204)/3 month USD-LIBOR-BBA/Jun-40 (Written)	Jun-30/1.204		1,518,600	113,212	(5,923)
(1.168)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.168		2,144,200	137,979	(6,626)
(1.232)/3 month USD-LIBOR-BBA/Jun-37 (Written)	Jun-27/1.232		1,915,100	123,045	(12,142)
(2.975)/3 month USD-LIBOR-BBA/Nov-23 (Written)	Nov-20/2.975		9,328,700	359,901	(408,131)
(3.229)/3 month USD-LIBOR-BBA/Nov-33 (Written)	Nov-23/3.229		9,328,700	1,058,807	(1,035,952)
Morgan Stanley & Co. International PLC
3.27/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	477,308
1.5775/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		12,402,800	(68,339)	269,885
2.505/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(78,010)	180,982
2.764/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		4,033,600	(787,285)	38,440
(2.764)/3 month USD-LIBOR-BBA/Feb-31 (Purchased)	Feb-21/2.764		4,033,600	(6,612)	(6,454)
(1.5775)/3 month USD-LIBOR-BBA/Sep-22 (Purchased)	Sep-20/1.5775		12,402,800	(68,339)	(68,339)
(2.505)/3 month USD-LIBOR-BBA/Nov-49 (Purchased)	Nov-24/2.505		725,000	(111,070)	(91,082)
(3.27)/3 month USD-LIBOR-BBA/Oct-53 (Purchased)	Oct-23/3.27		948,300	(108,201)	(99,477)
2.39/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		5,588,400	294,229	230,522
(0.005)/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	79,868,000	4,651	2,774
0.005/6 month JPY-LIBOR-BBA/Nov-30 (Written)	Nov-20/0.005	JPY	79,868,000	4,651	(1,694)
(2.39)/3 month USD-LIBOR-BBA/Jun-34 (Written)	Jun-24/2.39		$5,588,400	294,229	(527,545)
UBS AG
1.6125/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		2,817,200	(77,276)	168,271
1.175/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	64,121
0.8925/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,388,300	(50,632)	8,478
(0.902)/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		955,300	(53,449)	4,920
(0.983)/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	4,235
0.762/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	1,677
(0.87)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		$7,960,900	(53,696)	239
0.983/3 month USD-LIBOR-BBA/Apr-32 (Purchased)	Apr-30/0.983		3,184,300	(50,471)	(6,050)
0.87/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-27/0.87		7,960,900	(53,696)	(6,369)
0.902/3 month USD-LIBOR-BBA/Apr-35 (Purchased)	Apr-25/0.902		955,300	(53,449)	(7,404)
(0.762)/3 month GBP-LIBOR-BBA/Aug-39 (Purchased)	Aug-29/0.762	GBP	575,800	(53,104)	(12,743)
(0.8925)/3 month USD-LIBOR-BBA/Apr-28 (Purchased)	Apr-23/0.8925		$2,388,300	(50,632)	(17,100)
(1.175)/3 month GBP-LIBOR-BBA/Jan-40 (Purchased)	Jan-30/1.175	GBP	1,344,800	(122,248)	(40,242)
(1.6125)/3 month USD-LIBOR-BBA/Aug-34 (Purchased)	Aug-24/1.6125		$2,817,200	(206,008)	(126,859)
1.30/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		5,986,600	177,837	170,618
1.01/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	1,613,800	113,713	41,049
0.43/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	5,945
0.958/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,910,600	50,774	688
(0.43)/6 month EUR-EURIBOR-Reuters/Aug-39 (Written)	Aug-29/0.43	EUR	535,600	42,938	(824)
(0.958)/3 month USD-LIBOR-BBA/May-30 (Written)	May-25/0.958		$1,910,600	50,774	(1,433)
(1.01)/6 month EUR-EURIBOR-Reuters/Jan-40 (Written)	Jan-30/1.01	EUR	1,613,800	113,713	(90,347)
(1.30)/3 month USD-LIBOR-BBA/Aug-26 (Written)	Aug-21/1.30		$5,986,600	47,858	(214,558)
Unrealized appreciation					7,231,428
Unrealized (depreciation)					(4,513,170)
Total					$2,718,258

TBA SALE COMMITMENTS OUTSTANDING at 6/30/20	Principal	Settlement
(proceeds receivable $35,576,758) (Unaudited)	amount	date	Value
Uniform Mortgage-Backed Securities, 3.00%, 7/1/50	$29,000,000	7/14/20	$30,544,024
Uniform Mortgage-Backed Securities, 2.50%, 7/1/50	4,000,000	7/14/20	4,170,625
Uniform Mortgage-Backed Securities, 2.00%, 7/1/50	1,000,000	7/14/20	1,023,359
Total			$35,738,008

Putnam VT Diversified Income Fund 27

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$1,580,000	$988,243	$(54)	11/8/48	3 month USD-LIBOR-BBA —	3.312% — Semiannually	$994,455
				Quarterly
7,462,900	1,732,057	(164,749)	12/3/29	3 month USD-LIBOR-BBA —	3.096% — Semiannually	1,583,322
				Quarterly
686,100	31,789 E	(4)	2/2/24	3 month USD-LIBOR-BBA —	2.5725% — Semiannually	31,785
				Quarterly
1,775,800	80,698 E	(10)	2/2/24	2.528% — Semiannually	3 month USD-LIBOR-	(80,708)
					BBA — Quarterly
1,343,300	242,471	(18)	2/13/29	2.6785% — Semiannually	3 month USD-LIBOR-	(255,489)
					BBA — Quarterly
3,717,300	257,509 E	(752)	12/2/23	3 month USD-LIBOR-BBA —	2.536% — Semiannually	256,756
				Quarterly
1,285,100	59,478 E	(220)	2/2/24	3 month USD-LIBOR-BBA —	2.57% — Semiannually	59,259
				Quarterly
571,969	119,710	(8)	3/5/30	3 month USD-LIBOR-BBA —	2.806% — Semiannually	124,738
				Quarterly
1,099,300	213,942	(16)	3/16/30	2.647% — Semiannually	3 month USD-LIBOR-	(222,298)
					BBA — Quarterly
885,600	410,501 E	(30)	3/28/52	2.67% — Semiannually	3 month USD-LIBOR-	(410,531)
					BBA — Quarterly
2,315,300	95,004 E	(13)	2/2/24	3 month USD-LIBOR-BBA —	2.3075% — Semiannually	94,991
				Quarterly
3,398,600	140,162 E	(19)	2/9/24	3 month USD-LIBOR-BBA —	2.32% — Semiannually	140,143
				Quarterly
1,061,300	510,015 E	(36)	11/29/53	2.793% — Semiannually	3 month USD-LIBOR-	(510,051)
					BBA — Quarterly
700,900	90,875 E	(16)	11/20/39	3 month USD-LIBOR-BBA —	2.55% — Semiannually	90,860
				Quarterly
2,674,400	399,301 E	(38)	12/7/30	2.184% — Semiannually	3 month USD-LIBOR-	(399,339)
					BBA — Quarterly
1,684,700	114,937 E	(19)	6/5/29	3 month USD-LIBOR-BBA —	2.2225% — Semiannually	114,918
				Quarterly
140,900	51,140 E	(5)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-	(51,145)
					BBA — Quarterly
3,209,200	452,167	(45)	6/22/30	2.0625% — Semiannually	3 month USD-LIBOR-	(453,621)
					BBA — Quarterly
726,700	95,581 E	(10)	7/6/30	1.9665% — Semiannually	3 month USD-LIBOR-	(95,591)
					BBA — Quarterly
742,900	257,768 E	(25)	7/5/52	2.25% — Semiannually	3 month USD-LIBOR-	(257,794)
					BBA — Quarterly
3,162,000	93,320 E	(18)	2/7/24	1.733% — Semiannually	3 month USD-LIBOR-	(93,338)
					BBA — Quarterly
774,100	103,304 E	(11)	1/22/31	2.035% — Semiannually	3 month USD-LIBOR-	(103,315)
					BBA — Quarterly
2,426,700	853,087 E	(83)	7/22/52	2.2685% — Semiannually	3 month USD-LIBOR-	(853,170)
					BBA — Quarterly
1,032,500	264,783 E	(35)	8/8/52	1.9185% — Semiannually	3 month USD-LIBOR-	(264,818)
					BBA — Quarterly
4,473,000	217,352	(42)	9/18/24	1.43125% — Semiannually	3 month USD-LIBOR-	(235,214)
					BBA — Quarterly
4,473,000	216,176	(42)	9/18/24	1.425% — Semiannually	3 month USD-LIBOR-	(233,957)
					BBA — Quarterly
1,380,600	243,802 E	(47)	9/12/52	1.626% — Semiannually	3 month USD-LIBOR-	(243,849)
					BBA — Quarterly
2,462,300	147,768	31,864	3/18/25	1.58% — Semiannually	3 month USD-LIBOR-	(126,761)
					BBA — Quarterly
985,000	104,922	2,200	3/18/30	3 month USD-LIBOR-BBA —	1.73% — Semiannually	111,888
				Quarterly
970,000	115,390 E	(14)	12/21/30	3 month USD-LIBOR-BBA —	1.88% — Semiannually	115,376
				Quarterly

28 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$6,062,600	$619,416	$(13,014)	1/28/30	3 month USD-LIBOR-BBA —	1.698% — Semiannually	$640,591
				Quarterly
118,200	31,946 E	(4)	1/16/55	2.032% — Semiannually	3 month USD-LIBOR-	(31,950)
					BBA — Quarterly
2,453,000	267,242	(817)	1/16/30	1.771% — Semiannually	3 month USD-LIBOR-	(281,879)
					BBA — Quarterly
4,515,800	484,369	(60)	1/31/30	1.7505% — Semiannually	3 month USD-LIBOR-	(511,455)
					BBA — Quarterly
3,548,100	379,732	(47)	1/31/30	1.748% — Semiannually	3 month USD-LIBOR-	(400,976)
					BBA — Quarterly
8,063,900	817,139	(13,009)	1/31/30	3 month USD-LIBOR-BBA —	1.688% — Semiannually	850,290
				Quarterly
31,422,010	2,638,506	(145,259)	3/18/27	3 month USD-LIBOR-BBA —	1.70% — Semiannually	2,642,587
				Quarterly
65,300	16,685 E	(2)	1/24/55	3 month USD-LIBOR-BBA —	1.977% — Semiannually	16,683
				Quarterly
4,445,600	363,188	(30,178)	2/18/30	1.4765% — Semiannually	3 month USD-LIBOR-	(415,520)
					BBA — Quarterly
527,900	43,809 E	(18)	3/4/52	1.265% — Semiannually	3 month USD-LIBOR-	(43,827)
					BBA — Quarterly
831,400	33,600 E	(12)	3/4/31	3 month USD-LIBOR-BBA —	1.101% — Semiannually	33,588
				Quarterly
24,211,500	106,966 E	(91)	9/8/21	0.68% — Semiannually	3 month USD-LIBOR-	(107,058)
					BBA — Quarterly
52,366,500	180,455 E	(197)	10/15/21	0.571% — Semiannually	3 month USD-LIBOR-	(180,652)
					BBA — Quarterly
2,990,500	99,957 E	(102)	1/27/47	3 month USD-LIBOR-BBA —	1.27% — Semiannually	99,855
				Quarterly
252,600	8,701 E	(9)	3/7/50	1.275% — Semiannually	3 month USD-LIBOR-	(8,709)
					BBA — Quarterly
610,000	14,400 E	(21)	3/10/52	0.8725% — Semiannually	3 month USD-LIBOR-	14,379
					BBA — Quarterly
623,100	41,002 E	(21)	3/11/52	0.717% — Semiannually	3 month USD-LIBOR-	40,981
					BBA — Quarterly
1,046,400	24,597 E	(15)	3/17/32	3 month USD-LIBOR-BBA —	1.03% — Semiannually	24,582
				Quarterly
86,591,000	303,934	102,935	6/17/22	0.40% — Semiannually	3 month USD-LIBOR-	(204,401)
					BBA — Quarterly
39,423,000	641,649	353,880	6/17/25	0.65% — Semiannually	3 month USD-LIBOR-	(293,150)
					BBA — Quarterly
10,529,000	51,276	(79,269)	6/17/50	3 month USD-LIBOR-BBA —	0.90% — Semiannually	(128,085)
				Quarterly
9,718,000	207,324	(135,474)	6/17/30	3 month USD-LIBOR-BBA —	0.85% — Semiannually	73,933
				Quarterly
403,700	103 E	(5)	3/24/32	3 month USD-LIBOR-BBA —	1.07% — Semiannually	(108)
				Quarterly
2,051,000	52,532	35,248	4/22/30	0.895% — Semiannually	3 month USD-LIBOR-	(16,425)
					BBA — Quarterly
5,085,000	47,591	50,783	4/22/30	0.7275% — Semiannually	3 month USD-LIBOR-	6,954
					BBA — Quarterly
228,700	1,436 E	(3)	3/24/35	3 month USD-LIBOR-BBA —	0.968% — Semiannually	(1,439)
				Quarterly
6,061,000	29,753	(80)	4/20/30	0.6814% — Semiannually	3 month USD-LIBOR-	(24,218)
					BBA — Quarterly
2,201,100	12,912	(29)	4/22/30	3 month USD-LIBOR-BBA —	0.6915% — Semiannually	11,102
				Quarterly
1,811,000	6,349	(24)	4/24/30	3 month USD-LIBOR-BBA —	0.66726% —	5,084
				Quarterly	Semiannually
1,811,000	5,775	(24)	4/24/30	3 month USD-LIBOR-BBA —	0.664% — Semiannually	4,499
				Quarterly

Putnam VT Diversified Income Fund 29

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront				Unrealized
		premium	Termination	Payments	Payments	appreciation/
Notional amount	Value	received (paid)	date	made by fund	received by fund	(depreciation)
$2,882,000	$13,107	$(38)	4/24/30	0.678% — Semiannually	3 month USD-LIBOR-	$(11,228)
					BBA — Quarterly
2,882,000	12,600	(38)	4/24/30	0.67619% — Semiannually	3 month USD-LIBOR-	(10,711)
					BBA — Quarterly
1,162,600	936 E	(16)	4/25/32	0.7925% — Semiannually	3 month USD-LIBOR-	919
					BBA — Quarterly
1,611,000	55,802	(55)	4/28/50	0.7925% — Semiannually	3 month USD-LIBOR-	56,053
					BBA — Quarterly
4,370,300	166,299	(11,696)	4/28/50	0.78% — Semiannually	3 month USD-LIBOR-	155,529
					BBA — Quarterly
36,797,000	54,239	(139)	5/4/22	0.3175% — Semiannually	3 month USD-LIBOR-	(39,906)
					BBA — Quarterly
3,557,000	13,879	(29)	5/11/25	3 month USD-LIBOR-BBA —	0.399% — Semiannually	13,566
				Quarterly
3,557,000	14,224	(29)	5/11/25	3 month USD-LIBOR-BBA —	0.401% — Semiannually	13,921
				Quarterly
3,557,000	14,658	(29)	5/11/25	3 month USD-LIBOR-BBA —	0.4035% — Semiannually	14,367
				Quarterly
3,557,000	14,331	(29)	5/11/25	3 month USD-LIBOR-BBA —	0.4016% — Semiannually	14,031
				Quarterly
3,557,000	14,018	(29)	5/11/25	3 month USD-LIBOR-BBA —	0.3998% — Semiannually	13,709
				Quarterly
3,557,000	13,424	(29)	5/11/25	3 month USD-LIBOR-BBA —	0.39637% —	13,098
				Quarterly	Semiannually
3,557,000	13,253	(29)	5/11/25	3 month USD-LIBOR-BBA —	0.39537% —	12,922
				Quarterly	Semiannually
3,862,000	79,588	(132)	5/12/50	0.84292% — Semiannually	3 month USD-LIBOR-	77,357
					BBA — Quarterly
1,542,000	6,430	(20)	5/14/30	0.6732% — Semiannually	3 month USD-LIBOR-	(6,934)
					BBA — Quarterly
1,514,000	2,263	(20)	5/15/30	0.615% — Semiannually	3 month USD-LIBOR-	1,829
					BBA — Quarterly
1,514,000	1,599	(20)	5/15/30	0.6195% — Semiannually	3 month USD-LIBOR-	1,156
					BBA — Quarterly
55,220,300	52,791 E	(521)	8/17/25	3 month USD-LIBOR-BBA —	0.353% — Semiannually	52,269
				Quarterly
26,086,000	14,895	(98)	5/18/22	3 month USD-LIBOR-BBA —	0.2595% — Semiannually	10,587
				Quarterly
3,825,200	4,039	19	5/19/30	0.62% — Semiannually	3 month USD-LIBOR-	3,030
					BBA — Quarterly
29,168,000	94,300	(4,655)	5/21/25	0.385% — Semiannually	3 month USD-LIBOR-	(99,005)
					BBA — Quarterly
9,251,500	30,308	(75)	5/21/25	0.38588% — Semiannually	3 month USD-LIBOR-	(30,407)
					BBA — Quarterly
5,227,000	9,639	(69)	5/26/30	3 month USD-LIBOR-BBA —	0.6505% — Semiannually	10,996
				Quarterly
6,405,700	11,498	1,231	5/26/30	0.65% — Semiannually	3 month USD-LIBOR-	(12,013)
					BBA — Quarterly
9,901,000	22,337	(80)	6/2/25	0.3665% — Semiannually	3 month USD-LIBOR-	(22,596)
					BBA — Quarterly
20,702,000	6,894	(78)	6/4/22	3 month USD-LIBOR-BBA —	0.242% — Semiannually	5,442
				Quarterly
4,867,900	23,492 E	(46)	8/10/25	3 month USD-LIBOR-BBA —	0.429% — Semiannually	23,447
				Quarterly
3,675,000	46,831	(49)	6/8/30	0.7625% — Semiannually	3 month USD-LIBOR-	(47,924)
					BBA — Quarterly
8,677,000	63,047	(70)	6/9/25	0.468% — Semiannually	3 month USD-LIBOR-	(63,940)
					BBA — Quarterly
5,302,000	46,742	(17,236)	6/15/25	3 month USD-LIBOR-BBA —	0.50% — Semiannually	29,946
				Quarterly

30 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
	$1,004,000	$77,664	$34,450	6/15/50	1.20% — Semiannually	3 month USD-LIBOR-	$(43,610)
						BBA — Quarterly
	4,403,000	114,086	(58)	6/10/30	0.8963% — Semiannually	3 month USD-LIBOR-	(115,651)
						BBA — Quarterly
	8,000	196 E	197	9/16/30	0.90% — Semiannually	3 month USD-LIBOR-	1
						BBA — Quarterly
	6,967,000	45,028	(56)	6/11/25	3 month USD-LIBOR-BBA —	0.452% — Semiannually	45,503
					Quarterly
	1,709,900	17,839 E	(24)	8/12/30	0.75% — Semiannually	3 month USD-LIBOR-	(17,864)
						BBA — Quarterly
	2,539,000	8,457	(34)	6/15/30	3 month USD-LIBOR-BBA —	0.6675% — Semiannually	8,823
					Quarterly
	2,539,000	8,666	(34)	6/15/30	3 month USD-LIBOR-BBA —	0.66833% —	9,032
					Quarterly	Semiannually
	2,539,000	8,709	(34)	6/15/30	3 month USD-LIBOR-BBA —	0.6685% — Semiannually	9,076
					Quarterly
	4,630,000	40,614	(61)	6/19/30	0.723% — Semiannually	3 month USD-LIBOR-	(41,304)
						BBA — Quarterly
	202,300	2,154 E	(4)	6/21/37	3 month USD-LIBOR-BBA —	1.232% — Semiannually	2,150
					Quarterly
	161,800	910 E	(3)	6/20/40	3 month USD-LIBOR-BBA —	1.204% — Semiannually	907
					Quarterly
	1,410,200	3,448 E	(13)	8/25/25	0.3845% — Semiannually	3 month USD-LIBOR-	(3,461)
						BBA — Quarterly
	203,700	933 E	(4)	6/28/37	3 month USD-LIBOR-BBA —	1.168% — Semiannually	929
					Quarterly
	16,701,400	23,065	(135)	6/30/25	3 month USD-LIBOR-BBA —	0.352% — Semiannually	22,950
					Quarterly
	16,744,600	11,889	(135)	7/1/25	3 month USD-LIBOR-BBA —	0.338% — Semiannually	11,753
					Quarterly
AUD	9,492,000	56,091	(24)	10/30/21	0.80% — Quarterly	3 month AUD-BBR-	(63,148)
						BBSW — Quarterly
AUD	1,968,000	61,970	(18)	10/30/29	6 month AUD-BBR-BBSW —	1.305% — Semiannually	64,372
					Semiannually
AUD	9,518,000	57,112	(24)	10/30/21	0.81% — Quarterly	3 month AUD-BBR-	(64,296)
						BBSW — Quarterly
AUD	1,968,000	64,456	(18)	10/30/29	6 month AUD-BBR-BBSW —	1.325% — Semiannually	66,903
					Semiannually
AUD	53,800	992 E	(1)	1/30/35	1.692% — Semiannually	6 month AUD-BBR-	(992)
						BBSW — Semiannually
AUD	181,000	651 E	(2)	3/5/35	1.47% — Semiannually	6 month AUD-BBR-	(653)
						BBSW — Semiannually
AUD	67,200	69 E	(1)	3/25/35	1.4025% — Semiannually	6 month AUD-BBR-	69
						BBSW — Semiannually
AUD	104,900	319 E	(1)	3/28/40	1.445% — Semiannually	6 month AUD-BBR-	317
						BBSW — Semiannually
AUD	391,500	7,786 E	(5)	4/1/40	1.1685% — Semiannually	6 month AUD-BBR-	7,782
						BBSW — Semiannually
AUD	8,571,000	42,912 E	(62)	4/29/30	6 month AUD-BBR-BBSW —	1.4275% — Semiannually	42,850
					Semiannually
AUD	7,569,000	27,888	(42)	6/5/25	6 month AUD-BBR-BBSW —	0.525% — Semiannually	28,981
					Semiannually
AUD	3,963,000	30,937 E	(20,967)	9/16/30	6 month AUD-BBR-BBSW —	1.00% — Semiannually	9,970
					Semiannually
CAD	17,840,000	157,296	(50)	8/15/21	3 month CAD-BA-CDOR —	1.61% — Semiannually	163,364
					Semiannually
CAD	5,942,500	169,201	(42)	9/18/24	3 month CAD-BA-CDOR —	1.638% — Semiannually	172,841
					Semiannually
CAD	5,942,500	167,739	(42)	9/18/24	3 month CAD-BA-CDOR —	1.63% — Semiannually	171,281
					Semiannually

Putnam VT Diversified Income Fund 31

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
CAD	8,732,000	$113,131	$(25)	2/24/22	3 month CAD-BA-CDOR —	1.621% — Semiannually	$114,853
					Semiannually
CAD	1,840,000	75,916	(18)	2/24/30	1.60% — Semiannually	3 month CAD-BA-CDOR —	(76,225)
						Semiannually
CAD	1,710,000	76,771	(42)	3/11/50	3 month CAD-BA-CDOR —	1.134% — Semiannually	(75,691)
					Semiannually
CAD	3,405,000	26,618 E	(32,158)	9/16/30	3 month CAD-BA-CDOR —	1.150% — Semiannually	(5,540)
					Semiannually
CAD	1,840,000	7,872	(18)	6/10/30	1.0775% — Semiannually	3 month CAD-BA-CDOR —	(8,030)
						Semiannually
CHF	2,639,000	31,614	(22)	8/9/24	0.8475% plus 6 month CHF-	—	(45,308)
					LIBOR-BBA — Semiannually
CHF	1,283,000	10,709	(10)	9/13/24	0.765% plus 6 month CHF-	—	(15,537)
					LIBOR-BBA — Semiannually
CHF	880,000	8,456 E	(543)	9/16/30	—	0.20% plus 6 month	(8,999)
						CHF-LIBOR-BBA —
						Semiannually
CZK	76,657,000	357,318	(45)	3/19/29	1.948% — Annually	6 month CZK-PRIBOR —	(358,421)
						Semiannually
CZK	73,214,000	101,060	(26)	8/9/24	6 month CZK-PRIBOR —	1.28% — Annually	110,563
					Semiannually
CZK	78,429,000	7,495	(26)	5/6/25	6 month CZK-PRIBOR —	0.555% — Annually	5,990
					Semiannually
EUR	347,600	174,645 E	(13)	11/29/58	1.484% — Annually	6 month EUR-	(174,658)
						EURIBOR-REUTERS —
						Semiannually
EUR	472,900	213,672	(18)	2/19/50	6 month EUR-EURIBOR-	1.354% — Annually	216,916
					REUTERS — Semiannually
EUR	522,000	221,002	(20)	3/11/50	1.267% — Annually	6 month EUR-	(223,998)
						EURIBOR-REUTERS —
						Semiannually
EUR	528,600	213,912	(20)	3/12/50	1.2115% — Annually	6 month EUR-	(216,850)
						EURIBOR-REUTERS —
						Semiannually
EUR	653,200	242,606	(26)	3/26/50	1.113% — Annually	6 month EUR-	(245,337)
						EURIBOR-REUTERS —
						Semiannually
EUR	636,800	288,953 E	(24)	11/29/58	6 month EUR-EURIBOR-	1.343% — Annually	288,929
					REUTERS — Semiannually
EUR	679,000	236,905	(26)	2/19/50	1.051% — Annually	6 month EUR-	(240,786)
						EURIBOR-REUTERS —
						Semiannually
EUR	503,000	174,968 E	(19)	6/7/54	1.054% — Annually	6 month EUR-	(174,987)
						EURIBOR-REUTERS —
						Semiannually
EUR	458,800	137,088	(18)	2/19/50	0.9035% — Annually	6 month EUR-	(139,437)
						EURIBOR-REUTERS —
						Semiannually
EUR	307,000	80,938	(12)	2/21/50	0.80% — Annually	6 month EUR-	(82,361)
						EURIBOR-REUTERS —
						Semiannually
EUR	1,018,300	156,126 E	(39)	8/8/54	0.49% — Annually	6 month EUR-	(156,165)
						EURIBOR-REUTERS —
						Semiannually
EUR	614,700	34,395 E	(23)	6/6/54	6 month EUR-EURIBOR-	0.207% — Annually	34,372
					REUTERS — Semiannually
EUR	864,500	61,404	(33)	2/19/50	0.233% — Annually	6 month EUR-	(63,491)
						EURIBOR-REUTERS —
						Semiannually
EUR	3,959,000	7,054	(35)	10/11/24	—	0.4047% plus 6 month	17,938
						EUR-EURIBOR-
						REUTERS — Semiannually
EUR	3,365,700	652,943	(127)	2/19/50	6 month EUR-EURIBOR-	0.595% — Annually	665,730
					REUTERS — Semiannually

32 Putnam VT Diversified Income Fund

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
EUR	4,616,000	$107,087 E	$(57)	1/27/30	6 month EUR-EURIBOR-	0.352% — Annually	$107,030
					REUTERS — Semiannually
EUR	401,600	12,486 E	(15)	3/4/54	0.134% — Annually	6 month EUR-	(12,501)
						EURIBOR-REUTERS —
						Semiannually
EUR	189,700	17,738 E	(7)	3/13/54	—	0.2275% plus	17,731
						6 month EUR-
						EURIBOR-REUTERS —
						Semiannually
EUR	4,735,000	38,467 E	(57)	4/30/30	0.11475% — Annually	6 month EUR-	(38,525)
						EURIBOR-REUTERS —
						Semiannually
EUR	1,164,500	4,757 E	(25)	5/13/40	6 month EUR-EURIBOR-	0.276% — Annually	(4,782)
					REUTERS — Semiannually
EUR	2,312,000	20,450 E	(36)	6/3/32	6 month EUR-EURIBOR-	0.024% — Annually	20,414
					REUTERS — Semiannually
EUR	781,000	17,843 E	(30)	6/3/52	0.10% — Annually	6 month EUR-	(17,873)
						EURIBOR-REUTERS —
						Semiannually
EUR	642,000	10,461 E	(10)	8/15/29	0.05644% plus 6 month	—	10,451
					EUR-EURIBOR-REUTERS —
					Semiannually
EUR	6,055,000	84,858 E	43,288	9/16/30	—	0.05% plus 6 month EUR-	(41,571)
						EURIBOR-REUTERS —
						Semiannually
EUR	1,283,000	16,433 E	(19)	8/15/29	0.09037% plus 6 month	—	16,413
					EUR-EURIBOR-REUTERS —
					Semiannually
EUR	1,275,000	10,454 E	(19)	8/15/29	0.13523% plus 6 month	—	10,435
					EUR-EURIBOR-REUTERS —
					Semiannually
EUR	550,400	247 E	(12)	6/24/40	0.315% — Annually	6 month EUR-	(259)
						EURIBOR-REUTERS —
						Semiannually
EUR	1,286,000	22,814 E	(19)	8/15/29	0.04236% plus 6 month	—	22,794
					EUR-EURIBOR-REUTERS —
					Semiannually
GBP	5,368,000	88,192 E	(39)	1/10/24	6 month GBP-LIBOR-BBA —	0.855% — Semiannually	88,153
					Semiannually
GBP	5,420,000	84,654 E	(49)	1/10/26	0.965% — Semiannually	6 month GBP-LIBOR-	(84,703)
						BBA — Semiannually
GBP	10,114,000	151,314 E	(74)	1/13/24	6 month GBP-LIBOR-BBA —	0.795% — Semiannually	151,241
					Semiannually
GBP	10,269,000	149,854 E	(93)	1/15/26	0.926% — Semiannually	6 month GBP-LIBOR-	(149,947)
						BBA — Semiannually
GBP	992,000	10,872 E	(4,029)	9/16/30	0.20% — Annually	Sterling Overnight	(14,902)
						Index Average — Annually
JPY	39,192,500	31,208 E	(11)	8/29/43	0.7495% — Semiannually	6 month JPY-LIBOR-	(31,219)
						BBA — Semiannually
JPY	49,066,800	10,955 E	(15)	8/29/43	0.194% — Semiannually	6 month JPY-LIBOR-	10,941
						BBA — Semiannually
NOK	49,767,000	233,498	(47)	7/1/24	1.735% — Annually	6 month NOK-NIBOR-	(275,121)
						NIBR — Semiannually
NOK	26,102,000	224,951	(41)	7/1/29	6 month NOK-NIBOR-NIBR —	1.82% — Annually	249,094
					Semiannually
NOK	17,117,000	14,104 E	11,079	9/16/30	1.00% — Annually	6 month NOK-NIBOR-	(3,025)
						NIBR — Semiannually
NOK	25,412,000	4,560	(21)	6/29/25	0.6925% — Annually	6 month NOK-NIBOR-	(4,511)
						NIBR — Semiannually
NZD	2,610,000	10,171	(13)	5/15/25	0.215% — Semiannually	3 month NZD-BBR-FRA —	10,275
						Quarterly

Putnam VT Diversified Income Fund 33

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
			Upfront				Unrealized
			premium	Termination	Payments	Payments	appreciation/
Notional amount		Value	received (paid)	date	made by fund	received by fund	(depreciation)
NZD	1,318,000	$10,801	$(11)	5/15/30	3 month NZD-BBR-FRA —	0.595% — Semiannually	$(10,464)
					Quarterly
NZD	1,289,000	2,613	(11)	6/5/30	3 month NZD-BBR-FRA —	0.76125% —	2,873
					Quarterly	Semiannually
NZD	2,539,000	1,399	(13)	6/5/25	0.36% — Semiannually	3 month NZD-BBR-FRA —	(1,476)
						Quarterly
NZD	1,810,000	16,292 E	2,191	9/16/30	0.90% — Semiannually	3 month NZD-BBR-FRA —	(14,102)
						Quarterly
SEK	12,766,000	611	(17)	3/3/30	0.286% — Annually	3 month SEK-STIBOR-	(1,672)
						SIDE — Quarterly
SEK	63,476,000	6,798	(25)	3/3/22	3 month SEK-STIBOR-SIDE —	0.06% — Annually	7,121
					Quarterly
SEK	20,261,000	41,619 E	19,362	9/16/30	0.50% — Annually	3 month SEK-STIBOR-	(22,248)
						SIDE — Quarterly
Total			$9,115				$450,678

E Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC
$505,522	$503,483	$—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	$(1,104)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
88,062	87,707	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	(192)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
76,132	75,825	—	1/12/40	4.00% (1 month USD-	Synthetic MBX Index	(166)
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
414,599	412,775	—	1/12/40	4.50% (1 month USD-	Synthetic MBX Index	(970)
				LIBOR) — Monthly	4.50% 30 year Fannie Mae
					pools — Monthly
6,674,792	6,658,165	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(1,677)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
804,573	802,565	—	1/12/40	5.00% (1 month USD-	Synthetic MBX Index	(202)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
98,423	98,174	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(25)
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
255,539	256,221	—	1/12/39	(6.00%) 1 month USD-	Synthetic MBX Index	(1,349)
				LIBOR — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
4,354,325	4,375,547	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(33,058)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
70,866	70,052	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(141)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
52,253	52,416	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	893
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
42,450	43,040	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(1,199)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
92,424	91,653	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(667)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly

34 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Barclays Bank PLC cont.
$48,921	$48,273	$—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	$31
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
37,352	36,857	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	24
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
29,438	29,048	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	19
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
39,908	39,882	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	492
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
70,091	69,634	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	448
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
10,055	9,989	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	64
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
6,239	6,198	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	40
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Citibank, N.A.
623,462	621,909	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(157)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
398,403	397,411	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(100)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
241,425	240,823	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(61)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
Credit Suisse International
261,849	261,197	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	(66)
				LIBOR) — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
126,873	125,191	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	81
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
66,518	65,637	—	1/12/41	5.00% (1 month USD-	Synthetic MBX Index	42
				LIBOR) — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
90,492	89,453	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	181
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
81,682	80,540	—	1/12/45	3.50% (1 month USD-	Synthetic TRS Index	77
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
51,852	51,197	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	44
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
47,024	46,484	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	94
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
37,760	37,326	—	1/12/43	3.50% (1 month USD-	Synthetic TRS Index	75
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
33,821	33,394	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	29
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
25,952	25,624	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	22
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly

Putnam VT Diversified Income Fund 35

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Credit Suisse International cont.
$206,219	$204,539	$—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	$1,543
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
84,484	83,796	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	632
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
65,060	64,517	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(470)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
71,682	71,083	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(518)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
68,035	67,133	—	1/12/41	5.00% (1 month USD-	Synthetic TRS Index 5.00%	43
				LIBOR) — Monthly	30 year Ginnie Mae II
					pools — Monthly
Deutsche Bank AG
295,987	297,430	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(2,247)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
Goldman Sachs International
13,319	13,384	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(101)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
35,492	35,665	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(269)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
77,872	78,251	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(591)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
144,738	145,443	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,099)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
173,664	174,510	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,318)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
207,299	208,309	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(1,574)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
283,987	285,371	—	1/12/38	(6.50%) 1 month USD-	Synthetic MBX Index	(2,156)
				LIBOR — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
72,077	70,848	—	1/12/44	(3.00%) 1 month USD-	Synthetic TRS Index	278
				LIBOR — Monthly	3.00% 30 year Fannie Mae
					pools — Monthly
106,987	105,635	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	91
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
85,412	84,333	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	72
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
52,425	51,763	—	1/12/44	3.50% (1 month USD-	Synthetic TRS Index	44
				LIBOR) — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
66,343	65,582	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(132)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
168,878	169,405	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	2,885
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly

36 Putnam VT Diversified Income Fund

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
Goldman Sachs International cont.
$150,896	$149,666	$—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	$1,129
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
145,984	146,439	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	2,494
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
129,695	130,100	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	2,216
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
129,695	130,100	—	1/12/42	4.00% (1 month USD-	Synthetic TRS Index	2,216
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
83,853	83,170	—	1/12/45	4.00% (1 month USD-	Synthetic TRS Index	627
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
238,277	241,589	—	1/12/41	(4.00%) 1 month USD-	Synthetic TRS Index	(6,733)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
95,159	94,364	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(687)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
73,287	73,239	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	904
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
56,226	56,190	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	693
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
28,713	28,694	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	354
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
28,116	28,098	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	347
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
10,718	10,711	—	1/12/39	6.00% (1 month USD-	Synthetic TRS Index	132
				LIBOR) — Monthly	6.00% 30 year Fannie Mae
					pools — Monthly
39,432	39,175	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	252
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
29,075	28,885	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	186
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
2,062	2,049	—	1/12/38	6.50% (1 month USD-	Synthetic TRS Index	13
				LIBOR) — Monthly	6.50% 30 year Fannie Mae
					pools — Monthly
JPMorgan Chase Bank N.A.
198,671	201,433	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	5,614
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
50,726	51,432	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	1,433
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
31,330	31,765	—	1/12/41	4.00% (1 month USD-	Synthetic TRS Index	885
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
95,159	94,364	—	1/12/41	(5.00%) 1 month USD-	Synthetic TRS Index	(687)
				LIBOR — Monthly	5.00% 30 year Fannie Mae
					pools — Monthly
9,967,881	9,750,062	—	8/10/20	(0.25%) — At maturity	US Treasury Bond 2.25%	(190,839)
					8/15/49 — At maturity

Putnam VT Diversified Income Fund 37

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
JPMorgan Securities LLC
$245,696	$242,439	$—	1/12/41	(5.00%) 1 month USD-	Synthetic MBX Index	$(157)
				LIBOR — Monthly	5.00% 30 year Ginnie Mae II
					pools — Monthly
38,067	37,630	—	1/12/43	(3.50%) 1 month USD-	Synthetic TRS Index	(76)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
356,448	351,946	—	1/12/44	(3.50%) 1 month USD-	Synthetic TRS Index	(302)
				LIBOR — Monthly	3.50% 30 year Fannie Mae
					pools — Monthly
80,945	80,194	—	1/12/44	4.00% (1 month USD-	Synthetic TRS Index	369
				LIBOR) — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
626,504	628,460	—	1/12/42	(4.00%) 1 month USD-	Synthetic TRS Index	(10,705)
				LIBOR — Monthly	4.00% 30 year Fannie Mae
					pools — Monthly
Upfront premium received		—		Unrealized appreciation		28,108
Upfront premium (paid)		—		Unrealized (depreciation)		(261,795)
Total		$—		Total		$(233,687)

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited)
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
EUR	1,558,000	$295,130	$—	7/15/37	1.71% — At maturity	Eurostat Eurozone HICP	$295,130
						excluding tobacco — At
						maturity
EUR	2,753,000	120,543	(98)	5/15/40	(.961%) — At maturity	Eurostat Eurozone HICP	120,445
						excluding tobacco — At
						maturity
EUR	5,511,000	100,694	(102)	5/15/30	(.655%) — At maturity	Eurostat Eurozone HICP	100,592
						excluding tobacco — At
						maturity
EUR	5,511,000	95,605	(102)	5/15/30	(.6625%) — At maturity	Eurostat Eurozone HICP	95,503
						excluding tobacco — At
						maturity
EUR	1,558,000	118,004	—	7/15/27	(1.40%) — At maturity	Eurostat Eurozone HICP	(118,004)
						excluding tobacco — At
						maturity
EUR	2,753,000	224,168	(130)	5/15/50	1.13% — At maturity	Eurostat Eurozone HICP	(224,298)
						excluding tobacco — At
						maturity
EUR	5,099,000	278,496	(60)	9/15/23	(1.4375%) — At maturity	Eurostat Eurozone HICP	(278,556)
						excluding tobacco — At
						maturity
EUR	5,099,000	279,659	(60)	9/15/23	(1.44125%) — At maturity	Eurostat Eurozone HICP	(279,719)
						excluding tobacco — At
						maturity
EUR	5,099,000	280,043	(60)	9/15/23	(1.4425%) — At maturity	Eurostat Eurozone HICP	(280,103)
						excluding tobacco — At
						maturity
EUR	5,511,000	280,245	(196)	5/15/40	0.935% — At maturity	Eurostat Eurozone HICP	(280,440)
						excluding tobacco — At
						maturity
EUR	5,099,000	280,427	(60)	9/15/23	(1.44375%) — At maturity	Eurostat Eurozone HICP	(280,487)
						excluding tobacco — At
						maturity
EUR	5,511,000	287,712	(196)	5/15/40	0.93% — At maturity	Eurostat Eurozone HICP	(287,907)
						excluding tobacco — At
						maturity
GBP	3,154,000	291,143	(67)	12/15/28	3.665% — At maturity	GBP Non-revised UK Retail	291,076
						Price Index — At maturity

38 Putnam VT Diversified Income Fund

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
			Upfront		Payments	Total return	Unrealized
			premium	Termination	received (paid)	received by	appreciation/
Notional amount		Value	received (paid)	date	by fund	or paid by fund	(depreciation)
GBP	3,532,000	$152,469	$(84)	3/15/28	3.34% — At maturity	GBP Non-revised UK Retail	$152,386
						Price Index — At maturity
GBP	3,493,000	135,000	(46)	11/15/24	3.385% — At maturity	GBP Non-revised UK Retail	134,955
						Price Index — At maturity
GBP	2,460,000	131,758	(57)	3/15/28	3.4025% — At maturity	GBP Non-revised UK Retail	131,701
						Price Index — At maturity
GBP	1,892,000	88,411	(44)	2/15/28	3.34% — At maturity	GBP Non-revised UK Retail	88,367
						Price Index — At maturity
GBP	1,747,000	67,024	(23)	11/15/24	3.381% — At maturity	GBP Non-revised UK Retail	67,001
						Price Index — At maturity
GBP	1,747,000	63,322	—	12/15/24	3.42% — At maturity	GBP Non-revised UK Retail	63,322
						Price Index — At maturity
GBP	883,000	45,087	(21)	3/15/28	3.3875% — At maturity	GBP Non-revised UK Retail	45,066
						Price Index — At maturity
GBP	949,000	387,363	(50)	7/15/49	(3.4425%) — At maturity	GBP Non-revised UK Retail	(387,413)
						Price Index — At maturity
	$10,134,000	174,801	(102)	3/11/25	(0.77%) — At maturity	USA Non Revised	174,699
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,534,000	89,595	(26)	3/18/25	(0.41%) — At maturity	USA Non Revised	89,569
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	3,132,000	42,908	(32)	4/30/25	(0.835%) — At maturity	USA Non Revised	42,877
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	3,132,000	40,146	(32)	5/1/25	(0.8525%) — At maturity	USA Non Revised	40,114
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,527,000	13,749	(26)	6/15/25	(1.2125%) — At maturity	USA Non Revised	13,724
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	354,000	8,048	—	6/9/50	1.77% — At maturity	USA Non Revised	8,048
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	2,551,000	4,987	—	6/9/25	(1.24%) — At maturity	USA Non Revised	4,987
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	333,000	4,317	(14)	6/15/50	1.6875% — At maturity	USA Non Revised	(4,331)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	8,400,000	18,329	(141)	6/30/30	1.586% — At maturity	USA Non Revised	(18,470)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	3,132,000	32,720	(53)	5/1/30	1.3475% — At maturity	USA Non Revised	(32,773)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity
	3,132,000	33,478	(53)	4/30/30	1.345% — At maturity	USA Non Revised	(33,531)
						Consumer Price Index-
						Urban (CPI-U) — At
						maturity

Putnam VT Diversified Income Fund 39

CENTRALLY CLEARED TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/20 (Unaudited) cont.
		Upfront		Payments	Total return	Unrealized
		premium	Termination	received (paid)	received by	appreciation/
Notional amount	Value	received (paid)	date	by fund	or paid by fund	(depreciation)
$2,513,000	$68,685	$(25)	11/29/24	(1.703%) — At maturity	USA Non Revised	$(68,711)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
2,513,000	78,539	(25)	12/10/24	(1.7625%) — At maturity	USA Non Revised	(78,564)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
2,534,000	132,822	(43)	3/18/30	0.95% — At maturity	USA Non Revised	(132,865)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
5,026,000	139,597	(51)	11/21/24	(1.71%) — At maturity	USA Non Revised	(139,648)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
10,134,000	302,713	(166)	3/11/30	1.165% — At maturity	USA Non Revised	(302,883)
					Consumer Price Index-
					Urban (CPI-U) — At
					maturity
Total		$(2,245)				$(1,269,141)

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited)
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Bank of America N.A.
CMBX NA BBB–.6 Index	BB+/P	$5,468	$80,000	$25,032	5/11/63	300 bp — Monthly	$(19,524)
CMBX NA BBB–.6 Index	BB+/P	10,546	175,000	54,758	5/11/63	300 bp — Monthly	(44,124)
CMBX NA BBB–.6 Index	BB+/P	21,545	349,000	109,202	5/11/63	300 bp — Monthly	(87,482)
CMBX NA BBB–.6 Index	BB+/P	20,577	361,000	112,957	5/11/63	300 bp — Monthly	(92,199)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	A/P	17,444	113,000	14,487	5/11/63	200 bp — Monthly	2,995
CMBX NA A.6 Index	A/P	19,263	115,000	14,743	5/11/63	200 bp — Monthly	4,558
CMBX NA A.6 Index	A/P	25,713	170,000	21,794	5/11/63	200 bp — Monthly	3,975
CMBX NA A.6 Index	A/P	27,889	201,000	25,768	5/11/63	200 bp — Monthly	2,188
CMBX NA A.6 Index	A/P	42,096	238,000	30,512	5/11/63	200 bp — Monthly	11,664
CMBX NA A.6 Index	A/P	95,428	574,000	73,587	5/11/63	200 bp — Monthly	22,032
CMBX NA BB.11 Index	BB–/P	57,630	102,000	34,864	11/18/54	500 bp — Monthly	22,851
CMBX NA BB.6 Index	BB–/P	187,347	1,306,000	659,008	5/11/63	500 bp — Monthly	(470,572)
CMBX NA BB.7 Index	BB–/P	46,032	902,000	386,778	1/17/47	500 bp — Monthly	(339,994)
CMBX NA BBB–.6 Index	BB+/P	3,825	58,000	18,148	5/11/63	300 bp — Monthly	(14,295)
CMBX NA BBB–.6 Index	BB+/P	4,145	63,000	19,713	5/11/63	300 bp — Monthly	(15,536)
CMBX NA BBB–.6 Index	BB+/P	10,756	158,000	49,438	5/11/63	300 bp — Monthly	(38,603)
CMBX NA BBB–.6 Index	BB+/P	341,128	5,357,000	1,676,205	5/11/63	300 bp — Monthly	(1,332,399)
Credit Suisse International
CMBX NA BB.7 Index	BB–/P	22,204	166,000	71,181	1/17/47	500 bp — Monthly	(48,838)
CMBX NA BBB–.6 Index	BB+/P	8,950	81,000	25,345	5/11/63	300 bp — Monthly	(16,354)
CMBX NA BBB–.6 Index	BB+/P	19,778	179,000	56,009	5/11/63	300 bp — Monthly	(36,141)
CMBX NA BBB–.6 Index	BB+/P	683,295	7,272,000	2,275,409	5/11/63	300 bp — Monthly	(1,588,478)
CMBX NA BBB–.7 Index	BBB–/P	34,676	528,000	113,045	1/17/47	300 bp — Monthly	(78,105)
CMBX NA BBB–.7 Index	BBB–/P	124,990	1,691,000	362,043	1/17/47	300 bp — Monthly	(236,208)
Goldman Sachs International
CMBX NA BBB–.6 Index	BB+/P	13,478	87,000	27,222	5/11/63	300 bp — Monthly	(13,701)
CMBX NA A.6 Index	A/P	441	3,000	385	5/11/63	200 bp — Monthly	57
CMBX NA A.6 Index	A/P	870	6,000	769	5/11/63	200 bp — Monthly	103
CMBX NA A.6 Index	A/P	7,363	62,000	7,948	5/11/63	200 bp — Monthly	(565)
CMBX NA BB.6 Index	BB–/P	7,421	62,000	31,285	5/11/63	500 bp — Monthly	(23,813)

40 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Goldman Sachs International cont.
CMBX NA BB.6 Index	BB–/P	$12,155	$104,000	$52,478	5/11/63	500 bp — Monthly	$(40,237)
CMBX NA BB.6 Index	BB–/P	24,050	208,000	104,957	5/11/63	500 bp — Monthly	(80,733)
CMBX NA BBB–.6 Index	BB+/P	420	5,000	1,565	5/11/63	300 bp — Monthly	(1,142)
CMBX NA BBB–.6 Index	BB+/P	1,597	12,000	3,755	5/11/63	300 bp — Monthly	(2,152)
CMBX NA BBB–.6 Index	BB+/P	1,607	12,000	3,755	5/11/63	300 bp — Monthly	(2,142)
CMBX NA BBB–.6 Index	BB+/P	1,947	22,000	6,884	5/11/63	300 bp — Monthly	(4,926)
CMBX NA BBB–.6 Index	BB+/P	3,254	28,000	8,761	5/11/63	300 bp — Monthly	(5,493)
CMBX NA BBB–.6 Index	BB+/P	2,849	36,000	11,264	5/11/63	300 bp — Monthly	(8,398)
CMBX NA BBB–.6 Index	BB+/P	6,209	59,000	18,461	5/11/63	300 bp — Monthly	(12,223)
CMBX NA BBB–.6 Index	BB+/P	5,920	59,000	18,461	5/11/63	300 bp — Monthly	(12,512)
CMBX NA BBB–.6 Index	BB+/P	6,856	62,000	19,400	5/11/63	300 bp — Monthly	(12,513)
CMBX NA BBB–.6 Index	BB+/P	5,978	69,000	21,590	5/11/63	300 bp — Monthly	(15,577)
CMBX NA BBB–.6 Index	BB+/P	4,769	70,000	21,903	5/11/63	300 bp — Monthly	(17,099)
CMBX NA BBB–.6 Index	BB+/P	8,842	79,000	24,719	5/11/63	300 bp — Monthly	(15,838)
CMBX NA BBB–.6 Index	BB+/P	9,574	87,000	27,222	5/11/63	300 bp — Monthly	(17,605)
CMBX NA BBB–.6 Index	BB+/P	8,117	94,000	29,413	5/11/63	300 bp — Monthly	(21,249)
CMBX NA BBB–.6 Index	BB+/P	16,293	98,000	30,664	5/11/63	300 bp — Monthly	(14,323)
CMBX NA BBB–.6 Index	BB+/P	8,608	102,000	31,916	5/11/63	300 bp — Monthly	(23,257)
CMBX NA BBB–.6 Index	BB+/P	13,886	102,000	31,916	5/11/63	300 bp — Monthly	(17,979)
CMBX NA BBB–.6 Index	BB+/P	5,606	111,000	34,732	5/11/63	300 bp — Monthly	(29,070)
CMBX NA BBB–.6 Index	BB+/P	16,916	113,000	35,358	5/11/63	300 bp — Monthly	(18,385)
CMBX NA BBB–.6 Index	BB+/P	16,910	115,000	35,984	5/11/63	300 bp — Monthly	(19,016)
CMBX NA BBB–.6 Index	BB+/P	13,259	119,000	37,235	5/11/63	300 bp — Monthly	(23,916)
CMBX NA BBB–.6 Index	BB+/P	13,360	123,000	38,487	5/11/63	300 bp — Monthly	(25,065)
CMBX NA BBB–.6 Index	BB+/P	13,309	123,000	38,487	5/11/63	300 bp — Monthly	(25,116)
CMBX NA BBB–.6 Index	BB+/P	10,857	131,000	40,990	5/11/63	300 bp — Monthly	(30,068)
CMBX NA BBB–.6 Index	BB+/P	13,452	134,000	41,929	5/11/63	300 bp — Monthly	(28,409)
CMBX NA BBB–.6 Index	BB+/P	6,776	139,000	43,493	5/11/63	300 bp — Monthly	(36,647)
CMBX NA BBB–.6 Index	BB+/P	15,957	143,000	44,745	5/11/63	300 bp — Monthly	(28,716)
CMBX NA BBB–.6 Index	BB+/P	15,957	143,000	44,745	5/11/63	300 bp — Monthly	(28,716)
CMBX NA BBB–.6 Index	BB+/P	12,743	151,000	47,248	5/11/63	300 bp — Monthly	(34,430)
CMBX NA BBB–.6 Index	BB+/P	21,242	153,000	47,874	5/11/63	300 bp — Monthly	(26,555)
CMBX NA BBB–.6 Index	BB+/P	17,887	160,000	50,064	5/11/63	300 bp — Monthly	(32,097)
CMBX NA BBB–.6 Index	BB+/P	8,601	166,000	51,941	5/11/63	300 bp — Monthly	(43,257)
CMBX NA BBB–.6 Index	BB+/P	25,922	172,000	53,819	5/11/63	300 bp — Monthly	(27,811)
CMBX NA BBB–.6 Index	BB+/P	9,024	173,000	54,132	5/11/63	300 bp — Monthly	(45,021)
CMBX NA BBB–.6 Index	BB+/P	20,787	192,000	60,077	5/11/63	300 bp — Monthly	(39,194)
CMBX NA BBB–.6 Index	BB+/P	23,498	193,000	60,390	5/11/63	300 bp — Monthly	(36,795)
CMBX NA BBB–.6 Index	BB+/P	10,604	207,000	64,770	5/11/63	300 bp — Monthly	(54,062)
CMBX NA BBB–.6 Index	BB+/P	31,126	222,000	69,464	5/11/63	300 bp — Monthly	(38,227)
CMBX NA BBB–.6 Index	BB+/P	11,031	228,000	71,341	5/11/63	300 bp — Monthly	(60,196)
CMBX NA BBB–.6 Index	BB+/P	11,359	229,000	71,654	5/11/63	300 bp — Monthly	(60,181)
CMBX NA BBB–.6 Index	BB+/P	30,867	280,000	87,612	5/11/63	300 bp — Monthly	(56,605)
CMBX NA BBB–.6 Index	BB+/P	32,901	315,000	98,564	5/11/63	300 bp — Monthly	(65,505)
CMBX NA BBB–.7 Index	BBB–/P	165,569	2,240,000	479,584	1/17/47	300 bp — Monthly	(312,895)
JPMorgan Securities LLC
CMBX NA A.6 Index	A/P	8,960	64,000	8,205	5/11/63	200 bp — Monthly	777
CMBX NA BB.10 Index	BB–/P	17,412	217,000	92,789	5/11/63	500 bp — Monthly	(75,197)
CMBX NA BB.6 Index	BB–/P	295,495	574,000	289,640	5/11/63	500 bp — Monthly	6,333
CMBX NA BBB–.6 Index	BB+/P	2,420,147	7,570,000	2,368,653	5/11/63	300 bp — Monthly	55,279
Merrill Lynch International
CMBX NA BB.6 Index	BB–/P	14,648	131,000	66,103	5/11/63	500 bp — Monthly	(51,345)
CMBX NA BBB–.6 Index	BB+/P	144	2,000	626	5/11/63	300 bp — Monthly	(481)

Putnam VT Diversified Income Fund 41

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/20 (Unaudited) cont.
		Upfront
		premium			Termi-		Unrealized
Swap counterparty/		received	Notional		nation	Payments	appreciation/
Referenced debt*	Rating***	(paid)**	amount	Value	date	received by fund	(depreciation)
Merrill Lynch International cont.
CMBX NA BBB–.6 Index	BB+/P	$643	$10,000	$3,129	5/11/63	300 bp — Monthly	$(2,481)
CMBX NA BBB–.6 Index	BB+/P	2,025	23,000	7,197	5/11/63	300 bp — Monthly	(5,160)
CMBX NA BBB–.6 Index	BB+/P	10,586	117,000	36,609	5/11/63	300 bp — Monthly	(25,965)
CMBX NA BBB–.6 Index	BB+/P	10,221	134,000	41,929	5/11/63	300 bp — Monthly	(31,641)
CMBX NA BBB–.6 Index	BB+/P	126,525	1,417,000	443,379	5/11/63	300 bp — Monthly	(316,146)
Morgan Stanley & Co. International PLC
CMBX NA A.6 Index	A/P	(46)	6,000	769	5/11/63	200 bp — Monthly	(813)
CMBX NA A.6 Index	A/P	16,719	107,000	13,717	5/11/63	200 bp — Monthly	3,037
CMBX NA A.6 Index	A/P	43,245	279,000	35,768	5/11/63	200 bp — Monthly	7,570
CMBX NA BB.6 Index	BB–/P	$7,658	$63,000	$31,790	5/11/63	500 bp — Monthly	$(24,079)
CMBX NA BB.6 Index	BB–/P	35,608	145,000	73,167	5/11/63	500 bp — Monthly	(37,438)
CMBX NA BB.6 Index	BB–/P	71,706	291,000	146,839	5/11/63	500 bp — Monthly	(74,891)
CMBX NA BBB–.6 Index	BB+/P	7,485	114,000	35,671	5/11/63	300 bp — Monthly	(28,129)
CMBX NA BBB–.6 Index	BB+/P	7,592	115,000	35,984	5/11/63	300 bp — Monthly	(28,334)
CMBX NA BBB–.6 Index	BB+/P	120,750	350,000	109,515	5/11/63	300 bp — Monthly	11,410
CMBX NA BBB–.6 Index	BB+/P	519,924	7,848,000	2,455,639	5/11/63	300 bp — Monthly	(1,931,788)
Upfront premium received		6,316,242	Unrealized appreciation				154,829
Upfront premium (paid)		(46)	Unrealized (depreciation)				(8,682,172)
Total		$6,316,196	Total				$(8,527,343)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody’s, Standard & Poor’s or Fitch ratings are believed to be the most recent ratings available at June 30, 2020. Securities rated by Putnam are indicated by “/P.” The Putnam rating categories are comparable to the Standard & Poor’s classifications.

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited)
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc.
CMBX NA A.6 Index	$51	$6,000	$769	5/11/63	(200 bp) — Monthly	$819
CMBX NA BB.10 Index	(10,541)	101,000	43,188	11/17/59	(500 bp) — Monthly	32,563
CMBX NA BB.10 Index	(9,210)	84,000	35,918	11/17/59	(500 bp) — Monthly	26,638
CMBX NA BB.11 Index	(39,386)	304,000	103,907	11/18/54	(500 bp) — Monthly	64,268
CMBX NA BB.11 Index	(7,726)	107,000	36,573	11/18/54	(500 bp) — Monthly	28,757
CMBX NA BB.11 Index	(9,803)	104,000	35,547	11/18/54	(500 bp) — Monthly	25,657
CMBX NA BB.11 Index	(3,372)	65,000	22,217	11/18/54	(500 bp) — Monthly	18,791
CMBX NA BB.11 Index	(3,316)	65,000	22,217	11/18/54	(500 bp) — Monthly	18,847
CMBX NA BB.11 Index	(3,231)	47,000	16,065	11/18/54	(500 bp) — Monthly	12,794
CMBX NA BB.8 Index	(6,208)	50,000	23,525	10/17/57	(500 bp) — Monthly	17,275
CMBX NA BB.9 Index	(81,957)	794,000	327,922	9/17/58	(500 bp) — Monthly	245,304
CMBX NA BB.9 Index	(13,872)	215,000	88,795	9/17/58	(500 bp) — Monthly	74,744
CMBX NA BB.9 Index	(6,129)	95,000	39,235	9/17/58	(500 bp) — Monthly	33,026
CMBX NA BB.9 Index	(2,630)	67,000	27,671	9/17/58	(500 bp) — Monthly	24,985
CMBX NA BB.9 Index	(2,211)	61,000	25,193	9/17/58	(500 bp) — Monthly	22,931
CMBX NA BB.9 Index	(1,854)	46,000	18,998	9/17/58	(500 bp) — Monthly	17,105
CMBX NA BBB–.10 Index	(40,220)	135,000	27,000	11/17/59	(300 bp) — Monthly	(13,287)
CMBX NA BBB–.11 Index	(50,251)	157,000	32,091	11/18/54	(300 bp) — Monthly	(18,239)
CMBX NA BBB–.11 Index	(46,253)	141,000	28,820	11/18/54	(300 bp) — Monthly	(17,503)
CMBX NA BBB–.11 Index	(35,259)	110,000	22,484	11/18/54	(300 bp) — Monthly	(12,830)
CMBX NA BBB–.11 Index	(23,199)	71,000	14,512	11/18/54	(300 bp) — Monthly	(8,722)
CMBX NA BBB–.11 Index	(14,716)	45,000	9,198	11/18/54	(300 bp) — Monthly	(5,541)
CMBX NA BBB–.12 Index	(115,443)	328,000	66,518	8/17/61	(300 bp) — Monthly	(49,089)
CMBX NA BBB–.12 Index	(73,512)	220,000	44,616	8/17/61	(300 bp) — Monthly	(29,006)

42 Putnam VT Diversified Income Fund

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Citigroup Global Markets, Inc. cont.
CMBX NA BBB–.12 Index	$(72,425)	$212,000	$42,994	8/17/61	(300 bp) — Monthly	$(29,537)
CMBX NA BBB–.12 Index	(54,225)	156,000	31,637	8/17/61	(300 bp) — Monthly	(22,666)
CMBX NA BBB–.12 Index	(36,742)	110,000	22,308	8/17/61	(300 bp) — Monthly	(14,489)
CMBX NA BBB–.9 Index	(25,079)	106,000	20,606	9/17/58	(300 bp) — Monthly	(4,525)
Credit Suisse International
CMBX NA BB.10 Index	(24,973)	210,000	89,796	11/17/59	(500 bp) — Monthly	64,648
CMBX NA BB.10 Index	(28,019)	210,000	89,796	11/17/59	(500 bp) — Monthly	61,602
CMBX NA BB.10 Index	(13,797)	111,000	47,464	11/17/59	(500 bp) — Monthly	33,574
CMBX NA BB.7 Index	(14,579)	826,000	416,800	5/11/63	(500 bp) — Monthly	401,532
CMBX NA BB.7 Index	(46,385)	282,000	120,922	1/17/47	(500 bp) — Monthly	74,301
CMBX NA BB.7 Index	(25,825)	140,000	60,032	1/17/47	(500 bp) — Monthly	34,090
CMBX NA BB.9 Index	(81,802)	816,000	337,008	9/17/58	(500 bp) — Monthly	254,527
Goldman Sachs International
CMBX NA BB.6 Index	(29,155)	285,000	143,811	5/11/63	(500 bp) — Monthly	114,418
CMBX NA BB.7 Index	(27,088)	179,000	76,755	1/17/47	(500 bp) — Monthly	49,518
CMBX NA BB.12 Index	(16,111)	44,000	14,564	8/17/61	(500 bp) — Monthly	(1,583)
CMBX NA BB.6 Index	(36,089)	247,000	124,636	5/11/63	(500 bp) — Monthly	88,342
CMBX NA BB.7 Index	(38,548)	228,000	97,766	1/17/47	(500 bp) — Monthly	59,028
CMBX NA BB.7 Index	(35,390)	216,000	92,621	1/17/47	(500 bp) — Monthly	57,051
CMBX NA BB.7 Index	(26,396)	130,000	55,744	1/17/47	(500 bp) — Monthly	29,239
CMBX NA BB.7 Index	(6,572)	36,000	15,437	1/17/47	(500 bp) — Monthly	8,835
CMBX NA BB.8 Index	(1,813)	16,000	7,528	10/17/57	(500 bp) — Monthly	5,702
CMBX NA BB.9 Index	(2,097)	54,000	22,302	9/17/58	(500 bp) — Monthly	20,160
CMBX NA BB.9 Index	(3,025)	19,000	7,847	9/17/58	(500 bp) — Monthly	4,806
CMBX NA BB.9 Index	(1,438)	9,000	3,717	9/17/58	(500 bp) — Monthly	2,272
CMBX NA BB.9 Index	(1,264)	8,000	3,304	9/17/58	(500 bp) — Monthly	2,033
CMBX NA BBB–.12 Index	(38,838)	115,000	23,322	8/17/61	(300 bp) — Monthly	(15,573)
JPMorgan Securities LLC
CMBX NA BB.11 Index	(243,788)	447,000	152,785	11/18/54	(500 bp) — Monthly	(91,375)
CMBX NA BB.12 Index	(134,558)	245,000	81,095	8/17/61	(500 bp) — Monthly	(53,667)
CMBX NA BB.17 Index	(201,248)	411,000	176,237	1/17/47	(500 bp) — Monthly	(25,354)
CMBX NA BB.9 Index	(144,308)	292,000	120,596	9/17/58	(500 bp) — Monthly	(23,955)
CMBX NA BBB–.10 Index	(18,029)	64,000	12,800	11/17/59	(300 bp) — Monthly	(5,261)
CMBX NA BBB–.10 Index	(13,109)	44,000	8,800	11/17/59	(300 bp) — Monthly	(4,331)
CMBX NA BBB–.11 Index	(42,431)	135,000	27,594	11/18/54	(300 bp) — Monthly	(14,904)
CMBX NA BBB–.11 Index	(43,522)	135,000	27,594	11/18/54	(300 bp) — Monthly	(15,995)
CMBX NA BBB–.11 Index	(21,029)	67,000	13,695	11/18/54	(300 bp) — Monthly	(7,367)
CMBX NA BBB–.11 Index	(21,058)	67,000	13,695	11/18/54	(300 bp) — Monthly	(7,397)
CMBX NA BBB–.12 Index	(25,494)	73,000	14,804	8/17/61	(300 bp) — Monthly	(10,726)
CMBX NA BBB–.12 Index	(15,927)	48,000	9,734	8/17/61	(300 bp) — Monthly	(6,216)
CMBX NA BBB–.7 Index	(637,616)	2,716,000	581,496	1/17/47	(300 bp) — Monthly	(57,478)
Merrill Lynch International
CMBX NA BB.10 Index	(11,494)	202,000	86,375	11/17/59	(500 bp) — Monthly	74,713
CMBX NA BB.11 Index	(94,399)	191,000	65,284	11/18/54	(500 bp) — Monthly	(29,274)
CMBX NA BB.9 Index	(25,400)	652,000	269,276	9/17/58	(500 bp) — Monthly	243,333
CMBX NA BBB–.7 Index	(20,241)	247,000	52,883	1/17/47	(300 bp) — Monthly	32,518
Morgan Stanley & Co. International PLC
CMBX NA BBB–.7 Index	(5,502)	54,000	11,561	1/17/47	(300 bp) — Monthly	6,032
CMBX NA BB.10 Index	(10,593)	101,000	43,188	11/17/59	(500 bp) — Monthly	32,511
CMBX NA BB.11 Index	(2,478)	26,000	8,887	11/18/54	(500 bp) — Monthly	6,388
CMBX NA BB.12 Index	(6,021)	114,000	37,734	8/17/61	(500 bp) — Monthly	31,618
CMBX NA BB.12 Index	(6,864)	96,000	31,776	8/17/61	(500 bp) — Monthly	24,832
CMBX NA BB.12 Index	(4,892)	67,000	22,177	8/17/61	(500 bp) — Monthly	17,229

Putnam VT Diversified Income Fund 43

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/20 (Unaudited) cont.
	Upfront
	premium			Termi-	Payments	Unrealized
Swap counterparty/	received	Notional		nation	(paid)	appreciation/
Referenced debt*	(paid)**	amount	Value	date	by fund	(depreciation)
Morgan Stanley & Co. International PLC cont.
CMBX NA BB.12 Index	$(34,200)	$57,000	$18,867	8/17/61	(500 bp) — Monthly	$(15,381)
CMBX NA BB.12 Index	(3,175)	45,000	14,895	8/17/61	(500 bp) — Monthly	11,683
CMBX NA BB.12 Index	(1,797)	22,000	7,282	9/17/58	(500 bp) — Monthly	5,467
CMBX NA BB.7 Index	(33,786)	168,000	72,038	1/17/47	(500 bp) — Monthly	38,113
CMBX NA BB.7 Index	(15,718)	84,000	36,019	1/17/47	(500 bp) — Monthly	20,231
CMBX NA BB.7 Index	(13,305)	69,000	29,587	1/17/47	(500 bp) — Monthly	16,225
CMBX NA BB.7 Index	(404)	2,000	858	1/17/47	(500 bp) — Monthly	452
CMBX NA BB.9 Index	(4,057)	115,000	47,495	9/17/58	(500 bp) — Monthly	43,342
CMBX NA BB.9 Index	(5,966)	97,000	40,061	9/17/58	(500 bp) — Monthly	34,014
CMBX NA BB.9 Index	(5,897)	97,000	40,061	9/17/58	(500 bp) — Monthly	34,083
CMBX NA BB.9 Index	(5,417)	88,000	36,344	9/17/58	(500 bp) — Monthly	30,854
CMBX NA BB.9 Index	(3,470)	70,000	28,910	9/17/58	(500 bp) — Monthly	25,382
CMBX NA BB.9 Index	(3,294)	61,000	25,193	9/17/58	(500 bp) — Monthly	21,848
CMBX NA BB.9 Index	(1,916)	49,000	20,237	9/17/58	(500 bp) — Monthly	18,281
CMBX NA BB.9 Index	(3,517)	40,000	16,520	9/17/58	(500 bp) — Monthly	12,970
CMBX NA BB.9 Index	(3,164)	37,000	15,281	9/17/58	(500 bp) — Monthly	12,086
CMBX NA BB.9 Index	(2,554)	34,000	14,042	9/17/58	(500 bp) — Monthly	11,459
CMBX NA BB.9 Index	(3,579)	23,000	9,499	9/17/58	(500 bp) — Monthly	5,900
CMBX NA BB.9 Index	(2,565)	17,000	7,021	9/17/58	(500 bp) — Monthly	4,442
CMBX NA BB.9 Index	(2,406)	16,000	6,608	9/17/58	(500 bp) — Monthly	4,188
CMBX NA BB.9 Index	(1,641)	12,000	4,956	9/17/58	(500 bp) — Monthly	3,305
CMBX NA BB.9 Index	(1,464)	11,000	4,543	9/17/58	(500 bp) — Monthly	3,070
CMBX NA BB.9 Index	(1,223)	9,000	3,717	9/17/58	(500 bp) — Monthly	2,487
CMBX NA BB.9 Index	(908)	6,000	2,478	9/17/58	(500 bp) — Monthly	1,565
CMBX NA BB.9 Index	(908)	6,000	2,478	9/17/58	(500 bp) — Monthly	1,565
CMBX NA BBB–.11 Index	(48,331)	151,000	30,864	11/18/54	(300 bp) — Monthly	(17,542)
CMBX NA BBB–.11 Index	(48,331)	151,000	30,864	11/18/54	(300 bp) — Monthly	(17,542)
CMBX NA BBB–.11 Index	(43,274)	137,000	28,003	11/18/54	(300 bp) — Monthly	(15,340)
CMBX NA BBB–.11 Index	(42,727)	135,000	27,594	11/18/54	(300 bp) — Monthly	(15,200)
CMBX NA BBB–.11 Index	(20,911)	67,000	13,695	11/18/54	(300 bp) — Monthly	(7,249)
CMBX NA BBB–.12 Index	(22,267)	67,000	13,588	8/17/61	(300 bp) — Monthly	(8,712)
CMBX NA BBB–.7 Index	(5,009)	79,000	16,914	1/17/47	(300 bp) — Monthly	11,858
Upfront premium received	51		Unrealized appreciation			2,874,226
Upfront premium (paid)	(3,425,156)		Unrealized (depreciation)			(692,856)
Total	$(3,425,105)		Total			$2,181,370

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

44 Putnam VT Diversified Income Fund

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1: Valuations based on quoted prices for identical securities in active markets.

Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$536	$—	$—
Consumer cyclicals	55,748	30,446	—
Energy	—	349	—
Health care	1,311	—	—
Utilities and power	—	7,258	—
Total common stocks	57,595	38,053	—
Asset-backed securities	—	4,968,514	—
Convertible bonds and notes	—	10,480,696	—
Corporate bonds and notes	—	38,440,318	179
Foreign government and agency bonds and notes	—	19,336,142	—
Mortgage-backed securities	—	66,737,367	—
Preferred stocks	—	156,492	—
Purchased options outstanding	—	1,212,608	—
Purchased swap options outstanding	—	8,308,175	—
Senior loans	—	3,088,470	—
U.S. government and agency mortgage obligations	—	95,999,520	—
U.S. treasury obligations	—	358,725	—
Short-term investments	38,056,453	10,930,606	—
Totals by level	$38,114,048	$260,055,686	$179

		Valuation inputs
Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$44,951	$—
Futures contracts	(93,516)	—	—
Written options outstanding	—	(429,261)	—
Written swap options outstanding	—	(7,927,649)	—
Forward premium swap option contracts	—	2,718,258	—
TBA sale commitments	—	(35,738,008)	—
Interest rate swap contracts	—	441,563	—
Total return swap contracts	—	(1,500,583)	—
Credit default contracts	—	(9,237,064)	—
Totals by level	$(93,516)	$(51,627,793)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund’s portfolio presentation.

At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund’s net assets and were not considered a significant portion of the fund’s portfolio.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 45

Statement of assets and liabilities
6/30/20 (Unaudited)

Assets
Investment in securities, at value (Notes 1 and 9):
Unaffiliated issuers (identified cost $268,705,935)	$262,233,460
Affiliated issuers (identified cost $35,936,453) (Note 5)	35,936,453
Cash	38,382
Foreign currency (cost $13,418) (Note 1)	12,672
Interest and other receivables	1,660,330
Receivable for shares of the fund sold	75,073
Receivable for investments sold	2,210,911
Receivable for sales of TBA securities (Note 1)	35,612,508
Receivable for variation margin on futures contracts (Note 1)	21,653
Receivable for variation margin on centrally cleared swap contracts (Note 1)	808,902
Unrealized appreciation on forward currency contracts (Note 1)	845,251
Unrealized appreciation on forward premium swap option contracts (Note 1)	7,231,428
Unrealized appreciation on OTC swap contracts (Note 1)	3,057,163
Premium paid on OTC swap contracts (Note 1)	3,425,202
Total assets	353,169,388

Liabilities
Payable for investments purchased	1,150,082
Payable for purchases of TBA securities (Note 1)	95,212,397
Payable for shares of the fund repurchased	139,957
Payable for compensation of Manager (Note 2)	82,310
Payable for custodian fees (Note 2)	106,501
Payable for investor servicing fees (Note 2)	21,285
Payable for Trustee compensation and expenses (Note 2)	112,563
Payable for administrative services (Note 2)	735
Payable for distribution fees (Note 2)	26,151
Payable for variation margin on futures contracts (Note 1)	7,829
Payable for variation margin on centrally cleared swap contracts (Note 1)	818,147
Unrealized depreciation on forward currency contracts (Note 1)	800,300
Unrealized depreciation on forward premium swap option contracts (Note 1)	4,513,170
Written options outstanding, at value (premiums $5,942,217) (Note 1)	8,356,910
TBA sale commitments, at value (proceeds receivable $35,576,758) (Note 1)	35,738,008
Unrealized depreciation on OTC swap contracts (Note 1)	9,636,823
Premium received on OTC swap contracts (Note 1)	6,316,293
Collateral on certain derivative contracts, at value (Notes 1 and 9)	2,733,943
Other accrued expenses	97,500
Total liabilities	165,870,904

Net assets	$187,298,484

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$261,915,193
Total distributable earnings (Note 1)	(74,616,709)
Total — Representing net assets applicable to capital shares outstanding	$187,298,484

Computation of net asset value Class IA
Net assets	$57,908,501
Number of shares outstanding	10,851,395
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.34

Computation of net asset value Class IB
Net assets	$129,389,983
Number of shares outstanding	24,145,177
Net asset value, offering price and redemption price per share (net assets divided by number of shares outstanding)	$5.36

The accompanying notes are an integral part of these financial statements.

46 Putnam VT Diversified Income Fund

Statement of operations
Six months ended 6/30/20 (Unaudited)

Investment income
Interest (including interest income of $188,887 from investments in affiliated issuers) (Note 5)	$4,807,088
Dividends	6,696
Total investment income	4,813,784

Expenses
Compensation of Manager (Note 2)	512,544
Investor servicing fees (Note 2)	66,913
Custodian fees (Note 2)	44,835
Trustee compensation and expenses (Note 2)	4,832
Distribution fees (Note 2)	162,900
Administrative services (Note 2)	2,265
Auditing and tax fees	71,313
Other	33,654
Total expenses	899,256

Expense reduction (Note 2)	(802)
Net expenses	898,454

Net investment income	3,915,330

Realized and unrealized gain (loss)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	5,560,154
Foreign currency transactions (Note 1)	31,715
Forward currency contracts (Note 1)	(131,406)
Futures contracts (Note 1)	(59,601)
Swap contracts (Note 1)	(8,494,406)
Written options (Note 1)	1,984,432
Total net realized loss	(1,109,112)
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers and TBA sale commitments	(2,864,873)
Assets and liabilities in foreign currencies	(9,136)
Forward currency contracts	104,379
Futures contracts	(76,283)
Swap contracts	(9,874,267)
Written options	(4,771,222)
Total change in net unrealized depreciation	(17,491,402)

Net loss on investments	(18,600,514)

Net decrease in net assets resulting from operations	$(14,685,184)

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 47

Statement of changes in net assets

	Six months ended	Year ended
	6/30/20*	12/31/19
Increase (decrease) in net assets
Operations:
Net investment income	$3,915,330	$8,868,425
Net realized gain (loss) on investments and foreign currency transactions	(1,109,112)	23,724
Change in net unrealized appreciation (depreciation) of investments and assets and liabilities in foreign currencies	(17,491,402)	12,888,540
Net increase (decrease) in net assets resulting from operations	(14,685,184)	21,780,689
Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(4,703,731)	(2,368,140)
Class IB	(9,864,028)	(4,410,819)
Increase from capital share transactions (Note 4)	5,898,967	102,566
Total increase (decrease) in net assets	(23,353,976)	15,104,296
Net assets:
Beginning of period	210,652,460	195,548,164
End of period	$187,298,484	$210,652,460

* Unaudited.

The accompanying notes are an integral part of these financial statements.

48 Putnam VT Diversified Income Fund

Financial highlights (For a common share outstanding throughout the period)

					LESS
INVESTMENT OPERATIONS:					DISTRIBUTIONS:				RATIOS AND SUPPLEMENTAL DATA:
Period ended	Net asset value, beginning of period	Net investment income (loss)[a]	Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	Total distributions	Net asset value, end of period	Total return at net asset value (%)[b,c]	Net assets, end of period (in thousands)	Ratio of expenses to average net assets (%)[b,d]	Ratio of net investment income (loss) to average net assets (%)	Portfolio turnover (%)[e]
Class IA
6/30/20 †	$6.26	.12	(.58)[f]	(.46)	(.46)	(.46)	$5.34	(6.86)*[f]	$57,909	.39*	2.14*	601*
12/31/19	5.82	.27	.39	.66	(.22)	(.22)	6.26	11.56	66,012.79		4.53	987
12/31/18	6.13	.32	(.36)	(.04)	(.27)	(.27)	5.82	(.74)	65,046.80		5.28	790
12/31/17	6.06	.32	.11	.43	(.36)	(.36)	6.13	7.42	73,119.78		5.30	1,100
12/31/16	6.21	.34	(.03)	.31	(.46)	(.46)	6.06	5.76	77,226	.79[g]	5.89[g]	846
12/31/15	7.02	.32	(.47)	(.15)	(.66)	(.66)	6.21	(2.32)	84,766.75		5.02	876
Class IB
6/30/20†	$6.27	.11	(.57)[f]	(.46)	(.45)	(.45)	$5.36	(6.98)*[f]	$129,390	.51*	2.01*	601*
12/31/19	5.83	.26	.38	.64	(.20)	(.20)	6.27	11.23	144,640	1.04	4.26	987
12/31/18	6.14	.30	(.35)	(.05)	(.26)	(.26)	5.83	(.98)	130,502	1.05	5.02	790
12/31/17	6.07	.30	.12	.42	(.35)	(.35)	6.14	7.12	136,889	1.03	5.04	1,100
12/31/16	6.22	.33	(.04)	.29	(.44)	(.44)	6.07	5.42	139,483	1.04[g]	5.63[g]	846
12/31/15	7.01	.31	(.46)	(.15)	(.64)	(.64)	6.22	(2.34)	157,069	1.00	4.76	876

* Not annualized.

† Unaudited.

a Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

b The charges and expenses at the insurance company separate account level are not reflected.

c Total return assumes dividend reinvestment.

d Includes amounts paid through expense offset and/or brokerage/service arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.

e Portfolio turnover includes TBA purchase and sale commitments.

f Reflects a non-recurring litigation payment received by the fund from ISDAfix Anti-trust Settlement which amounted to the following amounts per share outstanding on May 4, 2020:

Per share
Class IA	$0.03
Class IB	0.03

This payment resulted in an increase to total returns of 0.53% for the period ended June 30, 2020.

g Reflects a voluntary waiver of certain fund expenses in effect during the period. As a result of such waiver, the expenses of each class reflect a reduction of less than 0.01% as a percentage of average net assets.

The accompanying notes are an integral part of these financial statements.

Putnam VT Diversified Income Fund 49

Notes to financial statements 6/30/20 (Unaudited)

Within the following Notes to financial statements, references to “State Street” represent State Street Bank and Trust Company, references to “the SEC” represent the Securities and Exchange Commission, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter. Unless otherwise noted, the “reporting period” represents the period from January 1, 2020 through June 30, 2020.

Putnam VT Diversified Income Fund (the fund) is a diversified series of Putnam Variable Trust (the Trust), a Massachusetts business trust registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The goal of the fund is to seek as high a level of current income as Putnam Management believes is consistent with preservation of capital. The fund invests mainly in bonds that are securitized debt instruments (such as mortgage-backed investments) and other obligations of companies and governments worldwide, are either investment-grade or below-investment-grade in quality (sometimes referred to as “junk bonds”) and have intermediate- to long-term maturities (three years or longer). Putnam Management may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments. The fund typically uses to a significant extent derivatives, such as futures, options, certain foreign currency transactions and swap contracts, for both hedging and non-hedging purposes.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class  IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the fund’s Amended and Restated Agreement and Declaration of Trust, any claims asserted against or on behalf of the Putnam Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Note 1 — Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.

Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under Accounting Standards Codification 820 Fair Value Measurements and Disclosures (ASC 820). If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Joint trading account Pursuant to an exemptive order from the SEC, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 90 days.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale

50 Putnam VT Diversified Income Fund

price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, and including amortization and accretion of premiums and discounts on debt securities, is recorded on the accrual basis. Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

The fund may have earned certain fees in connection with its senior loan purchasing activities. These fees, if any, are treated as market discount and are amortized into income in the Statement of operations.

Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.

Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

Options contracts The fund uses options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.

Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap option contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.

Written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Futures contracts The fund uses futures contracts for hedging treasury term structure risk and for yield curve positioning.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”

Futures contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Forward currency contracts The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used for hedging currency exposures and to gain exposure to currencies.

The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities.

Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

Interest rate swap contracts The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning and for gaining exposure to rates in various countries.

An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.

The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for

Putnam VT Diversified Income Fund 51

centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and centrally cleared interest rate swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Total return swap contracts The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, for gaining exposure to specific sectors, for hedging inflation and for gaining exposure to inflation.

To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities.

OTC and/or centrally cleared total return swap contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

Credit default contracts The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk and for gaining exposure to specific sectors.

In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded in variation margin on the Statement of assets and liabilities and recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.

OTC and centrally cleared credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

TBA commitments The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

The fund may also enter into TBA sale commitments to hedge its portfolio positions, to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.

Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.

TBA purchase commitments outstanding at period end, if any, are listed within the fund’s portfolio and TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

Master agreements The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $140,958 at the close of the reporting period.

Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to

52 Putnam VT Diversified Income Fund

by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.

At the close of the reporting period, the fund had a net liability position of $8,181,711 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $7,461,967 and may include amounts related to unsettled agreements.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit The fund participates, along with other Putnam funds, in a $317.5 million unsecured committed line of credit and a $235.5 million unsecured uncommitted line of credit, both provided by State Street. Borrowings may be made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest is charged to the fund based on the fund’s borrowing at a rate equal to 1.25% plus the higher of (1) the Federal Funds rate and (2) the overnight LIBOR for the committed line of credit and the Federal Funds rate plus 1.30% for the uncommitted line of credit. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit has been paid by the participating funds. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit is allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

The fund may also be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned. In some cases, the fund may be entitled to reclaim all or a portion of such taxes, and such reclaim amounts, if any, are reflected as an asset on the fund’s books. In many cases, however, the fund may not receive such amounts for an extended period of time, depending on the country of investment.

Under the Regulated Investment Company Modernization Act of 2010, the fund will be permitted to carry forward capital losses incurred for an unlimited period and the carry forwards will retain their character as either short-term or long-term capital losses. At December 31, 2019, the fund had the following capital loss carryovers available, to the extent allowed by the Code, to offset future net capital gain, if any:

	Loss carryover
Short-term	Long-term	Total
$33,272,067	$16,532,541	$49,804,608

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $272,860,842, resulting in gross unrealized appreciation and depreciation of $26,991,906 and $53,404,144, respectively, or net unrealized depreciation of $26,412,238.

Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Beneficial interest At the close of the reporting period, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 42.1% of the fund is owned by accounts of one insurance company.

Note 2 — Management fee, administrative services and other transactions

The fund pays Putnam Management a management fee (based on the fund’s average net assets and computed and paid monthly) at annual rates that may vary based on the average of the aggregate net assets of all open-end mutual funds sponsored by Putnam Management (excluding net assets of funds that are invested in, or that are invested in by, other Putnam funds to the extent necessary to avoid “double counting” of those assets). Such annual rates may vary as follows:

0.700%	of the first $5 billion,
0.650%	of the next $5 billion,
0.600%	of the next $10 billion,
0.550%	of the next $10 billion,
0.500%	of the next $50 billion,
0.480%	of the next $50 billion,
0.470%	of the next $100 billion and
0.465%	of any excess thereafter.

For the reporting period, the management fee represented an effective rate (excluding the impact from any expense waivers in effect) of 0.268% of the fund’s average net assets.

Putnam Management has contractually agreed, through April 30, 2022, to waive fees and/or reimburse the fund’s expenses to the extent necessary to limit the cumulative expenses of the fund, exclusive of brokerage, interest, taxes, investment-related expenses, extraordinary expenses, acquired fund fees and expenses and payments under the fund’s investor servicing contract, investment management contract and distribution plan, on a fiscal year-to-date basis to an annual rate of 0.20% of the fund’s average net assets over such fiscal year-to-date period. During the reporting period, the fund’s expenses were not reduced as a result of this limit.

Putnam Investments Limited (PIL), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Putnam Management were to engage the services of PIL, Putnam Management would pay a quarterly sub-management fee to PIL for its services at an annual rate of 0.40% of the average net assets of the portion of the fund managed by PIL.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam VT Diversified Income Fund 53

Putnam Investor Services, Inc., an affiliate of Putnam Management, provides investor servicing agent functions to the fund. Putnam Investor Services, Inc. was paid a monthly fee for investor servicing at an annual rate of 0.07% of the fund’s average daily net assets. During the reporting period, the expenses for each class of shares related to investor servicing fees were as follows:

Class IA	$21,030
Class IB	45,883
Total	$66,913

The fund has entered into expense offset arrangements with Putnam Investor Services, Inc. and State Street whereby Putnam Investor Services, Inc.’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $802 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $144, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the Plan) with respect to its class  IB shares pursuant to Rule 12b–1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, an indirect wholly-owned subsidiary of Putnam Investments, LLC, for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares. The expenses related to distribution fees during the reporting period are included in Distribution fees in the Statement of operations.

Note 3 — Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of	Proceeds
	purchases	from sales
Investments in securities, including
TBA commitments
(Long-term)	$1,270,314,059	$1,310,072,436
U.S. government securities
(Long-term)	—	—
Total	$1,270,314,059	$1,310,072,436

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4 — Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

		Class IA shares				Class IB shares
	Six months ended 6/30/20		Year ended 12/31/19		Six months ended 6/30/20		Year ended 12/31/19
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	112,570	$657,125	378,454	$2,290,023	2,473,811	$13,849,193	3,825,044	$23,066,484
Shares issued in connection with
reinvestment of distributions	935,135	4,703,731	405,503	2,368,140	1,949,413	9,864,028	751,417	4,410,819
	1,047,705	5,360,856	783,957	4,658,163	4,423,224	23,713,221	4,576,461	27,477,303
Shares repurchased	(739,188)	(4,204,634)	(1,413,212)	(8,521,842)	(3,331,298)	(18,970,476)	(3,900,222)	(23,511,058)
Net increase (decrease)	308,517	$1,156,222	(629,255)	$(3,863,679)	1,091,926	$4,742,745	676,239	$3,966,245

Note 5 — Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

					Shares outstanding
	Fair value as of				and fair value as of
Name of affiliate	12/31/19	Purchase cost	Sale proceeds	Investment income	6/30/20
Short-term investments
Putnam Short Term Investment Fund*	$37,952,196	$44,389,273	$46,405,016	$188,887	$35,936,453
Total Short-term investments	$37,952,196	$44,389,273	$46,405,016	$188,887	$35,936,453

*Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

Note 6 — Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest in higher-yielding, lower-rated bonds that may have a higher rate of default. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

54 Putnam VT Diversified Income Fund

On July 27, 2017, the United Kingdom’s Financial Conduct Authority (“FCA”), which regulates LIBOR, announced a desire to phase out the use of LIBOR by the end of 2021.  LIBOR has historically been a common benchmark interest rate index used to make adjustments to variable-rate loans. It is used throughout global banking and financial industries to determine interest rates for a variety of financial instruments and borrowing arrangements. The transition process might lead to increased volatility and illiquidity in markets that currently rely on LIBOR to determine interest rates. It could also lead to a reduction in the value of some LIBOR-based investments and reduce the effectiveness of new hedges placed against existing LIBOR-based investments. While some LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, not all may have such provisions and there may be significant uncertainty regarding the effectiveness of any such alternative methodologies. Since the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Beginning in January 2020, global financial markets have experienced, and may continue to experience, significant volatility resulting from the spread of a virus known as COVID–19. The outbreak of COVID–19 has resulted in travel and border restrictions, quarantines, supply chain disruptions, lower consumer demand, and general market uncertainty. The effects of COVID–19 have adversely affected, and may continue to adversely affect, the global economy, the economies of certain nations, and individual issuers, all of which may negatively impact the fund’s performance.

Note 7 — Senior loan commitments

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

Note 8 — Summary of derivative activity

The volume of activity for the reporting period for any derivative type that was held during the period is listed below and was based on an average of the holdings at the end of each fiscal quarter:

Purchased TBA commitment option contracts (contract amount)	$145,000,000
Purchased currency option contracts (contract amount)	$38,500,000
Purchased swap option contracts (contract amount)	$499,300,000
Written TBA commitment option contracts (contract amount)	$150,100,000
Written currency option contracts (contract amount)	$28,700,000
Written swap option contracts (contract amount)	$323,200,000
Futures contracts (number of contracts)	400
Forward currency contracts (contract amount)	$144,000,000
OTC interest rate swap contracts (notional)	$—*
Centrally cleared interest rate swap contracts (notional)	$974,800,000
OTC total return swap contracts (notional)	$26,800,000
Centrally cleared total return swap contracts (notional)	$112,500,000
OTC credit default contracts (notional)	$62,500,000

*For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

The following is a summary of the fair value of derivative instruments as of the close of the reporting period:

Fair value of derivative instruments as of the close of the reporting period

	Asset derivatives		Liability derivatives
Derivatives not accounted for as hedging	Statement of assets and		Statement of assets and
instruments under ASC 815	liabilities location	Fair value	liabilities location	Fair value
Credit contracts	Receivables	$5,606,475	Payables	$15,034,378
	Investments,
Foreign exchange contracts	Receivables	1,174,969	Payables	914,947
	Investments, Receivables,
	Net assets — Unrealized		Payables, Net assets —
Interest rate contracts	appreciation	30,708,501*	Unrealized depreciation	28,003,138*
Total		$37,489,945		$43,952,463

*Includes cumulative appreciation/depreciation of futures contracts and/or centrally cleared swaps as reported in the fund’s portfolio. Only current day’s variation margin is reported within the Statement of assets and liabilities.

Putnam VT Diversified Income Fund 55

The following is a summary of realized and change in unrealized gains or losses of derivative instruments in the Statement of operations for the reporting period (Note 1):

Amount of realized gain or (loss) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$1,359,808	$1,359,808
Foreign exchange contracts	(354,826)	—	(131,406)	—	$(486,232)
Interest rate contracts	7,866,828	(59,601)	—	(9,854,214)	$(2,046,987)
Total	$7,512,002	$(59,601)	$(131,406)	$(8,494,406)	$(1,173,411)

Change in unrealized appreciation or (depreciation) on derivatives recognized in net gain or (loss) on investments

Derivatives not accounted for as hedging			Forward currency
instruments under ASC 815	Options	Futures	contracts	Swaps	Total
Credit contracts	$—	$—	$—	$(8,685,777)	$(8,685,777)
Foreign exchange contracts	193,363	—	104,379	—	$297,742
Interest rate contracts	4,073,694	(76,283)	—	(1,188,490)	$2,808,921
Total	$4,267,057	$(76,283)	$104,379	$(9,874,267)	$(5,579,114)

56 Putnam VT Diversified Income Fund

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Putnam VT Diversified Income Fund 57

Note 9 — Offsetting of financial and derivative assets and liabilities

The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions or borrowing transactions associated with securities sold short, if any, see Note 1. For financial reporting purposes, the fund does not offset financial assets and financial liabilities that are subject to the master netting agreements in the Statement of assets and liabilities.

	Bank of America N.A.	Barclays Bank PLC	Barclays Capital, Inc. (clearing broker)	Citibank, N.A.	Citigroup Global Markets, Inc.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch International	Morgan Stanley & Co. International PLC	NatWest Markets PLC	State Street Bank and Trust Co.	Toronto- Dominion Bank	UBS AG	WestPac Banking Corp.	Total
Assets:
Centrally cleared interest rate
swap contracts§	$—	$—	$757,769	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$757,769
OTC Total return
swap contracts*#	—	2,011	—	—	—	2,863	—	14,933	—	7,932	369	—	—	—	—	—	—	—	28,108
Centrally cleared total return
swap contracts§	—	—	51,133	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	51,133
OTC Credit default contracts —
protection sold*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
OTC Credit default contracts —
protection purchased*#	—	—	—	—	1,227,789	1,159,654	—	688,072	—	—	1,238,091	472,824	820,045	—	—	—	—	—	5,606,475
Futures contracts§	—	—	—	—	—	—	—	—	—	—	21,653	—	—	—	—	—	—	—	21,653
Forward currency contracts#	57,046	98,686	—	3,457	—	49,070	—	69,116	92,056	24,488	—	—	—	26,671	125,214	62,938	137,162	99,347	845,251
Forward premium swap
option contracts #	1,270,542	93,979	—	296,568	—	—	—	340,783	—	3,559,404	—	—	1,199,911	—	—	—	470,241	—	7,231,428
Purchased swap options**#	—	127,623	—	903,728	—	—	—	466,157	—	1,683,745	—	—	4,531,408	—	—	58,597	536,917	—	8,308,175
Purchased options**#	116,162	16,711	—	—	—	37,357	—	99,470	—	882,890	—	—	—	—	—	—	60,018	—	1,212,608
Total Assets	$1,443,750	$339,010	$808,902	$1,203,753	$1,227,789	$1,248,944	$—	$1,678,531	$92,056	$6,158,459	$1,260,113	$472,824	$6,551,364	$26,671	$125,214	$121,535	$1,204,338	$99,347	$24,062,600
Liabilities:
Centrally cleared interest rate
swap contracts§	$—	$—	$727,979	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$727,979
OTC Total return
swap contracts*#	—	40,750	—	318	—	1,054	2,247	14,660	—	191,526	11,240	—	—	—	—	—	—	—	261,795
Centrally cleared total return
swap contracts§	—	—	90,168	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	90,168
OTC Credit default contracts —
protection sold*#	301,465	—	—	—	3,019,832	2,898,017	—	2,337,296	—	—	2,754,822	598,011	2,934,096	—	—	—	—	—	14,843,539
OTC Credit default contracts —
protection purchased*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures contracts§	—	—	—	—	—	—	—	—	—	—	7,829	—	—	—	—	—	—	—	7,829
Forward currency contracts#	54,292	66,437	—	60,697	—	74,631	—	60,269	63,141	83,214	—	—	—	8,891	164,946	25,319	114,576	23,887	800,300
Forward premium swap
option contracts #	462,688	45,308	—	231,296	—	—	—	242,065	—	2,213,293	—	—	794,591	—	—	—	523,929	—	4,513,170
Written swap options #	—	580,819	—	956,731	—	—	—	291,870	—	1,550,694	—	—	3,990,432	—	—	127,100	430,003	—	7,927,649
Written options #	43,993	6,435	—	—	—	20,288	—	37,558	—	314,614	—	—	—	—	—	—	6,373	—	429,261
Total Liabilities	$862,438	$739,749	$818,147	$1,249,042	$3,019,832	$2,993,990	$2,247	$2,983,718	$63,141	$4,353,341	$2,773,891	$598,011	$7,719,119	$8,891	$164,946	$152,419	$1,074,881	$23,887	$29,601,690
Total Financial and
Derivative Net Assets	$581,312	$(400,739)	$(9,245)	$(45,289)	$(1,792,043)	$(1,745,046)	$(2,247)	$(1,305,187)	$28,915	$1,805,118	$(1,513,778)	$(125,187)	$(1,167,755)	$17,780	$(39,732)	$(30,884)	$129,457	$75,460	$(5,539,090)
Total collateral received
(pledged)†##	$581,312	$(400,739)	$—	$10,000	$(1,770,760)	$(1,745,046)	$—	$(610,878)	$—	$1,805,118	$(1,513,778)	$(125,187)	$(1,167,755)	$—	$—	$—	$129,457	$—
Net amount	$—	$—	$(9,245)	$(55,289)	$(21,283)	$—	$(2,247)	$(694,309)	$28,915	$—	$—	$—	$—	$17,780	$(39,732)	$(30,884)	$—	$75,460
Controlled collateral received
(including TBA commitments)**	$613,943	$—	$—	$10,000	$—	$—	$—	$—	$—	$2,110,000	$—	$—	$—	$—	$—	$—	$—	$—	$2,733,943
Uncontrolled collateral received	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$140,958	$—	$140,958
Collateral (pledged) (including
TBA commitments)**	$—	$(433,000)	$—	$—	$(1,770,760)	$(1,774,655)	$—	$(610,878)	$—	$—	$(1,679,840)	$(130,984)	$(1,190,837)	$—	$—	$—	$—	$—	$(7,590,954)

*Excludes premiums, if any. Included in unrealized appreciation and depreciation on OTC swap contracts on the Statement of assets and liabilities.

**Included with Investments in securities on the Statement of assets and liabilities.

†Additional collateral may be required from certain brokers based on individual agreements.

# Covered by master netting agreement (Note 1).

## Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§ Includes current day’s variation margin only as reported on the Statement of assets and liabilities, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund’s portfolio. Collateral pledged for initial margin on futures contracts and centrally cleared swap contracts, which is not included in the table above, amounted to $550,903 and $2,095,563, respectively.

58 Putnam VT Diversified Income Fund	Putnam VT Diversified Income Fund 59

Trustee approval of management contract

General conclusions

The Board of Trustees of The Putnam Funds oversees the management of each fund and, as required by law, determines annually whether to approve the continuance of your fund’s management contract with Putnam Investment Management, LLC (“Putnam Management”) and the sub-management contract with respect to your fund between Putnam Management and its affiliate, Putnam Investments Limited (“PIL”). The Board, with the assistance of its Contract Committee, requests and evaluates all information it deems reasonably necessary under the circumstances in connection with its annual contract review. The Contract Committee consists solely of Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of The Putnam Funds (“Independent Trustees”).

At the outset of the review process, members of the Board’s independent staff and independent legal counsel considered any possible changes to the annual contract review materials furnished to the Contract Committee during the course of the previous year’s review and, as applicable, identified those changes to Putnam Management. Following these discussions and in consultation with the Contract Committee, the Independent Trustees’ independent legal counsel requested that Putnam Management and its affiliates furnish specified information, together with any additional information that Putnam Management considered relevant, to the Contract Committee. Over the course of several months ending in June 2020, the Contract Committee met on a number of occasions with representatives of Putnam Management, and separately in executive session, to consider the information that Putnam Management provided. Throughout this process, the Contract Committee was assisted by the members of the Board’s independent staff and by independent legal counsel for The Putnam Funds and the Independent Trustees.

In May 2020, the Contract Committee met in executive session to discuss and consider its recommendations with respect to the continuance of the contracts. At the Trustees’ June 2020 meeting, the Contract Committee met in executive session with the other Independent Trustees to review a summary of the key financial, performance and other data that the Contract Committee considered in the course of its review. The Contract Committee then presented its written report, which summarized the key factors that the Committee had considered and set forth its recommendations. The Contract Committee recommended, and the Independent Trustees approved, the continuance of your fund’s management and sub-management contracts, effective July 1, 2020. (Because PIL is an affiliate of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL, the Trustees have not attempted to evaluate PIL as a separate entity, and all subsequent references to Putnam Management below should be deemed to include reference to PIL as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds, the costs incurred by Putnam Management in providing services to the fund, and the application of certain reductions and waivers noted below; and

• That the fee schedule in effect for your fund represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the management arrangements for your fund and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that some aspects of the arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of fee arrangements in previous years. For example, with certain exceptions primarily involving newly launched or repositioned funds, the current fee arrangements under the vast majority of the funds’ management contracts were first implemented at the beginning of 2010 following extensive review by the Contract Committee and discussions with representatives of Putnam Management, as well as approval by shareholders.

Management fee schedules and total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints. The Trustees also reviewed the total expenses of each Putnam fund, recognizing that in most cases management fees represented the major, but not the sole, determinant of total costs to fund shareholders. (Two funds have implemented so-called “all-in” management fees covering substantially all routine fund operating costs.)

In reviewing fees and expenses, the Trustees generally focus their attention on material changes in circumstances — for example, changes in assets under management, changes in a fund’s investment strategy, changes in Putnam Management’s operating costs or profitability, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not indicate that changes to the management fee schedule for your fund would be appropriate at this time.

Under its management contract, your fund has the benefit of breakpoints in its management fee schedule that provide shareholders with economies of scale in the form of reduced fee levels as assets under management in the Putnam family of funds increase. The Trustees concluded that the fee schedule in effect for your fund represented an appropriate sharing of economies of scale between fund shareholders and Putnam Management.

As in the past, the Trustees also focused on the competitiveness of each fund’s total expense ratio. In order to support the effort to have fund expenses meet competitive standards, the Trustees and Putnam Management and the funds’ investor servicing agent, Putnam Investor Services, Inc. (“PSERV”), have implemented expense limitations that were in effect during your fund’s fiscal year ending in 2019. These expense limitations were: (i) a contractual expense limitation applicable to specified open-end funds, including your fund, of 25 basis points on investor servicing fees and expenses and (ii) a contractual expense limitation applicable to specified open-end funds, including your fund, of 20 basis points on so-called “other expenses” (i.e., all expenses exclusive of management fees, distribution fees, investor servicing fees, investment-related expenses, interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses). These expense

60 Putnam VT Diversified Income Fund

limitations attempt to maintain competitive expense levels for the funds. Most funds, including your fund, had sufficiently low expenses that these expense limitations were not operative during their fiscal years ending in 2019. Putnam Management and PSERV have agreed to maintain these expense limitations until at least April 30, 2022. The support of Putnam Management and PSERV for these expense limitation arrangements was an important factor in the Trustees’ decision to approve the continuance of your fund’s management and sub-management contracts.

The Trustees reviewed comparative fee and expense information for a custom group of competitive funds selected by Broadridge Financial Solutions, Inc. (“Broadridge”). This comparative information included your fund’s percentile ranking for effective management fees and total expenses (excluding any applicable 12b-1 fees), which provides a general indication of your fund’s relative standing. In the custom peer group, your fund ranked in the second quintile in effective management fees (determined for your fund and the other funds in the custom peer group based on fund asset size and the applicable contractual management fee schedule) and in the fifth quintile in total expenses (excluding any applicable 12b-1 fees) as of December 31, 2019. The first quintile represents the least expensive funds and the fifth quintile the most expensive funds. The fee and expense data reported by Broadridge as of December 31, 2019 reflected the most recent fiscal year-end data available in Broadridge’s database at that time.

In connection with their review of fund management fees and total expenses, the Trustees also reviewed the costs of the services provided and the profits realized by Putnam Management and its affiliates from their contractual relationships with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management, investor servicing and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of the revenues, expenses and profitability of Putnam Management and its affiliates, allocated on a fund-by-fund basis, with respect to the funds’ management, distribution, and investor servicing contracts. For each fund, the analysis presented information about revenues, expenses and profitability for each of the agreements separately and for the agreements taken together on a combined basis. The Trustees concluded that, at current asset levels, the fee schedules in place represented reasonable compensation for the services being provided and represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the Putnam funds at that time.

The information examined by the Trustees in connection with their annual contract review for the Putnam funds included information regarding services provided and fees charged by Putnam Management and its affiliates to other clients, including defined benefit pension and profit-sharing plans, sub-advised mutual funds, private funds sponsored by affiliates of Putnam Management, and model-only separately managed accounts. This information included, in cases where a product’s investment strategy corresponds with a fund’s strategy, comparisons of those fees with fees charged to the Putnam funds, as well as an assessment of the differences in the services provided to these clients as compared to the services provided to the Putnam funds. The Trustees observed that the differences in fee rates between these clients and the Putnam funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients may reflect, among other things, historical competitive forces operating in separate marketplaces. The Trustees considered the fact that in many cases fee rates across different asset classes are higher on average for mutual funds than for other clients, and the Trustees also considered the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to its other clients. The Trustees did not rely on these comparisons to any significant extent in concluding that the management fees paid by your fund are reasonable.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under your fund’s management contract. The Trustees were assisted in their review of Putnam Management’s investment process and performance by the work of the investment oversight committees of the Trustees and the full Board of Trustees, which meet on a regular basis with individual portfolio managers and with senior management of Putnam Management’s Investment Division throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — based on the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to them, and in general Putnam Management’s ability to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period.

The Trustees considered that, in the aggregate, 2019 was a strong year of performance for The Putnam Funds, with the Putnam funds, on an asset-weighted basis, ranking in the top quartile of their Lipper Inc. (“Lipper”) peers for the year ended December 31, 2019. For those funds that are evaluated based on their total returns versus selected investment benchmarks, the Trustees observed that the funds, on an asset-weighted-basis, delivered a gross return that was 2.3% ahead of their benchmarks in 2019. In addition to the performance of the individual Putnam funds, the Trustees considered, as they had in prior years, the performance of The Putnam Fund complex versus competitor fund complexes. In this regard, the Trustees observed that The Putnam Funds’ relative performance, as reported in the Barron’s/Lipper Fund Families survey, was exceptionally strong over both the short and long term, with The Putnam Funds ranking as the 8th best performing mutual fund complex out of 55 complexes for the one-year period ended December 31, 2019 and the 8th best performing mutual fund complex out of 45 complexes for the ten-year period, with 2019 marking the third consecutive year that The Putnam Funds have ranked in the top ten fund complexes for the ten-year period. The Trustees also noted that The Putnam Funds ranked 26th out of 52 complexes for the five-year period ended December 31, 2019. In addition to the Barron’s/Lipper Fund Families Survey, the Trustees also considered the funds’ ratings assigned by Morningstar Inc., noting that 22 of the funds were four- or five-star rated at the end of 2019 and that this included five funds that had achieved a five-star rating. They also noted, however, the disappointing investment performance of some funds for periods ended December 31, 2019 and considered information provided by Putnam Management regarding the factors contributing to the underperformance and actions being taken to improve the performance of these particular funds. The Trustees indicated their intention to continue to monitor closely the performance of those funds, including the effectiveness of any efforts Putnam Management has undertaken to address underperformance and whether additional actions to address areas of underperformance are warranted.

For purposes of the Trustees’ evaluation of the Putnam funds’ investment performance, the Trustees generally focus on a competitive industry ranking of each fund’s total net return over a one-year, three-year and

Putnam VT Diversified Income Fund 61

five-year period. For a number of Putnam funds with relatively unique investment mandates for which Putnam Management informed the Trustees that meaningful competitive performance rankings are not considered to be available, the Trustees evaluated performance based on their total gross and net returns and comparisons of those returns with the returns of selected investment benchmarks. In the case of your fund, the Trustees considered that its class IA share cumulative total return performance at net asset value was in the following quartiles of its Lipper peer group (Lipper VP (Underlying Funds) — General Bond Funds) for the one-year, three-year and five-year periods ended December 31, 2019 (the first quartile representing the best-performing funds and the fourth quartile the worst-performing funds):

One-year period	Three-year period	Five-year period
1st	1st	1st

For the three-year period ended December 31, 2019, your fund’s performance was in the top decile of its Lipper peer group. Over the one-year, three-year and five-year periods ended December 31, 2019, there were 34, 27 and 22 funds, respectively, in your fund’s Lipper peer group. (When considering performance information, shareholders should be mindful that past performance is not a guarantee of future results.)

The Trustees considered Putnam Management’s continued efforts to support fund performance through initiatives including structuring compensation for portfolio managers and research analysts to enhance accountability for fund performance, emphasizing accountability in the portfolio management process, and affirming its commitment to a fundamental-driven approach to investing. The Trustees noted further that Putnam Management had made selective hires and internal promotions in 2019 to strengthen its investment team.

Brokerage and soft-dollar allocations; investor servicing

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with your fund. These include benefits related to brokerage allocation and the use of soft dollars, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that are expected to be useful to Putnam Management in managing the assets of the fund and of other clients. Subject to policies established by the Trustees, soft dollars generated by these means are used predominantly to acquire brokerage and research services (including third-party research and market data) that enhance Putnam Management’s investment capabilities and supplement Putnam Management’s internal research efforts. The Trustees noted that, in 2019, they had approved the elimination of a fund expense recapture program, whereby a portion of available soft dollars were used to pay fund expenses, and that the amount of commissions allocated to that program were instead used to increase, by a corresponding amount, the budget allocated for execution services. The Trustees indicated their continued intent to monitor regulatory and industry developments in this area with the assistance of their Brokerage Committee. In addition, with the assistance of their Brokerage Committee, the Trustees indicated their continued intent to monitor the allocation of the Putnam funds’ brokerage in order to ensure that the principle of seeking best price and execution remains paramount in the portfolio trading process.

Putnam Management may also receive benefits from payments that the funds make to Putnam Management’s affiliates for investor or distribution services. In conjunction with the annual review of your fund’s management and sub-management contracts, the Trustees reviewed your fund’s investor servicing agreement with PSERV and its distributor’s contracts and distribution plans with Putnam Retail Management Limited Partnership (“PRM”), both of which are affiliates of Putnam Management. The Trustees concluded that the fees payable by the funds to PSERV and PRM, as applicable, for such services are fair and reasonable in relation to the nature and quality of such services, the fees paid by competitive funds, and the costs incurred by PSERV and PRM, as applicable, in providing such services. Furthermore, the Trustees were of the view that the services provided were required for the operation of the funds, and that they were of a quality at least equal to those provided by other providers.

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64 Putnam VT Diversified Income Fund

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2020, are available in the Individual Investors section of putnam.com and on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. If you have questions about finding forms on the SEC’s website, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

The fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT within 60 days of the end of such fiscal quarter. Shareholders may obtain the fund’s Form N-PORT from the SEC’s website at www.sec.gov.

Prior to its use of Form N-PORT, the fund filed its complete schedule of its portfolio holdings with the SEC on Form N-Q, which is available online at www.sec.gov.

Liquidity risk management program

Putnam, as the administrator of the fund’s liquidity risk management program (appointed by the Board of Trustees), presented the first annual report on the program to the Trustees in April 2020. The report covered the structure of the program, including the program documents and related policies and procedures adopted to comply with Rule 22e-4 under the Investment Company Act of 1940, and reviewed the operation of the program from December 2018 through March 2020. The report included a description of the annual liquidity assessment of the fund that Putnam performed in November 2019. The report noted that there were no material compliance exceptions identified under Rule 22e-4 during the period. The report included a review of the governance of the program and the methodology for classification of the fund’s investments. The report also included a discussion of liquidity monitoring during the period, including during the market liquidity challenges caused by the COVID-19 pandemic, and the impact those challenges had on the liquidity of the fund’s investments. Putnam concluded that the program has been operating effectively and adequately to ensure compliance with Rule 22e-4.

Fund information

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investments	Kenneth R. Leibler, Chair
100 Federal Street	Mailing address:	Liaquat Ahamed
Boston, MA 02110	P.O. Box 219697	Ravi Akhoury
	Kansas City, MO 64121-9697	Barbara M. Baumann
Investment Sub-Advisor	1-800-225-1581	Katinka Domotorffy
Putnam Investments Limited		Catharine Bond Hill
16 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1ER	State Street Bank and Trust Company	George Putnam, III
Robert L. Reynolds
Marketing Services	Legal Counsel	Manoj P. Singh
Putnam Retail Management	Ropes & Gray LLP	Mona K. Sutphen
100 Federal Street
Boston, MA 02110

The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

Putnam VT Diversified Income Fund 65

This report has been prepared for the shareholders
of Putnam VT Diversified Income Fund.	VTSA028 322127 8/20

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant's schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 180 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 13. Exhibits:

(a)(1) Not applicable

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer

Date: August 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer

Date: August 27, 2020

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer

Date: August 27, 2020